                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS

THE COMPANY........................................................................................................... B-3

THE SEPARATE ACCOUNT.................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.................................................................... B-3

THE CONTRACTS......................................................................................................... B-4
   Transfer of Annuity Units.......................................................................................... B-4
   Net Investment Factor.............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS............................................................................... B-4

CALCULATION OF PERFORMANCE DATA....................................................................................... B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio........................................................................ B-5
   Other Subaccounts.................................................................................................. B-6
   Other Performance Data............................................................................................. B-7

TAX MATTERS........................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York............................................................ B-7
   IRS Required Distributions......................................................................................... B-8

GENERAL PROVISIONS.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-8
   Statement of Values................................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................................... B-8
   Written Notice..................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS......................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................. B-9

EXPERTS............................................................................................................... B-9

FINANCIAL STATEMENTS.................................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We are owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

On January 16, 2013, Genworth announced a proposed legal entity reorganization that would involve the creation of a new holding company over Genworth with Genworth becoming a direct, wholly-owned subsidiary of the new holding company. Following the completion of the reorganization, Genworth will continue to own its existing businesses except the U.S. mortgage insurance subsidiaries.

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and
(ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life and long-term care insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our deferred variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.

We are subject to regulation by the New York State Department of Financial Services (the "Department"). We file an annual statement with the Department on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Department examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the Department at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance
Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)

Current Yield:   -1.76% as of December 31, 2012
Effective Yield  -1.75% as of December 31, 2012

Goldman Sachs Variable Insurance Trust -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)

Current Yield:   -1.56% as of December 31, 2012
Effective Yield  -1.55% as of December 31, 2012

Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)

Current Yield:   -1.76% as of December 31, 2012
Effective Yield  -1.75% as of December 31, 2012

Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)

Current Yield:   -1.56% as of December 31, 2012
Effective Yield  -1.55% as of December 31, 2012

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS

The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2012

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-18

Statements of Changes in Net Assets........................................ F-33

Notes to Financial Statements.............................................. F-62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid

Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/ VA -- Non-Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term
U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 17, 2013

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2012


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                             CAPITAL        CORE
                                           APPRECIATION    EQUITY
                                             FUND --      FUND --
                              CONSOLIDATED   SERIES I     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $784,757,221      --        675,535
Dividend receivable..........      221,760      --             --
Receivable for units sold....      155,904      --            124
                              ------------      --        -------
       Total assets..........  785,134,885      --        675,659
                              ------------      --        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      111,939      --             85
Payable for units
  withdrawn..................      176,288      --             --
                              ------------      --        -------
       Total liabilities.....      288,227      --             85
                              ------------      --        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  767,911,226      --        675,574
   Variable annuity
     contract owners in
     the annuitization
     period..................   16,935,432      --             --
                              ------------      --        -------
       Net assets............ $784,846,658      --        675,574
                              ============      ==        =======
Investments in
  securities at cost......... $739,604,122      --        559,064
                              ============      ==        =======
Shares outstanding...........                   --         22,413
                                                ==        =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                         INVESCO VAN INVESCO VAN             INVESCO VAN  INVESCO VAN
                              INVESCO V.I. INVESCO V.I.  KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.  KAMPEN V.I.
                                 GLOBAL    INTERNATIONAL  AMERICAN    AMERICAN   KAMPEN V.I. EQUITY AND      VALUE
                              REAL ESTATE     GROWTH      FRANCHISE   FRANCHISE   COMSTOCK     INCOME    OPPORTUNITIES
                                FUND --       FUND --      FUND --     FUND --     FUND --     FUND --      FUND --
                               SERIES II     SERIES II    SERIES I    SERIES II   SERIES II   SERIES II    SERIES II
                                 SHARES       SHARES       SHARES      SHARES      SHARES      SHARES       SHARES
                              ------------ ------------- ----------- ----------- ----------- ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............   364,791      8,464,561     324,303     144,977    2,396,117   1,497,590      945,651
Dividend receivable..........        --             --          --          --           --          --           --
Receivable for units sold....        --             --          --          23           --         727          604
                                -------      ---------     -------     -------    ---------   ---------    ---------
       Total assets..........   364,791      8,464,561     324,303     145,000    2,396,117   1,498,317      946,255
                                -------      ---------     -------     -------    ---------   ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        51          1,147          41          18          294         265          119
Payable for units
  withdrawn..................       321          7,402          34          --          555          --           --
                                -------      ---------     -------     -------    ---------   ---------    ---------
       Total liabilities.....       372          8,549          75          18          849         265          119
                                -------      ---------     -------     -------    ---------   ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   333,160      8,331,213     324,228     144,982    2,395,268   1,496,670      946,136
   Variable annuity
     contract owners in
     the annuitization
     period..................    31,259        124,799          --          --           --       1,382           --
                                -------      ---------     -------     -------    ---------   ---------    ---------
       Net assets............   364,419      8,456,012     324,228     144,982    2,395,268   1,498,052      946,136
                                =======      =========     =======     =======    =========   =========    =========
Investments in
  securities at cost.........   326,049      7,491,991     331,251     112,443    2,083,396   1,355,011    1,064,816
                                =======      =========     =======     =======    =========   =========    =========
Shares outstanding...........    24,142        285,194       8,939       4,078      181,249      99,508      133,756
                                =======      =========     =======     =======    =========   =========    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012





                                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                           WEALTH STRATEGY       GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $6,317,893          193,695          3,829,288        12,667,747         1,190,364
Dividend receivable......            --               --                 --                --                --
Receivable for units sold            --               27                 --                --               222
                             ----------          -------          ---------        ----------         ---------
    Total assets.........     6,317,893          193,722          3,829,288        12,667,747         1,190,586
                             ----------          -------          ---------        ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           896               24                490             1,731               148
Payable for units
 withdrawn...............         1,039               --                 88            34,617                --
                             ----------          -------          ---------        ----------         ---------
    Total liabilities....         1,935               24                578            36,348               148
                             ----------          -------          ---------        ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,931,509          193,698          3,828,710        12,420,029         1,190,438
 Variable annuity
   contract owners in
   the annuitization
   period................       384,449               --                 --           211,370                --
                             ----------          -------          ---------        ----------         ---------
    Net assets...........    $6,315,958          193,698          3,828,710        12,631,399         1,190,438
                             ==========          =======          =========        ==========         =========
Investments in
 securities at cost......    $5,781,565          187,378          3,565,734        12,910,786           932,624
                             ==========          =======          =========        ==========         =========
Shares outstanding.......       526,053           11,796            185,348           986,585            39,182
                             ==========          =======          =========        ==========         =========

                                               AMERICAN
                                               CENTURY
                                               VARIABLE
                                            PORTFOLIOS II,    AMERICAN CENTURY VARIABLE
                                                 INC.             PORTFOLIOS, INC.
                          -------------------------------- -------------------------------
                          ALLIANCEBERNSTEIN       VP          VP
                              SMALL CAP       INFLATION    INCOME &      VP          VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL ULTRA(R)
                            PORTFOLIO --       FUND --     FUND --     FUND --    FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I    CLASS I
                          ----------------- -------------- -------- ------------- --------
ASSETS:
Investments at fair
 value (note 2b).........      212,082        13,653,300   604,445     868,264    309,254
Dividend receivable......           --                --        --          --         --
Receivable for units sold           --            10,339       141          --         54
                               -------        ----------   -------     -------    -------
    Total assets.........      212,082        13,663,639   604,586     868,264    309,308
                               -------        ----------   -------     -------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           27             1,898        78         127         39
Payable for units
 withdrawn...............            5                --        --         553         --
                               -------        ----------   -------     -------    -------
    Total liabilities....           32             1,898        78         680         39
                               -------        ----------   -------     -------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      212,050        13,303,128   604,508     743,202    309,269
 Variable annuity
   contract owners in
   the annuitization
   period................           --           358,613        --     124,382         --
                               -------        ----------   -------     -------    -------
    Net assets...........      212,050        13,661,741   604,508     867,584    309,269
                               =======        ==========   =======     =======    =======
Investments in
 securities at cost......      160,687        12,563,886   583,397     783,590    255,688
                               =======        ==========   =======     =======    =======
Shares outstanding.......       11,551         1,134,938    87,601      97,230     28,635
                               =======        ==========   =======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              AMERICAN
                              CENTURY
                              VARIABLE
                          PORTFOLIOS, INC.                                                             COLUMBIA FUNDS VARIABLE
                            (CONTINUED)              BLACKROCK VARIABLE SERIES FUNDS, INC.                INSURANCE TRUST I
                          ---------------- ---------------------------------------------------------- --------------------------
                                                                                                                     COLUMBIA
                                                                                                        COLUMBIA     VARIABLE
                                                               BLACKROCK     BLACKROCK    BLACKROCK     VARIABLE   PORTFOLIO --
                                              BLACKROCK         GLOBAL       LARGE CAP      VALUE     PORTFOLIO --    MARSICO
                                 VP        BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES   MARSICO    INTERNATIONAL
                               VALUE           FUND --          FUND --       FUND --   V.I. FUND --     GROWTH    OPPORTUNITIES
                              FUND --         CLASS III        CLASS III     CLASS III    CLASS III     FUND --       FUND --
                              CLASS I           SHARES          SHARES        SHARES       SHARES       CLASS 1       CLASS 2
                          ---------------- ---------------- --------------- ----------- ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........     $920,069         589,059        81,304,954      133,248      498,637     2,410,414     6,635,732
Dividend receivable......           --              --                --           --           --            --            --
Receivable for units sold            5              35             5,174           --           95           145            --
                              --------         -------        ----------      -------      -------     ---------     ---------
    Total assets.........      920,074         589,094        81,310,128      133,248      498,732     2,410,559     6,635,732
                              --------         -------        ----------      -------      -------     ---------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          114              75            12,026           17           65           301           891
Payable for units
 withdrawn...............           --              --                --           --           --            --         9,102
                              --------         -------        ----------      -------      -------     ---------     ---------
    Total liabilities....          114              75            12,026           17           65           301         9,993
                              --------         -------        ----------      -------      -------     ---------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      919,960         589,019        80,166,950      133,231      498,667     2,410,258     6,541,935
 Variable annuity
   contract owners in
   the annuitization
   period................           --              --         1,131,152           --           --            --        83,804
                              --------         -------        ----------      -------      -------     ---------     ---------
    Net assets...........     $919,960         589,019        81,298,102      133,231      498,667     2,410,258     6,625,739
                              ========         =======        ==========      =======      =======     =========     =========
Investments in
 securities at cost......     $941,062         591,667        77,177,450      112,462      514,035     1,859,960     6,409,681
                              ========         =======        ==========      =======      =======     =========     =========
Shares outstanding.......      141,115          46,237         5,669,802       11,597       31,361       108,626       428,665
                              ========         =======        ==========      =======      =======     =========     =========



                          DWS VARIABLE
                            SERIES I      DWS VARIABLE SERIES II
                          ------------- --------------------------



                                         DWS DREMAN       DWS
                           DWS CAPITAL  SMALL MID CAP  LARGE CAP
                          GROWTH VIP -- VALUE VIP --  VALUE VIP --
                             CLASS B       CLASS B      CLASS B
                             SHARES        SHARES        SHARES
                          ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........    61,648        723,176      382,251
Dividend receivable......        --             --           --
Receivable for units sold         9             32           30
                             ------        -------      -------
    Total assets.........    61,657        723,208      382,281
                             ------        -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         8             93           47
Payable for units
 withdrawn...............        --             --           --
                             ------        -------      -------
    Total liabilities....         8             93           47
                             ------        -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    61,649        723,115      382,234
 Variable annuity
   contract owners in
   the annuitization
   period................        --             --           --
                             ------        -------      -------
    Net assets...........    61,649        723,115      382,234
                             ======        =======      =======
Investments in
 securities at cost......    59,542        810,836      383,006
                             ======        =======      =======
Shares outstanding.......     2,896         56,587       30,678
                             ======        =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                                                    EATON
                                                                    VANCE
                                                                  VARIABLE
                                            DREYFUS                 TRUST                    FEDERATED INSURANCE SERIES
                              ----------------------------------- ---------- -----------------------------------------------
                                DREYFUS               THE DREYFUS
                               INVESTMENT   DREYFUS    SOCIALLY
                               PORTFOLIOS   VARIABLE  RESPONSIBLE             FEDERATED    FEDERATED   FEDERATED
                                 MIDCAP    INVESTMENT   GROWTH       VT        CAPITAL    HIGH INCOME HIGH INCOME FEDERATED
                                 STOCK      FUND --      FUND,    FLOATING-  APPRECIATION    BOND        BOND      KAUFMANN
                              PORTFOLIO --   MONEY      INC. --     RATE      FUND II --  FUND II --  FUND II --  FUND II --
                                INITIAL      MARKET     INITIAL    INCOME      PRIMARY      PRIMARY     SERVICE    SERVICE
                                 SHARES    PORTFOLIO    SHARES      FUND        SHARES      SHARES      SHARES      SHARES
                              ------------ ---------- ----------- ---------- ------------ ----------- ----------- ----------
ASSETS:
Investments at fair
  value (note 2b)............   $94,881     940,014     90,649    10,928,675    53,936       3,248     3,380,959  1,664,957
Dividend receivable..........        --          --         --        38,989        --          --            --         --
Receivable for units sold....        17          --         13         2,180        --          --            --         --
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
       Total assets..........    94,898     940,014     90,662    10,969,844    53,936       3,248     3,380,959  1,664,957
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        12         122         11         1,495         6          --           419        209
Payable for units
  withdrawn..................        --          74         --            --        --          --           439        735
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
       Total liabilities.....        12         196         11         1,495         6          --           858        944
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    94,886     939,818     90,651    10,752,096    53,930       3,248     3,380,101  1,664,013
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --         --       216,253        --          --            --         --
                                -------     -------     ------    ----------    ------       -----     ---------  ---------
       Net assets............   $94,886     939,818     90,651    10,968,349    53,930       3,248     3,380,101  1,664,013
                                =======     =======     ======    ==========    ======       =====     =========  =========
Investments in
  securities at cost.........   $81,826     940,014     64,438    10,816,157    51,053       3,136     3,223,764  1,464,936
                                =======     =======     ======    ==========    ======       =====     =========  =========
Shares outstanding...........     6,051     940,014      2,727     1,155,251     8,630         453       474,188    112,573
                                =======     =======     ======    ==========    ======       =====     =========  =========

                                         FIDELITY(R)
                                           VARIABLE
                                          INSURANCE
                                           PRODUCTS
                                             FUND
                              -----------------------



                                          VIP ASSET
                              FEDERATED  MANAGER/SM/
                               MANAGED   PORTFOLIO --
                              VOLATILITY   INITIAL
                               FUND II      CLASS
                              ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   94,930     107,655
Dividend receivable..........       --          --
Receivable for units sold....       --          --
                               -------     -------
       Total assets..........   94,930     107,655
                               -------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11          12
Payable for units
  withdrawn..................       --          --
                               -------     -------
       Total liabilities.....       11          12
                               -------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   94,919     107,643
   Variable annuity
     contract owners in
     the annuitization
     period..................       --          --
                               -------     -------
       Net assets............   94,919     107,643
                               =======     =======
Investments in
  securities at cost.........  102,135     105,510
                               =======     =======
Shares outstanding...........    9,930       7,097
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -----------------------------------------------------    ------------ ------------ ------------
                                                                                       VIP DYNAMIC      VIP          VIP
                               VIP ASSET          VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-
                              MANAGER/SM/       BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME
                              PORTFOLIO --    PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE         SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE
                                CLASS 2         CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2
                              ------------    ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $139,596       11,486,054     820,902     43,952,150     274,150      290,101     18,109,523
Dividend receivable..........         --               --          --             --          --           --             --
Receivable for units sold....         14               --          --          9,096          --           --             --
                                --------       ----------     -------     ----------     -------      -------     ----------
       Total assets..........    139,610       11,486,054     820,902     43,961,246     274,150      290,101     18,109,523
                                --------       ----------     -------     ----------     -------      -------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         19            1,770          93          5,846          34           33          2,461
Payable for units
  withdrawn..................         --              421         137             --          29           --          2,958
                                --------       ----------     -------     ----------     -------      -------     ----------
       Total liabilities.....         19            2,191         230          5,846          63           33          5,419
                                --------       ----------     -------     ----------     -------      -------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    118,294       11,220,961     820,672     43,293,894     274,087      290,068     17,763,815
   Variable annuity
     contract owners in
     the annuitization
     period..................     21,297          262,902          --        661,506          --           --        340,289
                                --------       ----------     -------     ----------     -------      -------     ----------
       Net assets............   $139,591       11,483,863     820,672     43,955,400     274,087      290,068     18,104,104
                                ========       ==========     =======     ==========     =======      =======     ==========
Investments in
  securities at cost.........   $129,006       10,445,278     794,671     40,522,089     246,846      318,426     17,888,848
                                ========       ==========     =======     ==========     =======      =======     ==========
Shares outstanding...........      9,356          739,604      31,048      1,690,467      27,889       14,549        923,013
                                ========       ==========     =======     ==========     =======      =======     ==========

                              ------------ ------------ -------------
                                  VIP          VIP           VIP
                                GROWTH &     GROWTH &      GROWTH
                                 INCOME       INCOME    OPPORTUNITIES
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL
                                 CLASS       CLASS 2        CLASS
                              ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   196,107     1,028,013      123,214
Dividend receivable..........        --            --           --
Receivable for units sold....        --           141           --
                                -------     ---------      -------
       Total assets..........   196,107     1,028,154      123,214
                                -------     ---------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        22           129           14
Payable for units
  withdrawn..................        --            --           --
                                -------     ---------      -------
       Total liabilities.....        22           129           14
                                -------     ---------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   196,085     1,028,025      123,200
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                -------     ---------      -------
       Net assets............   196,085     1,028,025      123,200
                                =======     =========      =======
Investments in
  securities at cost.........   182,177       922,442      102,622
                                =======     =========      =======
Shares outstanding...........    13,441        71,639        5,652
                                =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012



                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------

                                   VIP                                    VIP          VIP
                                 GROWTH         VIP          VIP         GROWTH     INVESTMENT      VIP          VIP
                              OPPORTUNITIES    GROWTH       GROWTH       STOCK      GRADE BOND    MID CAP      OVERSEAS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                 SERVICE      INITIAL      SERVICE      SERVICE      SERVICE      SERVICE      INITIAL
                                 CLASS 2       CLASS       CLASS 2      CLASS 2      CLASS 2      CLASS 2       CLASS
                              ------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $3,922,015     344,083      997,172     6,280,023    21,690,348   18,913,941    176,783
Dividend receivable..........          --          --           --            --            --           --         --
Receivable for units sold....       2,676          --           77         3,879        16,687           --         --
                               ----------     -------      -------     ---------    ----------   ----------    -------
       Total assets..........   3,924,691     344,083      997,249     6,283,902    21,707,035   18,913,941    176,783
                               ----------     -------      -------     ---------    ----------   ----------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         542          39          126           865         3,011        2,520         20
Payable for units
  withdrawn..................          --          13           --            --            --        8,356         --
                               ----------     -------      -------     ---------    ----------   ----------    -------
       Total liabilities.....         542          52          126           865         3,011       10,876         20
                               ----------     -------      -------     ---------    ----------   ----------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   3,841,304     344,031      997,123     6,158,925    21,333,599   18,653,226    176,763
   Variable annuity
     contract owners in
     the annuitization
     period..................      82,845          --           --       124,112       370,425      249,839         --
                               ----------     -------      -------     ---------    ----------   ----------    -------
       Net assets............  $3,924,149     344,031      997,123     6,283,037    21,704,024   18,903,065    176,763
                               ==========     =======      =======     =========    ==========   ==========    =======
Investments in
  securities at cost.........  $3,633,364     327,684      802,693     5,756,788    21,765,238   18,790,943    195,232
                               ==========     =======      =======     =========    ==========   ==========    =======
Shares outstanding...........     181,575       8,183       23,947       399,493     1,695,883      630,885     10,987
                               ==========     =======      =======     =========    ==========   ==========    =======

                                            FRANKLIN TEMPLETON
                                            VARIABLE INSURANCE
                                              PRODUCTS TRUST
                              ----------------------------------
                                                       FRANKLIN
                                  VIP       FRANKLIN  LARGE CAP
                                 VALUE       INCOME     GROWTH
                               STRATEGIES  SECURITIES SECURITIES
                              PORTFOLIO --  FUND --    FUND --
                                SERVICE     CLASS 2    CLASS 2
                                CLASS 2      SHARES     SHARES
                              ------------ ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............   236,496    91,643,359  433,854
Dividend receivable..........        --            --       --
Receivable for units sold....        --            --       36
                                -------    ----------  -------
       Total assets..........   236,496    91,643,359  433,890
                                -------    ----------  -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        29        14,438       56
Payable for units
  withdrawn..................        47        38,981       --
                                -------    ----------  -------
       Total liabilities.....        76        53,419       56
                                -------    ----------  -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   236,420    89,014,971  433,834
   Variable annuity
     contract owners in
     the annuitization
     period..................        --     2,574,969       --
                                -------    ----------  -------
       Net assets............   236,420    91,589,940  433,834
                                =======    ==========  =======
Investments in
  securities at cost.........   222,471    92,637,309  395,006
                                =======    ==========  =======
Shares outstanding...........    21,154     6,081,178   26,781
                                =======    ==========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              -------------------------------------------------------------------- ----------
                                FRANKLIN
                               TEMPLETON
                              VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON   TEMPLETON  TEMPLETON
                                 FUNDS       SHARES    FOREIGN    FOREIGN   GLOBAL BOND   GROWTH   CORE VALUE
                               ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES  SECURITIES   EQUITY
                                FUND --     FUND --    FUND --    FUND --     FUND --    FUND --    FUND --
                                CLASS 2     CLASS 2    CLASS 1    CLASS 2     CLASS 1    CLASS 2    CLASS 1
                                 SHARES      SHARES     SHARES     SHARES     SHARES      SHARES     SHARES
                              ------------ ---------- ---------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $17,698,793  4,139,443    37,587   3,050,884    63,019    2,414,848  1,092,306
Dividend receivable..........          --         --        --          --        --           --         --
Receivable for units sold....          --         --        --          --        --           --        290
                              -----------  ---------    ------   ---------    ------    ---------  ---------
       Total assets..........  17,698,793  4,139,443    37,587   3,050,884    63,019    2,414,848  1,092,596
                              -----------  ---------    ------   ---------    ------    ---------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,521        531         4         422         7          323        138
Payable for units
  withdrawn..................      21,948        329        --       1,776        --        1,912         --
                              -----------  ---------    ------   ---------    ------    ---------  ---------
       Total liabilities.....      24,469        860         4       2,198         7        2,235        138
                              -----------  ---------    ------   ---------    ------    ---------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  17,228,291  4,046,035    37,583   2,830,837    63,012    2,288,355  1,092,458
   Variable annuity
     contract owners in
     the annuitization
     period..................     446,033     92,548        --     217,849        --      124,258         --
                              -----------  ---------    ------   ---------    ------    ---------  ---------
       Net assets............ $17,674,324  4,138,583    37,583   3,048,686    63,012    2,412,613  1,092,458
                              ===========  =========    ======   =========    ======    =========  =========
Investments in
  securities at cost......... $16,064,870  3,772,333    38,525   2,973,111    55,086    2,262,001    967,778
                              ===========  =========    ======   =========    ======    =========  =========
Shares outstanding...........   2,079,764    240,386     2,569     212,309     3,151      201,742    112,958
                              ===========  =========    ======   =========    ======    =========  =========

                                  GE INVESTMENTS FUNDS, INC.
                              ---------------------------------------------




                                             INTERNATIONAL     MID-CAP
                              INCOME FUND -- EQUITY FUND -- EQUITY FUND --
                                 CLASS 1        CLASS 1        CLASS 1
                                  SHARES         SHARES         SHARES
                              -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............   1,616,511          --             --
Dividend receivable..........          --          --             --
Receivable for units sold....          70          --             --
                                ---------          --             --
       Total assets..........   1,616,581          --             --
                                ---------          --             --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         194          --             --
Payable for units
  withdrawn..................          --          --             --
                                ---------          --             --
       Total liabilities.....         194          --             --
                                ---------          --             --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,616,387          --             --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --          --             --
                                ---------          --             --
       Net assets............   1,616,387          --             --
                                =========          ==             ==
Investments in
  securities at cost.........   1,615,066          --             --
                                =========          ==             ==
Shares outstanding...........     138,045          --             --
                                =========          ==             ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                                                GENWORTH VARIABLE
                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)                        INSURANCE TRUST
                              --------------------------------------------------------------------------------- -----------------
                                     PREMIER                                                                    GENWORTH GENWORTH
                                     GROWTH  REAL ESTATE            SMALL-CAP                            U.S.   CALAMOS  DAVIS NY
                                     EQUITY  SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN EQUITY   GROWTH  VENTURE
                              MONEY  FUND --   FUND --   S&P 500(R)  FUND --    FUND --      FUND --    FUND -- FUND --  FUND --
                              MARKET CLASS 1   CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3    CLASS 1 SERVICE  SERVICE
                               FUND  SHARES    SHARES       FUND     SHARES      SHARES       SHARES    SHARES   SHARES   SHARES
                              ------ ------- ----------- ---------- --------- ------------ ------------ ------- -------- --------
ASSETS:
Investments at fair
  value (note 2b)............  $--   924,096  4,833,268  10,942,772 2,094,585  13,232,399  110,110,931  731,854    --       --
Dividend receivable..........   --        --         --          --        --          --           --       --    --       --
Receivable for units sold....   --       385         --      15,417        --       6,796        9,506       62    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
       Total assets..........   --   924,481  4,833,268  10,958,189 2,094,585  13,239,195  110,120,437  731,916    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....   --       119        636       1,336       260       1,731       17,507       89    --       --
Payable for units
  withdrawn..................   --        --      5,054          --       730          --           --       --    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
       Total liabilities.....   --       119      5,690       1,336       990       1,731       17,507       89    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   --   924,362  4,785,741  10,956,853 2,093,595  13,085,267  106,638,919  731,827    --       --
   Variable annuity
     contract owners in
     the annuitization
     period..................   --        --     41,837          --        --     152,197    3,464,011       --    --       --
                               ---   -------  ---------  ---------- ---------  ----------  -----------  -------    --       --
       Net assets............  $--   924,362  4,827,578  10,956,853 2,093,595  13,237,464  110,102,930  731,827    --       --
                               ===   =======  =========  ========== =========  ==========  ===========  =======    ==       ==
Investments in
  securities at cost.........  $--   748,938  3,947,406   9,498,853 1,876,146  12,273,831  106,765,817  641,924    --       --
                               ===   =======  =========  ========== =========  ==========  ===========  =======    ==       ==
Shares outstanding...........   --    10,747    364,225     432,692   156,663     762,674    6,364,794   20,827    --       --
                               ===   =======  =========  ========== =========  ==========  ===========  =======    ==       ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012



                                          GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------
                                                         GENWORTH   GENWORTH
                                                         GOLDMAN   LEGG MASON              GENWORTH
                               GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                              EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                               LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                              VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                              -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                                SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............     $--          --           --         --          --         --
Dividend receivable..........      --          --           --         --          --         --
Receivable for units sold....      --          --           --         --          --         --
                                  ---          --           --         --          --         --
       Total assets..........      --          --           --         --          --         --
                                  ---          --           --         --          --         --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      --          --           --         --          --         --
Payable for units
  withdrawn..................      --          --           --         --          --         --
                                  ---          --           --         --          --         --
       Total liabilities.....      --          --           --         --          --         --
                                  ---          --           --         --          --         --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      --          --           --         --          --         --
   Variable annuity
     contract owners in
     the annuitization
     period..................      --          --           --         --          --         --
                                  ---          --           --         --          --         --
       Net assets............     $--          --           --         --          --         --
                                  ===          ==           ==         ==          ==         ==
Investments in
  securities at cost.........     $--          --           --         --          --         --
                                  ===          ==           ==         ==          ==         ==
Shares outstanding...........      --          --           --         --          --         --
                                  ===          ==           ==         ==          ==         ==

                                                                 JPMORGAN
                                   GOLDMAN SACHS VARIABLE       INSURANCE
                                      INSURANCE TRUST             TRUST
                              -------------------------------- ------------

                                                     GOLDMAN
                                 GOLDMAN              SACHS      JPMORGAN
                               SACHS LARGE  GOLDMAN   MONEY     INSURANCE
                                CAP VALUE    SACHS   MARKET     TRUST CORE
                                 FUND --    MID CAP  FUND --       BOND
                              INSTITUTIONAL  VALUE   SERVICE   PORTFOLIO --
                                 SHARES      FUND    SHARES      CLASS 1
                              ------------- ------- ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    83,964     534,881 11,195,587  4,788,256
Dividend receivable..........        --          --         58         --
Receivable for units sold....        --          --         --      1,962
                                 ------     ------- ----------  ---------
       Total assets..........    83,964     534,881 11,195,645  4,790,218
                                 ------     ------- ----------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        10          65      1,447        690
Payable for units
  withdrawn..................        --          11      2,103         --
                                 ------     ------- ----------  ---------
       Total liabilities.....        10          76      3,550        690
                                 ------     ------- ----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    83,954     534,805 11,192,095  4,235,139
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --         --    554,389
                                 ------     ------- ----------  ---------
       Net assets............    83,954     534,805 11,192,095  4,789,528
                                 ======     ======= ==========  =========
Investments in
  securities at cost.........    85,304     461,674 11,195,587  4,534,244
                                 ======     ======= ==========  =========
Shares outstanding...........     7,803      34,891 11,195,587    406,473
                                 ======     ======= ==========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                JPMORGAN INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN                               JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE     JPMORGAN     JPMORGAN    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST      INSURANCE    INSURANCE      TRUST
                              TRUST EQUITY INTERNATIONAL   INTREPID     INTREPID    TRUST MID    TRUST MID    SMALL CAP
                                 INDEX        EQUITY        GROWTH      MID CAP     CAP GROWTH   CAP VALUE       CORE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,386,680     93,464       609,923      516,417      503,282     1,194,192     273,059
Dividend receivable..........          --         --            --           --           --            --          --
Receivable for units sold....         212         --           499           --           49           159          28
                               ----------     ------       -------      -------      -------     ---------     -------
       Total assets..........   1,386,892     93,464       610,422      516,417      503,331     1,194,351     273,087
                               ----------     ------       -------      -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         213         12            94           77           76           154          35
Payable for units
  withdrawn..................          --         --            --          149           --            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Total liabilities.....         213         12            94          226           76           154          35
                               ----------     ------       -------      -------      -------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   1,109,251     93,452       487,070      423,382      410,450     1,194,197     273,052
   Variable annuity
     contract owners in
     the annuitization
     period..................     277,428         --       123,258       92,809       92,805            --          --
                               ----------     ------       -------      -------      -------     ---------     -------
       Net assets............  $1,386,679     93,452       610,328      516,191      503,255     1,194,197     273,052
                               ==========     ======       =======      =======      =======     =========     =======
Investments in
  securities at cost.........  $1,132,796     74,048       511,422      425,073      388,454       698,594     164,804
                               ==========     ======       =======      =======      =======     =========     =======
Shares outstanding...........     111,829      8,884        34,655       29,375       27,638       146,168      16,072
                               ==========     ======       =======      =======      =======     =========     =======

                                               JANUS ASPEN SERIES
                              ---------------------------------------

                                JPMORGAN
                               INSURANCE
                               TRUST U.S.    BALANCED      BALANCED
                                 EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,556,055     1,229,063    13,775,612
Dividend receivable..........         --            --            --
Receivable for units sold....        299            --        24,767
                               ---------     ---------    ----------
       Total assets..........  1,556,354     1,229,063    13,800,379
                               ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        235           141         1,997
Payable for units
  withdrawn..................         --            --            --
                               ---------     ---------    ----------
       Total liabilities.....        235           141         1,997
                               ---------     ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,278,227     1,228,922    13,108,326
   Variable annuity
     contract owners in
     the annuitization
     period..................    277,892            --       690,056
                               ---------     ---------    ----------
       Net assets............  1,556,119     1,228,922    13,798,382
                               =========     =========    ==========
Investments in
  securities at cost.........  1,246,555     1,146,122    13,213,600
                               =========     =========    ==========
Shares outstanding...........     88,212        45,236       484,715
                               =========     =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                  JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                  GLOBAL
                               ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                              ------------- ------------ ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $721,858      100,210       32,992        824,196     8,781,023      8,883        395,006
Dividend receivable..........         --           --           --             --            --         --             --
Receivable for units sold....         --           --           --             --           409         --             --
                                --------      -------       ------        -------     ---------      -----        -------
       Total assets..........    721,858      100,210       32,992        824,196     8,781,432      8,883        395,006
                                --------      -------       ------        -------     ---------      -----        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         82           11            4             93         1,178          1             45
Payable for units
  withdrawn..................         17           --           --             16            --         --             --
                                --------      -------       ------        -------     ---------      -----        -------
       Total liabilities.....         99           11            4            109         1,178          1             45
                                --------      -------       ------        -------     ---------      -----        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    721,759      100,199       32,988        824,087     8,655,698      8,882        394,961
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --             --       124,556         --             --
                                --------      -------       ------        -------     ---------      -----        -------
       Net assets............   $721,759      100,199       32,988        824,087     8,780,254      8,882        394,961
                                ========      =======       ======        =======     =========      =====        =======
Investments in
  securities at cost.........   $671,468       49,969       31,384        575,632     7,143,478      5,417        404,759
                                ========      =======       ======        =======     =========      =====        =======
Shares outstanding...........     16,124        2,321        2,618         20,127       218,000      1,442         14,934
                                ========      =======       ======        =======     =========      =====        =======

                              ----------------------------------------

                                 JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    61,492       286,008      382,692
Dividend receivable..........        --            --           --
Receivable for units sold....        --            --           --
                                 ------       -------      -------
       Total assets..........    61,492       286,008      382,692
                                 ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         8            32           49
Payable for units
  withdrawn..................        --            --            1
                                 ------       -------      -------
       Total liabilities.....         8            32           50
                                 ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    61,484       285,976      382,642
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
                                 ------       -------      -------
       Net assets............    61,484       285,976      382,642
                                 ======       =======      =======
Investments in
  securities at cost.........    44,011       315,454      296,662
                                 ======       =======      =======
Shares outstanding...........     2,353         7,534       10,335
                                 ======       =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012



                                  JANUS ASPEN SERIES
                                     (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              -------------------------- -----------------------------------------------------------------
                                                                       LEGG MASON   LEGG MASON
                                                          LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                         CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                           VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                                WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                              PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                              INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                              ------------- ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $422,212      176,099      400,354       1,486       525,794       287,458       35,845
Dividend receivable..........         --           --           --          --            --            --           --
Receivable for units sold....         --           --           --          --           163           362           --
                                --------      -------      -------       -----       -------       -------       ------
       Total assets..........    422,212      176,099      400,354       1,486       525,957       287,820       35,845
                                --------      -------      -------       -----       -------       -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         48           22           50          --            83            37            4
Payable for units
  withdrawn..................         --           --            1          --            --            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Total liabilities.....         48           22           51          --            83            37            4
                                --------      -------      -------       -----       -------       -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    422,164      176,077      400,303       1,486       389,039       287,783       35,841
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --          --       136,835            --           --
                                --------      -------      -------       -----       -------       -------       ------
       Net assets............   $422,164      176,077      400,303       1,486       525,874       287,783       35,841
                                ========      =======      =======       =====       =======       =======       ======
Investments in
  securities at cost.........   $505,442      145,676      306,182       1,741       529,754       294,296       30,583
                                ========      =======      =======       =====       =======       =======       ======
Shares outstanding...........     13,735        5,808       21,250         128        45,210        13,975        2,326
                                ========      =======      =======       =====       =======       =======       ======

                               LEGG MASON
                                PARTNERS
                                VARIABLE        MFS(R) VARIABLE
                              INCOME TRUST      INSURANCE TRUST
                              ------------- -----------------------

                                                           MFS(R)
                              WESTERN ASSET    MFS(R)     INVESTORS
                                VARIABLE      INVESTORS     TRUST
                                STRATEGIC   GROWTH STOCK  SERIES --
                                  BOND        SERIES --    SERVICE
                              PORTFOLIO --  SERVICE CLASS   CLASS
                                 CLASS I       SHARES      SHARES
                              ------------- ------------- ---------
ASSETS:
Investments at fair
  value (note 2b)............    43,883        887,664     738,623
Dividend receivable..........        --             --          --
Receivable for units sold....        --            438         284
                                 ------        -------     -------
       Total assets..........    43,883        888,102     738,907
                                 ------        -------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         5            115          92
Payable for units
  withdrawn..................        --             --          --
                                 ------        -------     -------
       Total liabilities.....         5            115          92
                                 ------        -------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,878        887,987     738,815
   Variable annuity
     contract owners in
     the annuitization
     period..................        --             --          --
                                 ------        -------     -------
       Net assets............    43,878        887,987     738,815
                                 ======        =======     =======
Investments in
  securities at cost.........    42,243        672,040     578,921
                                 ======        =======     =======
Shares outstanding...........     4,240         74,406      32,424
                                 ======        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              ---------------------------------------------- -----------
                                             MFS(R)
                                            STRATEGIC               MFS(R)
                                 MFS(R)      INCOME      MFS(R)    UTILITIES OPPENHEIMER
                              NEW DISCOVERY SERIES -- TOTAL RETURN SERIES --  BALANCED
                                SERIES --    SERVICE   SERIES --    SERVICE  FUND/VA --
                              SERVICE CLASS   CLASS     SERVICE      CLASS   NON-SERVICE
                                 SHARES      SHARES   CLASS SHARES  SHARES     SHARES
                              ------------- --------- ------------ --------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   $456,265     333,962   12,436,670  3,415,738   237,137
Dividend receivable..........         --          --           --         --        --
Receivable for units sold....         52          --        2,006         --        --
                                --------     -------   ----------  ---------   -------
       Total assets..........    456,317     333,962   12,438,676  3,415,738   237,137
                                --------     -------   ----------  ---------   -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         55          44        1,908        442        27
Payable for units
  withdrawn..................         --           8           --        279         6
                                --------     -------   ----------  ---------   -------
       Total liabilities.....         55          52        1,908        721        33
                                --------     -------   ----------  ---------   -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    456,262     333,910   12,081,350  3,415,017   237,104
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --      355,418         --        --
                                --------     -------   ----------  ---------   -------
       Net assets............   $456,262     333,910   12,436,768  3,415,017   237,104
                                ========     =======   ==========  =========   =======
Investments in
  securities at cost.........   $415,194     319,959   11,637,635  2,930,648   283,336
                                ========     =======   ==========  =========   =======
Shares outstanding...........     30,397      32,392      628,115    125,164    18,941
                                ========     =======   ==========  =========   =======

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              --------------------------------------------------------------

                                          OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                              OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                               BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                              FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                                SHARES       SHARES       SHARES      SHARES      SHARES
                              ----------- ------------ ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  5,818,443    215,919     2,163,866     304,260   12,172,426
Dividend receivable..........         --         --            --          --           --
Receivable for units sold....         --         --            --          --           --
                               ---------    -------     ---------     -------   ----------
       Total assets..........  5,818,443    215,919     2,163,866     304,260   12,172,426
                               ---------    -------     ---------     -------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        923         25           272          35        1,618
Payable for units
  withdrawn..................        599         --           232          --       12,584
                               ---------    -------     ---------     -------   ----------
       Total liabilities.....      1,522         25           504          35       14,202
                               ---------    -------     ---------     -------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,734,845    215,894     2,163,362     304,225   12,033,327
   Variable annuity
     contract owners in
     the annuitization
     period..................     82,076         --            --          --      124,897
                               ---------    -------     ---------     -------   ----------
       Net assets............  5,816,921    215,894     2,163,362     304,225   12,158,224
                               =========    =======     =========     =======   ==========
Investments in
  securities at cost.........  6,070,306    184,123     1,769,118     362,734    9,737,760
                               =========    =======     =========     =======   ==========
Shares outstanding...........    470,367      4,792        48,452      36,835      377,440
                               =========    =======     =========     =======   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ------------------------------------------------------------------------- ------------
                              OPPENHEIMER                          OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                GLOBAL                             MAIN STREET   SMALL- &    SMALL- &
                               STRATEGIC  OPPENHEIMER OPPENHEIMER   SMALL- &      MID-CAP     MID-CAP    ALL ASSET
                                INCOME    HIGH INCOME MAIN STREET    MID-CAP      GROWTH      GROWTH    PORTFOLIO --
                              FUND/VA --  FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --  FUND/VA --    ADVISOR
                              NON-SERVICE NON-SERVICE   SERVICE      SERVICE    NON-SERVICE   SERVICE      CLASS
                                SHARES      SHARES      SHARES       SHARES       SHARES      SHARES       SHARES
                              ----------- ----------- ----------- ------------- ----------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $37,475       --      16,430,262   16,071,109     191,945     201,207    1,561,809
Dividend receivable..........        --       --              --           --          --          --           --
Receivable for units sold....        --       --           7,146           --          --           3           --
                                -------       --      ----------   ----------     -------     -------    ---------
       Total assets..........    37,475       --      16,437,408   16,071,109     191,945     201,210    1,561,809
                                -------       --      ----------   ----------     -------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4       --           2,228        2,199          22          18          193
Payable for units
  withdrawn..................        --       --              --       17,929          25          --           26
                                -------       --      ----------   ----------     -------     -------    ---------
       Total liabilities.....         4       --           2,228       20,128          47          18          219
                                -------       --      ----------   ----------     -------     -------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    37,471       --      16,186,511   15,612,387     191,898     201,192    1,561,590
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       --         248,669      438,594          --          --           --
                                -------       --      ----------   ----------     -------     -------    ---------
       Net assets............   $37,471       --      16,435,180   16,050,981     191,898     201,192    1,561,590
                                =======       ==      ==========   ==========     =======     =======    =========
Investments in
  securities at cost.........   $36,814       --      12,145,384   12,128,765     215,612     158,735    1,514,085
                                =======       ==      ==========   ==========     =======     =======    =========
Shares outstanding...........     6,609       --         690,928      805,166       3,503       3,779      136,046
                                =======       ==      ==========   ==========     =======     =======    =========

                               PIMCO VARIABLE INSURANCE TRUST
                              ---------------------------------------------
                                                              LONG-TERM
                               FOREIGN BOND                      U.S.
                                PORTFOLIO      HIGH YIELD     GOVERNMENT
                               (U.S. DOLLAR   PORTFOLIO --   PORTFOLIO --
                                HEDGED) --   ADMINISTRATIVE ADMINISTRATIVE
                              ADMINISTRATIVE     CLASS          CLASS
                               CLASS SHARES      SHARES         SHARES
                              -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............     84,442       9,027,245      5,949,304
Dividend receivable..........        150          42,301          9,340
Receivable for units sold....         62              --            630
                                  ------       ---------      ---------
       Total assets..........     84,654       9,069,546      5,959,274
                                  ------       ---------      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         12           1,222            741
Payable for units
  withdrawn..................         --           2,714             --
                                  ------       ---------      ---------
       Total liabilities.....         12           3,936            741
                                  ------       ---------      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     84,642       8,921,355      5,958,533
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         144,255             --
                                  ------       ---------      ---------
       Net assets............     84,642       9,065,610      5,958,533
                                  ======       =========      =========
Investments in
  securities at cost.........     79,378       8,225,946      5,586,243
                                  ======       =========      =========
Shares outstanding...........      7,819       1,120,006        481,725
                                  ======       =========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                               RYDEX
                                     PIMCO VARIABLE          VARIABLE
                               INSURANCE TRUST (CONTINUED)     TRUST      THE ALGER PORTFOLIOS
                              ----------------------------- ----------- -------------------------

                               LOW DURATION   TOTAL RETURN              ALGER LARGE  ALGER SMALL
                               PORTFOLIO --   PORTFOLIO --               CAP GROWTH   CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO --
                                  CLASS          CLASS       NASDAQ --   CLASS I-2    CLASS I-2
                                  SHARES         SHARES     100(R) FUND    SHARES       SHARES
                              -------------- -------------- ----------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $32,599,394     45,881,815     590,173     177,082      128,941
Dividend receivable..........       52,253         78,669          --          --           --
Receivable for units sold....       18,272         12,908          64          --           --
                               -----------     ----------     -------     -------      -------
       Total assets..........   32,669,919     45,973,392     590,237     177,082      128,941
                               -----------     ----------     -------     -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        4,544          6,068          74          20           15
Payable for units
  withdrawn..................           --             --          --           8           --
                               -----------     ----------     -------     -------      -------
       Total liabilities.....        4,544          6,068          74          28           15
                               -----------     ----------     -------     -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   31,801,042     45,596,266     590,163     177,054      128,926
   Variable annuity
     contract owners in
     the annuitization
     period..................      864,333        371,058          --          --           --
                               -----------     ----------     -------     -------      -------
       Net assets............  $32,665,375     45,967,324     590,163     177,054      128,926
                               ===========     ==========     =======     =======      =======
Investments in
  securities at cost.........  $31,252,817     43,495,007     373,818     178,757      116,555
                               ===========     ==========     =======     =======      =======
Shares outstanding...........    3,024,063      3,972,452      26,160       3,782        4,642
                               ===========     ==========     =======     =======      =======

                                                                      WELLS FARGO
                                    THE PRUDENTIAL SERIES FUND       VARIABLE TRUST
                              -------------------------------------- --------------
                                JENNISON                              WELLS FARGO
                                 20/20                    NATURAL     ADVANTAGE VT
                                 FOCUS       JENNISON    RESOURCES       OMEGA
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --     GROWTH
                                CLASS II     CLASS II     CLASS II      FUND --
                                 SHARES       SHARES       SHARES       CLASS 2
                              ------------ ------------ ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   967,395      110,697     4,486,256      131,642
Dividend receivable..........        --           --            --           --
Receivable for units sold....        --           --            --            2
                                -------      -------     ---------      -------
       Total assets..........   967,395      110,697     4,486,256      131,644
                                -------      -------     ---------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       116           14           581           17
Payable for units
  withdrawn..................       353            1         1,571           --
                                -------      -------     ---------      -------
       Total liabilities.....       469           15         2,152           17
                                -------      -------     ---------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   966,926      110,682     4,442,380      131,627
   Variable annuity
     contract owners in
     the annuitization
     period..................        --           --        41,724           --
                                -------      -------     ---------      -------
       Net assets............   966,926      110,682     4,484,104      131,627
                                =======      =======     =========      =======
Investments in
  securities at cost.........   838,460       82,560     5,089,162      108,978
                                =======      =======     =========      =======
Shares outstanding...........    62,132        4,179       133,878        5,238
                                =======      =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                       ---------------------
                                                    INVESCO
                                       INVESCO V.I.   V.I.
                                         CAPITAL      CORE
                                       APPRECIATION  EQUITY
                                         FUND --    FUND --
                          CONSOLIDATED   SERIES I   SERIES I
                             TOTAL        SHARES     SHARES
                          ------------ ------------ --------
                                       PERIOD FROM
                                       JANUARY 1 TO
                                        APRIL 27,
                                           2012
                                       ------------ --------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $17,957,194         --      6,482
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  14,107,089      1,416     10,379
                          -----------     ------     ------
Net investment income
  (expense)..............   3,850,105     (1,416)    (3,897)
                          -----------     ------     ------
Net realized and
  unrealized gain (loss)
  on investments:........
   Net realized gain
     (loss)..............  12,145,545     10,104     14,003
   Change in unrealized
     appreciation
     (depreciation)......  55,646,973     28,541     68,276
   Capital gain
     distributions.......   7,973,466         --         --
                          -----------     ------     ------
Net realized and
  unrealized gain (loss)
  on investments.........  75,765,984     38,645     82,279
                          -----------     ------     ------
Increase (decrease) in
  net assets from
  operations............. $79,616,089     37,229     78,382
                          ===========     ======     ======

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          ----------------------------------------------------------------------------------------
                                                     INVESCO VAN INVESCO VAN             INVESCO VAN  INVESCO VAN
                          INVESCO V.I. INVESCO V.I.  KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.  KAMPEN V.I.
                          GLOBAL REAL  INTERNATIONAL  AMERICAN    AMERICAN   KAMPEN V.I. EQUITY AND      VALUE
                             ESTATE       GROWTH      FRANCHISE   FRANCHISE   COMSTOCK     INCOME    OPPORTUNITIES
                            FUND --       FUND --      FUND --     FUND --     FUND --     FUND --      FUND --
                           SERIES II     SERIES II    SERIES I    SERIES II   SERIES II   SERIES II    SERIES II
                             SHARES       SHARES       SHARES      SHARES      SHARES      SHARES       SHARES
                          ------------ ------------- ----------- ----------- ----------- ----------- -------------



                                                    YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,603        109,747         --          --       35,083      25,593       11,264
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     6,192        140,843      4,459       2,455       38,183      31,466       14,880
                             ------      ---------     ------      ------      -------     -------      -------
Net investment income
  (expense)..............    (4,589)       (31,096)    (4,459)     (2,455)      (3,100)     (5,873)      (3,616)
                             ------      ---------     ------      ------      -------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:........
   Net realized gain
     (loss)..............        18        108,056     (5,150)      9,682       41,910      10,534      (45,885)
   Change in unrealized
     appreciation
     (depreciation)......    86,335        905,862     11,386      11,286      355,054     130,040      193,386
   Capital gain
     distributions.......        --             --         --          --           --          --           --
                             ------      ---------     ------      ------      -------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    86,353      1,013,918      6,236      20,968      396,964     140,574      147,501
                             ------      ---------     ------      ------      -------     -------      -------
Increase (decrease) in
  net assets from
  operations.............    81,764        982,822      1,777      18,513      393,864     134,701      143,885
                             ======      =========     ======      ======      =======     =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1





                                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                      ----------------------------------------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                       BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                          STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                        PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                     YEAR ENDED DECEMBER 31, 2012
                      -----------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends.........     $121,391               --             54,224            173,202              380               --
 Mortality and
   expense risk and
   administrative
   charges (note 4a).      111,143            2,938             64,782            208,782           19,920            3,336
                          --------           ------            -------          ---------          -------           ------
Net investment
 income (expense)....       10,248           (2,938)           (10,558)           (35,580)         (19,540)          (3,336)
                          --------           ------            -------          ---------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)............       29,629             (271)            32,823           (264,064)          63,619            8,160
 Change in
   unrealized
   appreciation
   (depreciation)....      649,920           23,616            575,315          1,597,716          139,284           12,667
 Capital gain
   distributions.....           --               --                 --                 --               --            7,617
                          --------           ------            -------          ---------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments.........      679,549           23,345            608,138          1,333,652          202,903           28,444
                          --------           ------            -------          ---------          -------           ------
Increase (decrease)
 in net assets from
 operations..........     $689,797           20,407            597,580          1,298,072          183,363           25,108
                          ========           ======            =======          =========          =======           ======

                         AMERICAN
                         CENTURY
                         VARIABLE           AMERICAN CENTURY
                      PORTFOLIOS II,            VARIABLE
                           INC.             PORTFOLIOS, INC.
                      -------------- ------------------------------
                                        VP
                       VP INFLATION  INCOME &      VP          VP
                        PROTECTION    GROWTH  INTERNATIONAL ULTRA(R)
                         FUND --     FUND --     FUND --    FUND --
                         CLASS II    CLASS I     CLASS I    CLASS I
                      -------------- -------- ------------- --------

                      ----------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends.........    332,231      12,596       7,268         --
 Mortality and
   expense risk and
   administrative
   charges (note 4a).    237,019       9,754      15,620      5,825
                         -------      ------     -------     ------
Net investment
 income (expense)....     95,212       2,842      (8,352)    (5,825)
                         -------      ------     -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)............    404,432        (407)        970     20,621
 Change in
   unrealized
   appreciation
   (depreciation)....    (59,497)     75,548     161,159     30,423
 Capital gain
   distributions.....    328,438          --          --         --
                         -------      ------     -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments.........    673,373      75,141     162,129     51,044
                         -------      ------     -------     ------
Increase (decrease)
 in net assets from
 operations..........    768,585      77,983     153,777     45,219
                         =======      ======     =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AMERICAN
                              CENTURY
                              VARIABLE                                                              COLUMBIA FUNDS         DWS
                          PORTFOLIOS, INC.                                                        VARIABLE INSURANCE     VARIABLE
                            (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                 TRUST I           SERIES I
                          ---------------- -------------------------------------------------  -------------------------  --------
                                                                                                             COLUMBIA
                                                                                                COLUMBIA     VARIABLE
                                           BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK     VARIABLE   PORTFOLIO --    DWS
                                             BASIC       GLOBAL     LARGE CAP       VALUE     PORTFOLIO --    MARSICO    CAPITAL
                                           VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   MARSICO    INTERNATIONAL  GROWTH
                              VP VALUE      FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --     GROWTH    OPPORTUNITIES  VIP --
                              FUND --      CLASS III   CLASS III    CLASS III     CLASS III     FUND --       FUND --    CLASS B
                              CLASS I        SHARES      SHARES       SHARES       SHARES       CLASS 1       CLASS 2     SHARES
                          ---------------- ---------- ------------ ------------ ------------- ------------ ------------- --------
                                                                           YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 19,067        8,985    1,187,959       1,597        1,875        17,872         63,823       413
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       15,730       10,600    1,497,919       3,455        8,080        41,469        111,856     1,188
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Net investment income
  (expense)..............        3,337       (1,615)    (309,960)     (1,858)      (6,205)      (23,597)       (48,033)     (775)
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (3,507)     (18,592)     313,963      48,288       (5,877)      241,482        (62,564)    1,915
   Change in unrealized
     appreciation
     (depreciation)......      120,752       96,630    6,015,278     (24,786)      68,392        91,719      1,134,404    11,129
   Capital gain
     distributions.......           --           --      267,694       9,794           --            --             --        --
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Net realized and
  unrealized gain (loss)
  on investments.........      117,245       78,038    6,596,935      33,296       62,515       333,201      1,071,840    13,044
                              --------      -------    ---------     -------       ------       -------      ---------    ------
Increase (decrease) in
  net assets from
  operations.............     $120,582       76,423    6,286,975      31,438       56,310       309,604      1,023,807    12,269
                              ========      =======    =========     =======       ======       =======      =========    ======




                          DWS VARIABLE SERIES II
                          ---------------------

                             DWS
                           DREMAN
                          SMALL MID     DWS
                          CAP VALUE  LARGE CAP
                           VIP --   VALUE VIP --
                           CLASS B    CLASS B
                           SHARES      SHARES
                          --------- ------------

                          ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    5,914      6,170
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   11,716      6,011
                           -------     ------
Net investment income
  (expense)..............   (5,802)       159
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (21,387)    (3,456)
   Change in unrealized
     appreciation
     (depreciation)......  108,363     34,480
   Capital gain
     distributions.......       --         --
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments.........   86,976     31,024
                           -------     ------
Increase (decrease) in
  net assets from
  operations.............   81,174     31,183
                           =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                               EATON VANCE
                                        DREYFUS               VARIABLE TRUST                FEDERATED INSURANCE SERIES
                          ----------------------------------  -------------- ---------------------------------------------
                                                      THE
                            DREYFUS                 DREYFUS
                           INVESTMENT   DREYFUS    SOCIALLY                               FEDERATED  FEDERATED
                           PORTFOLIOS   VARIABLE  RESPONSIBLE                 FEDERATED      HIGH       HIGH
                             MIDCAP    INVESTMENT   GROWTH                     CAPITAL      INCOME     INCOME   FEDERATED
                             STOCK      FUND --      FUND,                   APPRECIATION    BOND       BOND     KAUFMANN
                          PORTFOLIO --   MONEY      INC. --         VT        FUND II --  FUND II -- FUND II -- FUND II --
                            INITIAL      MARKET     INITIAL   FLOATING-RATE    PRIMARY     PRIMARY    SERVICE    SERVICE
                             SHARES    PORTFOLIO    SHARES     INCOME FUND      SHARES      SHARES     SHARES     SHARES
                          ------------ ---------- ----------- -------------- ------------ ---------- ---------- ----------
                                                                        YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   479          --       2,274      460,645          370        241      269,272         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,535      18,536       2,734      182,463          874         45       53,738     36,048
                            -------     -------     -------      -------        -----        ---      -------    -------
Net investment income
  (expense)..............    (1,056)    (18,536)       (460)     278,182         (504)       196      215,534    (36,048)
                            -------     -------     -------      -------        -----        ---      -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,408          --      55,660       11,983          149         (7)       5,164    804,394
   Change in unrealized
     appreciation
     (depreciation)......    15,706          --     (32,325)      98,199        1,449        198      206,718    (37,205)
   Capital gain
     distributions.......        --          --          --      138,548        3,771         --           --         --
                            -------     -------     -------      -------        -----        ---      -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    17,114          --      23,335      248,730        5,369        191      211,882    767,189
                            -------     -------     -------      -------        -----        ---      -------    -------
Increase (decrease) in
  net assets from
  operations.............   $16,058     (18,536)     22,875      526,912        4,865        387      427,416    731,141
                            =======     =======     =======      =======        =====        ===      =======    =======

                                     FIDELITY(R)
                                       VARIABLE
                                      INSURANCE
                                       PRODUCTS
                                         FUND
                          ---------- ------------




                                      VIP ASSET
                          FEDERATED  MANAGER/SM/
                           MANAGED   PORTFOLIO --
                          VOLATILITY   INITIAL
                           FUND II      CLASS
                          ---------- ------------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    2,888       1,639
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,330       2,204
                            ------      ------
Net investment income
  (expense)..............    1,558        (565)
                            ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (1,452)      2,184
   Change in unrealized
     appreciation
     (depreciation)......    4,594      14,930
   Capital gain
     distributions.......    5,799         785
                            ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    8,941      17,899
                            ------      ------
Increase (decrease) in
  net assets from
  operations.............   10,499      17,334
                            ======      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------  ------------
                                                                                    VIP
                                                                                  DYNAMIC        VIP          VIP
                           VIP ASSET       VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-
                          MANAGER/SM/    BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE
                            CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2
                          ------------ ------------ ------------- ------------- ------------ ------------ ------------
                                                                              YEAR ENDED DECEMBER 31, 2012
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,781       169,423       11,271        488,816       1,308        8,967       517,525
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,023       219,727       13,009        714,756       4,332        4,672       292,649
                            -------     ---------      -------      ---------      ------      -------     ---------
Net investment income
  (expense)..............    (2,242)      (50,304)      (1,738)      (225,940)     (3,024)       4,295       224,876
                            -------     ---------      -------      ---------      ------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    43,085       132,353        3,637        458,591      (1,097)     (15,335)       66,270
   Change in unrealized
     appreciation
     (depreciation)......     1,103       721,143      126,242      4,516,264      60,305       42,289       630,808
   Capital gain
     distributions.......     1,037       579,018           --             --          --       21,350     1,178,368
                            -------     ---------      -------      ---------      ------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    45,225     1,432,514      129,879      4,974,855      59,208       48,304     1,875,446
                            -------     ---------      -------      ---------      ------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $42,983     1,382,210      128,141      4,748,915      56,184       52,599     2,100,322
                            =======     =========      =======      =========      ======      =======     =========

                          ----------------------------------------

                              VIP          VIP           VIP
                            GROWTH &     GROWTH &      GROWTH
                             INCOME       INCOME    OPPORTUNITIES
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL
                             CLASS       CLASS 2        CLASS
                          ------------ ------------ -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     4,336       20,510          500
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,850       17,607        1,799
                             ------      -------       ------
Net investment income
  (expense)..............     1,486        2,903       (1,299)
                             ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,025       41,696        3,652
   Change in unrealized
     appreciation
     (depreciation)......    29,397      139,508       19,478
   Capital gain
     distributions.......        93          493           --
                             ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    30,515      181,697       23,130
                             ------      -------       ------
Increase (decrease) in
  net assets from
  operations.............    32,001      184,600       21,831
                             ======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                          -------------


                           VIP GROWTH
                          OPPORTUNITIES
                          PORTFOLIO --
                             SERVICE
                             CLASS 2
                          -------------
                           PERIOD FROM
                          JANUARY 27 TO
                          DECEMBER 31,
                              2012
                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  6,011
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     63,127
                            --------
Net investment income
  (expense)..............    (57,116)
                            --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     57,645
   Change in unrealized
     appreciation
     (depreciation)......    288,651
   Capital gain
     distributions.......         --
                            --------
Net realized and
  unrealized gain (loss)
  on investments.........    346,296
                            --------
Increase (decrease) in
  net assets from
  operations.............   $289,180
                            ========


                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------

                                                                      VIP
                              VIP          VIP       VIP GROWTH    INVESTMENT      VIP          VIP       VIP VALUE
                             GROWTH       GROWTH        STOCK      GRADE BOND    MID CAP      OVERSEAS    STRATEGIES
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       SERVICE      SERVICE      SERVICE      INITIAL      SERVICE
                             CLASS       CLASS 2       CLASS 2      CLASS 2      CLASS 2       CLASS       CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                     PERIOD FROM
                                                    JANUARY 27 TO
                                 YEAR ENDED         DECEMBER 31,
                              DECEMBER 31, 2012         2012                            YEAR ENDED DECEMBER 31, 2012
                          ------------------------  ------------- ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,075        3,559        40,549      457,641        73,348       3,311          823
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     5,154       15,396       100,979      346,331       303,653       2,340        3,774
                             ------      -------       -------      -------     ---------      ------      -------
Net investment income
  (expense)..............    (3,079)     (11,837)      (60,430)     111,310      (230,305)        971       (2,951)
                             ------      -------       -------      -------     ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     4,798       63,835        80,551       83,665       218,889      (5,149)     (16,562)
   Change in unrealized
     appreciation
     (depreciation)......    48,157       70,832       523,234      (84,433)       80,733      33,626       74,394
   Capital gain
     distributions.......        --           --            --      586,400     1,509,970         570           --
                             ------      -------       -------      -------     ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    52,955      134,667       603,785      585,632     1,809,592      29,047       57,832
                             ------      -------       -------      -------     ---------      ------      -------
Increase (decrease) in
  net assets from
  operations.............    49,876      122,830       543,355      696,942     1,579,287      30,018       54,881
                             ======      =======       =======      =======     =========      ======      =======

                           FRANKLIN TEMPLETON
                           VARIABLE INSURANCE
                             PRODUCTS TRUST
                          --------------------
                                      FRANKLIN
                           FRANKLIN  LARGE CAP
                            INCOME     GROWTH
                          SECURITIES SECURITIES
                           FUND --    FUND --
                           CLASS 2    CLASS 2
                            SHARES     SHARES
                          ---------- ----------




                          ---------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... 5,967,382     3,822
   Mortality and expense
     risk and
     administrative
     charges (note 4a)... 1,797,054     7,221
                          ---------    ------
Net investment income
  (expense).............. 4,170,328    (3,399)
                          ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (701,985)    3,467
   Change in unrealized
     appreciation
     (depreciation)...... 5,773,884    45,137
   Capital gain
     distributions.......        --        --
                          ---------    ------
Net realized and
  unrealized gain (loss)
  on investments......... 5,071,899    48,604
                          ---------    ------
Increase (decrease) in
  net assets from
  operations............. 9,242,227    45,205
                          =========    ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ------------------------------------------------------------------
                            FRANKLIN
                           TEMPLETON                                    TEMPLETON
                          VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL   TEMPLETON
                             FUNDS       SHARES    FOREIGN    FOREIGN      BOND      GROWTH
                           ALLOCATION  SECURITIES SECURITIES SECURITIES SECURITIES SECURITIES
                            FUND --     FUND --    FUND --    FUND --    FUND --    FUND --
                            CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                          ------------ ---------- ---------- ---------- ---------- ----------



                                                       YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  491,717     85,893    1,280      89,537     3,881      48,985
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     309,888     77,725      559      49,896       881      38,894
                           ----------   --------    -----     -------     -----     -------
Net investment income
  (expense)..............     181,829      8,168      721      39,641     3,000      10,091
                           ----------   --------    -----     -------     -----     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      53,304    841,560     (518)    (31,536)    1,703     (49,657)
   Change in unrealized
     appreciation
     (depreciation)......   1,953,844   (138,805)   6,045     420,235     3,330     456,457
   Capital gain
     distributions.......          --         --       --          --        94          --
                           ----------   --------    -----     -------     -----     -------
Net realized and
  unrealized gain (loss)
  on investments.........   2,007,148    702,755    5,527     388,699     5,127     406,800
                           ----------   --------    -----     -------     -----     -------
Increase (decrease) in
  net assets from
  operations.............  $2,188,977    710,923    6,248     428,340     8,127     416,891
                           ==========   ========    =====     =======     =====     =======

                                   GE INVESTMENTS FUNDS, INC.
                          --------------------------------------------



                          CORE VALUE         INTERNATIONAL   MID-CAP
                            EQUITY   INCOME     EQUITY        EQUITY
                           FUND --   FUND --    FUND --      FUND --
                           CLASS 1   CLASS 1    CLASS 1      CLASS 1
                            SHARES   SHARES     SHARES        SHARES
                          ---------- ------- ------------- ------------
                                              PERIOD FROM  PERIOD FROM
                                             JANUARY 1 TO  JANUARY 1 TO
                                               APRIL 30,    AUGUST 3,
                                                 2012          2012
                          -------------------------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   13,045   38,551          --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   17,082   27,468         277       20,318
                           -------   ------     -------      -------
Net investment income
  (expense)..............   (4,037)  11,083        (277)     (20,318)
                           -------   ------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   11,211      669     (47,347)      98,329
   Change in unrealized
     appreciation
     (depreciation)......  113,578   57,805      52,032       90,748
   Capital gain
     distributions.......       --       --          --           --
                           -------   ------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  124,789   58,474       4,685      189,077
                           -------   ------     -------      -------
Increase (decrease) in
  net assets from
  operations.............  120,752   69,557       4,408      168,759
                           =======   ======     =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------------------------------------------------
                                       PREMIER     REAL
                                       GROWTH     ESTATE              SMALL-CAP
                                       EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                             MONEY     FUND --   FUND --               FUND --    FUND --      FUND --      FUND --
                             MARKET    CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3      CLASS 1
                              FUND     SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES      SHARES
                          ------------ -------  ---------- ---------- --------- ------------ ------------ -----------
                          PERIOD FROM
                          JANUARY 1 TO
                           AUGUST 3,
                              2012                              YEAR ENDED DECEMBER 31, 2012
                          ------------ -----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $      --     8,302    90,919     220,291       186     205,644     1,464,260      9,356
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    107,468    14,608    77,780     175,082    35,894     222,134     2,197,262     12,554
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Net investment income
  (expense)..............   (107,468)   (6,306)   13,139      45,209   (35,708)    (16,490)     (733,002)    (3,198)
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         --    12,521   253,625     437,211   103,173     153,809       (39,132)    20,880
   Change in unrealized
     appreciation
     (depreciation)......         --   148,399   368,272   1,045,458    18,686   1,305,200    11,508,574     92,651
   Capital gain
     distributions.......         --        --        --          --   190,353          --            --         --
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........         --   160,920   621,897   1,482,669   312,212   1,459,009    11,469,442    113,531
                           ---------   -------   -------   ---------   -------   ---------    ----------    -------
Increase (decrease) in
  net assets from
  operations.............  $(107,468)  154,614   635,036   1,527,878   276,504   1,442,519    10,736,440    110,333
                           =========   =======   =======   =========   =======   =========    ==========    =======

                          GENWORTH VARIABLE
                           INSURANCE TRUST
                          ----------------
                          GENWORTH GENWORTH
                          CALAMOS  DAVIS NY
                           GROWTH  VENTURE
                          FUND --  FUND --
                          SERVICE  SERVICE
                           SHARES   SHARES
                          -------- --------
                             PERIOD FROM
                            JANUARY 1 TO
                             JANUARY 27,
                                2012
                          ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      --       --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   3,207      723
                          -------  -------
Net investment income
  (expense)..............  (3,207)    (723)
                          -------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 153,385   82,869
   Change in unrealized
     appreciation
     (depreciation)......  (3,942) (51,982)
   Capital gain
     distributions.......      --       --
                          -------  -------
Net realized and
  unrealized gain (loss)
  on investments......... 149,443   30,887
                          -------  -------
Increase (decrease) in
  net assets from
  operations............. 146,236   30,164
                          =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------
                                                    GENWORTH
                                                    GOLDMAN
                                                     SACHS     GENWORTH
                                                    ENHANCED  LEGG MASON              GENWORTH
                           GENWORTH     GENWORTH      CORE    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                          EATON VANCE   ENHANCED      BOND    AGGRESSIVE    PIMCO    SMALL/MID
                           LARGE CAP  INTERNATIONAL  INDEX      GROWTH    STOCKSPLUS  CAP CORE
                          VALUE FUND   INDEX FUND   FUND --     FUND --    FUND --    FUND --
                          -- SERVICE   -- SERVICE   SERVICE     SERVICE    SERVICE    SERVICE
                            SHARES       SHARES      SHARES     SHARES      SHARES     SHARES
                          ----------- ------------- --------  ----------- ---------- ----------



                                        PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........  $      --          --          --         --          --         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      9,084         542      28,243      8,400      32,730      8,272
                           ---------     -------    --------    -------   ---------   --------
Net investment income
  (expense)..............     (9,084)       (542)    (28,243)    (8,400)    (32,730)    (8,272)
                           ---------     -------    --------    -------   ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    498,728     (34,149)    (58,843)   438,433      17,025   (336,397)
   Change in unrealized
     appreciation
     (depreciation)......   (233,803)     39,767    (193,131)    (8,978)  1,031,712    684,007
   Capital gain
     distributions.......         --          --          --         --          --         --
                           ---------     -------    --------    -------   ---------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    264,925       5,618    (251,974)   429,455   1,048,737    347,610
                           ---------     -------    --------    -------   ---------   --------
Increase (decrease) in
  net assets from
  operations.............  $ 255,841       5,076    (280,217)   421,055   1,016,007    339,338
                           =========     =======    ========    =======   =========   ========

                                                                JPMORGAN
                                GOLDMAN SACHS VARIABLE         INSURANCE
                                    INSURANCE TRUST              TRUST
                          ----------------------------------  ------------



                             GOLDMAN               GOLDMAN
                              SACHS                 SACHS       JPMORGAN
                            LARGE CAP   GOLDMAN     MONEY      INSURANCE
                              VALUE      SACHS      MARKET     TRUST CORE
                             FUND --    MID CAP    FUND --        BOND
                          INSTITUTIONAL  VALUE     SERVICE    PORTFOLIO --
                             SHARES      FUND       SHARES      CLASS 1
                          ------------- -------  ------------ ------------
                                                 PERIOD FROM
                                                 AUGUST 3 TO   YEAR ENDED
                                YEAR ENDED       DECEMBER 31, DECEMBER 31,
                            DECEMBER 31, 2012        2012         2012
                          ---------------------  ------------ ------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........     1,156       6,085        281      229,192
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,220       9,128     73,939       86,626
                             ------     -------    -------      -------
Net investment income
  (expense)..............       (64)     (3,043)   (73,658)     142,566
                             ------     -------    -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (166)     13,166         --       70,599
   Change in unrealized
     appreciation
     (depreciation)......    12,045      87,990         --      (41,459)
   Capital gain
     distributions.......     2,042          --         --           --
                             ------     -------    -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    13,921     101,156         --       29,140
                             ------     -------    -------      -------
Increase (decrease) in
  net assets from
  operations.............    13,857      98,113    (73,658)     171,706
                             ======     =======    =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST         TRUST        TRUST        TRUST      TRUST MID    INSURANCE      TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID       CAP       TRUST MID    SMALL CAP
                             INDEX        EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------ ------------ ------------ ------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 25,192       2,157         4,200        4,003           --       13,753          571
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     26,922       1,478        11,345        9,458        9,307       19,981        4,396
                            --------      ------        ------       ------       ------      -------       ------
Net investment income
  (expense)..............     (1,730)        679        (7,145)      (5,455)      (9,307)      (6,228)      (3,825)
                            --------      ------        ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     91,028       1,093        14,149       11,150       20,534      142,985       16,202
   Change in unrealized
     appreciation
     (depreciation)......    105,844      13,428        64,013       62,113       50,229       78,243       32,177
   Capital gain
     distributions.......         --          --            --           --        5,771           --           --
                            --------      ------        ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    196,872      14,521        78,162       73,263       76,534      221,228       48,379
                            --------      ------        ------       ------       ------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $195,142      15,200        71,017       67,808       67,227      215,000       44,554
                            ========      ======        ======       ======       ======      =======       ======

                                           JANUS ASPEN SERIES
                          ------------ --------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    23,242        35,255       345,253
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    29,814        17,683       249,588
                            -------       -------     ---------
Net investment income
  (expense)..............    (6,572)       17,572        95,665
                            -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   103,428        13,006       158,485
   Change in unrealized
     appreciation
     (depreciation)......   154,013        20,670       348,764
   Capital gain
     distributions.......        --        91,373       940,734
                            -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   257,441       125,049     1,447,983
                            -------       -------     ---------
Increase (decrease) in
  net assets from
  operations.............   250,869       142,621     1,543,648
                            =======       =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                  GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY      TECHNOLOGY      JANUS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --           --        1,427          5,958        50,418         --         2,206
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,472        1,507          642         12,387       148,995        158         5,755
                            --------       ------        -----        -------     ---------      -----        ------
Net investment income
  (expense)..............    (10,472)      (1,507)         785         (6,429)      (98,577)      (158)       (3,549)
                            --------       ------        -----        -------     ---------      -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,768        4,238        1,618         57,354       340,228      1,016        (3,240)
   Change in unrealized
     appreciation
     (depreciation)......    115,679       11,291          (48)       129,437     1,464,893        722        64,350
   Capital gain
     distributions.......         --           --          869             --            --         --         6,864
                            --------       ------        -----        -------     ---------      -----        ------
Net realized and
  unrealized gain (loss)
  on investments.........    117,447       15,529        2,439        186,791     1,805,121      1,738        67,974
                            --------       ------        -----        -------     ---------      -----        ------
Increase (decrease) in
  net assets from
  operations.............   $106,975       14,022        3,224        180,362     1,706,544      1,580        64,425
                            ========       ======        =====        =======     =========      =====        ======

                          ---------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       273         2,183        2,446
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,077         4,608        6,749
                             ------       -------      -------
Net investment income
  (expense)..............      (804)       (2,425)      (4,303)
                             ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     4,944       (11,141)      63,033
   Change in unrealized
     appreciation
     (depreciation)......     5,395        18,488      (43,183)
   Capital gain
     distributions.......     1,054        34,917       44,496
                             ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    11,393        42,264       64,346
                             ------       -------      -------
Increase (decrease) in
  net assets from
  operations.............    10,589        39,839       60,043
                             ======       =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                              JANUS ASPEN SERIES
                                 (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          -------------------------  -----------------------------------------------------------------
                                                                   LEGG MASON   LEGG MASON
                                                      LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    LEGG MASON
                                                     CLEARBRIDGE    VARIABLE     VARIABLE    CLEARBRIDGE  CLEARBRIDGE
                                                       VARIABLE      EQUITY       EQUITY      VARIABLE      VARIABLE
                            WORLDWIDE    WORLDWIDE    AGGRESSIVE     INCOME       INCOME     FUNDAMENTAL   LARGE CAP
                          PORTFOLIO --  PORTFOLIO --    GROWTH      BUILDER      BUILDER    ALL CAP VALUE    VALUE
                          INSTITUTIONAL   SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             SHARES        SHARES      CLASS II     CLASS I      CLASS II      CLASS I      CLASS I
                          ------------- ------------ ------------ ------------ ------------ ------------- ------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  3,579        1,355          582          46        14,727        4,795          811
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      5,988        2,671        7,758          44        10,753        4,674          517
                            --------       ------       ------       -----       -------       ------        -----
Net investment income
  (expense)..............     (2,409)      (1,316)      (7,176)          2         3,974          121          294
                            --------       ------       ------       -----       -------       ------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (24,970)       3,405       66,982        (994)      (11,170)      (4,496)         547
   Change in unrealized
     appreciation
     (depreciation)......    100,914       27,330        3,958       1,492        68,521       40,599        4,120
   Capital gain
     distributions.......         --           --       15,248          --            --           --           35
                            --------       ------       ------       -----       -------       ------        -----
Net realized and
  unrealized gain (loss)
  on investments.........     75,944       30,735       86,188         498        57,351       36,103        4,702
                            --------       ------       ------       -----       -------       ------        -----
Increase (decrease) in
  net assets from
  operations.............   $ 73,535       29,419       79,012         500        61,325       36,224        4,996
                            ========       ======       ======       =====       =======       ======        =====

                           LEGG MASON
                            PARTNERS
                            VARIABLE        MFS(R) VARIABLE
                          INCOME TRUST      INSURANCE TRUST
                          ------------- ----------------------

                                                       MFS(R)
                          WESTERN ASSET    MFS(R)     INVESTORS
                            VARIABLE      INVESTORS     TRUST
                            STRATEGIC   GROWTH STOCK  SERIES --
                              BOND        SERIES --    SERVICE
                          PORTFOLIO --  SERVICE CLASS   CLASS
                             CLASS I       SHARES      SHARES
                          ------------- ------------- ---------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     1,182          2,077       6,687
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       629         16,010      13,812
                              -----        -------     -------
Net investment income
  (expense)..............       553        (13,933)     (7,125)
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       125         77,234      60,286
   Change in unrealized
     appreciation
     (depreciation)......     2,022         30,586      88,767
   Capital gain
     distributions.......        --         45,778          --
                              -----        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     2,147        153,598     149,053
                              -----        -------     -------
Increase (decrease) in
  net assets from
  operations.............     2,700        139,665     141,928
                              =====        =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------
                                         MFS(R)    MFS(R)
                             MFS(R)     STRATEGIC   TOTAL    MFS(R)
                               NEW       INCOME    RETURN   UTILITIES
                            DISCOVERY   SERIES -- SERIES -- SERIES --
                            SERIES --    SERVICE   SERVICE   SERVICE
                          SERVICE CLASS   CLASS     CLASS     CLASS
                             SHARES      SHARES    SHARES    SHARES
                          ------------- --------- --------- ---------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $    --     20,277     315,618  218,286
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      7,555      5,680     239,446   55,394
                             -------     ------   ---------  -------
Net investment income
  (expense)..............     (7,555)    14,597      76,172  162,892
                             -------     ------   ---------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      9,740      2,283     103,026   89,613
   Change in unrealized
     appreciation
     (depreciation)......     37,793     13,688     890,012  120,854
   Capital gain
     distributions.......     43,842         --          --       --
                             -------     ------   ---------  -------
Net realized and
  unrealized gain (loss)
  on investments.........     91,375     15,971     993,038  210,467
                             -------     ------   ---------  -------
Increase (decrease) in
  net assets from
  operations.............    $83,820     30,568   1,069,210  373,359
                             =======     ======   =========  =======

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------

                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- -----------
                           YEAR ENDED DECEMBER 31, 2012
                          --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,413      69,865       1,455        9,222       16,327      239,662
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,470     116,038       3,167       37,054        4,610      199,631
                            -------     -------      ------      -------      -------    ---------
Net investment income
  (expense)..............       (57)    (46,173)     (1,712)     (27,832)      11,717       40,031
                            -------     -------      ------      -------      -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (10,172)    (98,849)      4,942      101,559      (15,013)     463,499
   Change in unrealized
     appreciation
     (depreciation)......    35,107     715,140      23,808      205,105       30,950    1,652,231
   Capital gain
     distributions.......        --          --          --           --           --           --
                            -------     -------      ------      -------      -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    24,935     616,291      28,750      306,664       15,937    2,115,730
                            -------     -------      ------      -------      -------    ---------
Increase (decrease) in
  net assets from
  operations.............    24,878     570,118      27,038      278,832       27,654    2,155,761
                            =======     =======      ======      =======      =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ----------------------------------------------------------------
                           OPPENHEIMER                            OPPENHEIMER  OPPENHEIMER
                             GLOBAL                               MAIN STREET   SMALL- &
                            STRATEGIC   OPPENHEIMER  OPPENHEIMER   SMALL- &      MID-CAP
                             INCOME     HIGH INCOME  MAIN STREET    MID-CAP      GROWTH
                           FUND/VA --    FUND/VA --  FUND/VA --  FUND(R)/VA -- FUND/VA --
                           NON-SERVICE  NON-SERVICE    SERVICE      SERVICE    NON-SERVICE
                             SHARES        SHARES      SHARES       SHARES       SHARES
                          ------------- ------------ ----------- ------------- -----------
                           PERIOD FROM  PERIOD FROM
                          OCTOBER 26 TO JANUARY 1 TO
                          DECEMBER 31,  OCTOBER 26,
                              2012          2012
                          ------------- ------------ -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ --          6,880       110,543       53,493         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       97            474       297,524      273,600      2,832
                              ----        -------     ---------    ---------     ------
Net investment income
  (expense)..............      (97)         6,406      (186,981)    (220,107)    (2,832)
                              ----        -------     ---------    ---------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (2)       (83,918)    3,269,486      809,054     (6,124)
   Change in unrealized
     appreciation
     (depreciation)......      661         82,080      (249,503)   1,798,836     38,694
   Capital gain
     distributions.......       --             --            --           --         --
                              ----        -------     ---------    ---------     ------
Net realized and
  unrealized gain (loss)
  on investments.........      659         (1,838)    3,019,983    2,607,890     32,570
                              ----        -------     ---------    ---------     ------
Increase (decrease) in
  net assets from
  operations.............     $562          4,568     2,833,002    2,387,783     29,738
                              ====        =======     =========    =========     ======

                                                    PIMCO VARIABLE INSURANCE TRUST
                          ----------- ---------------------------------------------------------
                          OPPENHEIMER               FOREIGN BOND
                           SMALL- &                  PORTFOLIO                      LONG-TERM
                            MID-CAP    ALL ASSET    (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT
                            GROWTH    PORTFOLIO --   HEDGED) --    PORTFOLIO --   PORTFOLIO --
                          FUND/VA --    ADVISOR    ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SERVICE      CLASS         CLASS          CLASS           CLASS
                            SHARES       SHARES        SHARES         SHARES         SHARES
                          ----------- ------------ -------------- -------------- ---------------



                             YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       --       77,695        2,302          532,344        135,552
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    3,406       25,135        1,677          152,361         99,332
                            ------      -------        -----        ---------       --------
Net investment income
  (expense)..............   (3,406)      52,560          625          379,983         36,220
                            ------      -------        -----        ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,996          342        2,168          224,263        228,063
   Change in unrealized
     appreciation
     (depreciation)......   25,579      150,799        2,820          510,508       (671,523)
   Capital gain
     distributions.......       --           --        3,122               --        581,492
                            ------      -------        -----        ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........   31,575      151,141        8,110          734,771        138,032
                            ------      -------        -----        ---------       --------
Increase (decrease) in
  net assets from
  operations.............   28,169      203,701        8,735        1,114,754        174,252
                            ======      =======        =====        =========       ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           RYDEX
                            PIMCO VARIABLE INSURANCE     VARIABLE
                                TRUST (CONTINUED)          TRUST
                          ----------------------------- -----------

                           LOW DURATION   TOTAL RETURN
                           PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE
                              CLASS          CLASS       NASDAQ --
                              SHARES         SHARES     100(R) FUND
                          -------------- -------------- -----------

                          -----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  637,427     1,216,280          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      566,488       763,642       9,249
                            ----------     ---------      ------
Net investment income
  (expense)..............       70,939       452,638      (9,249)
                            ----------     ---------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      244,014       617,309      21,259
   Change in unrealized
     appreciation
     (depreciation)......    1,029,795     1,656,884      63,835
   Capital gain
     distributions.......           --       860,837          --
                            ----------     ---------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    1,273,809     3,135,030      85,094
                            ----------     ---------      ------
Increase (decrease) in
  net assets from
  operations.............   $1,344,748     3,587,668      75,845
                            ==========     =========      ======

                                                                                               WELLS FARGO
                            THE ALGER PORTFOLIOS           THE PRUDENTIAL SERIES FUND         VARIABLE TRUST
                          ------------------------  ----------------------------------------  --------------
                             ALGER        ALGER       JENNISON                                 WELLS FARGO
                           LARGE CAP    SMALL CAP      20/20                       NATURAL      ADVANTAGE
                             GROWTH       GROWTH       FOCUS                      RESOURCES      VT OMEGA
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    JENNISON     PORTFOLIO --     GROWTH
                           CLASS I-2    CLASS I-2     CLASS II    PORTFOLIO --     CLASS II      FUND --
                             SHARES       SHARES       SHARES    CLASS II SHARES    SHARES       CLASS 2
                          ------------ ------------ ------------ --------------- ------------ --------------
                                 YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,109           --           --            --              --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,604        2,033       16,229         1,765          73,868        2,290
                             ------      -------      -------        ------        --------       ------
Net investment income
  (expense)..............      (495)      (2,033)     (16,229)       (1,765)        (73,868)      (2,290)
                             ------      -------      -------        ------        --------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       794       12,328       32,464         2,260         (86,800)       7,116
   Change in unrealized
     appreciation
     (depreciation)......    16,758      (23,979)      36,966        13,809        (525,609)       9,619
   Capital gain
     distributions.......        --       30,167       38,736            --         386,090        9,807
                             ------      -------      -------        ------        --------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    17,552       18,516      108,166        16,069        (226,319)      26,542
                             ------      -------      -------        ------        --------       ------
Increase (decrease) in
  net assets from
  operations.............    17,057       16,483       91,937        14,304        (300,187)      24,252
                             ======      =======      =======        ======        ========       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                  CONSOLIDATED TOTAL
                              --------------------------

                                YEAR ENDED DECEMBER 31,
                              --------------------------
                                  2012          2011
-                             ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,850,105     4,175,810
   Net realized gain
     (loss) on
     investments.............   12,145,545     7,302,129
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   55,646,973   (41,045,152)
   Capital gain
     distribution............    7,973,466     8,313,801
                              ------------  ------------
       Increase
         (decrease) in
         net assets from
         operations..........   79,616,089   (21,253,412)
                              ------------  ------------
From capital
  transactions (note 4):
   Net premiums..............    7,044,863     7,618,456
   Death benefits............   (9,755,484)  (16,568,861)
   Surrenders................  (87,240,110)  (89,153,985)
   Administrative
     expenses................   (3,894,579)   (3,899,006)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (1,980,342)   (2,730,646)
                              ------------  ------------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (95,825,652) (104,734,042)
                              ------------  ------------
Increase (decrease) in
  net assets.................  (16,209,563) (125,987,454)
Net assets at beginning
  of year....................  801,056,221   927,043,675
                              ------------  ------------
Net assets at end of year.... $784,846,658   801,056,221
                              ============  ============
Change in units (note 5):
   Units purchased...........
   Units redeemed............

   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              ------------------------------------------------------------------------------------
                                   INVESCO V.I.        INVESCO V.I.      INVESCO V.I.
                               CAPITAL APPRECIATION     CORE EQUITY    GLOBAL REAL ESTATE INVESCO V.I. INTERNATIONAL
                                     FUND --              FUND --           FUND --           GROWTH FUND --
                                 SERIES I SHARES      SERIES I SHARES  SERIES II SHARES      SERIES II SHARES
                              ---------------------  ----------------  ----------------   -------------------------
                              PERIOD FROM
                              JANUARY 1 TO                       YEAR ENDED DECEMBER 31,
                               APRIL 27,   -----------------------------------------------------------------------
                                  2012       2011      2012     2011     2012      2011      2012         2011
-                             ------------ --------  -------  -------  -------   -------   ---------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     (1,416)    (5,062)  (3,897)  (4,017)  (4,589)    7,986    (31,096)      (31,818)
   Net realized gain
     (loss) on
     investments.............     10,104     (4,391)  14,003    7,108       18    (2,433)   108,056       151,731
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     28,541    (19,225)  68,276  (14,025)  86,335   (35,596)   905,862      (693,974)
   Capital gain
     distribution............         --         --       --       --       --        --         --            --
                                --------   --------  -------  -------  -------   -------   ---------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........     37,229    (28,678)  78,382  (10,934)  81,764   (30,043)   982,822      (574,061)
                                --------   --------  -------  -------  -------   -------   ---------    ----------
From capital
  transactions (note 4):
   Net premiums..............         69        212      867    1,795       --       403    105,449        63,697
   Death benefits............         --      2,625  (22,642)      --       --    (4,030)    (4,888)       (3,097)
   Surrenders................    (15,247)  (111,127) (39,119) (28,843) (19,177)  (16,029)  (665,297)   (1,150,132)
   Administrative
     expenses................        (44)      (296)  (2,170)  (2,109)    (175)     (202)   (53,003)      (39,916)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (277,369)    (4,584)  (2,158)   8,054  (42,177)    1,294  1,637,439     1,073,871
                                --------   --------  -------  -------  -------   -------   ---------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (292,591)  (113,170) (65,222) (21,103) (61,529)  (18,564) 1,019,700       (55,577)
                                --------   --------  -------  -------  -------   -------   ---------    ----------
Increase (decrease) in
  net assets.................   (255,362)  (141,848)  13,160  (32,037)  20,235   (48,607) 2,002,522      (629,638)
Net assets at beginning
  of year....................    255,362    397,210  662,414  694,451  344,184   392,791  6,453,490     7,083,128
                                --------   --------  -------  -------  -------   -------   ---------    ----------
Net assets at end of year....         --    255,362  675,574  662,414  364,419   344,184  8,456,012     6,453,490
                                ========   ========  =======  =======  =======   =======   =========    ==========
Change in units (note 5):
   Units purchased...........        449      1,082    2,338    4,469    1,413     3,987    301,369       170,667
   Units redeemed............    (31,412)   (13,913)  (8,274)  (6,530)  (7,071)   (5,696)  (159,703)     (177,698)
                                --------   --------  -------  -------  -------   -------   ---------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,963)   (12,831)  (5,936)  (2,061)  (5,658)   (1,709)   141,666        (7,031)
                                ========   ========  =======  =======  =======   =======   =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                              --------------------------------------------------------------------------  ---------------------
                                     INVESCO VAN               INVESCO VAN                                     INVESCO VAN
                                     KAMPEN V.I.               KAMPEN V.I.             INVESCO VAN             KAMPEN V.I.
                                 AMERICAN FRANCHISE         AMERICAN FRANCHISE    KAMPEN V.I. COMSTOCK      EQUITY AND INCOME
                                       FUND --                   FUND --                 FUND --                 FUND --
                                   SERIES I SHARES           SERIES II SHARES       SERIES II SHARES        SERIES II SHARES
                              ----------------------------  --------------------  ----------------------  --------------------
                                             PERIOD FROM
                               YEAR ENDED    APRIL 29 TO                                  YEAR ENDED DECEMBER 31,
                              DECEMBER 31,   DECEMBER 31,   -------------------------------------------------------------------
                                  2012           2011         2012       2011        2012        2011        2012       2011
                              ------------   ------------    -------   --------   ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (4,459)       (1,326)      (2,455)     (3,947)     (3,100)     (4,421)     (5,873)    (6,081)
   Net realized gain
     (loss) on
     investments.............     (5,150)         (502)       9,682      38,529      41,910       2,498      10,534    (11,034)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     11,386       (18,335)      11,286     (47,071)    355,054     (88,481)    130,040    (49,374)
   Capital gain
     distribution............         --            --           --          --          --          --          --         --
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,777       (20,163)      18,513     (12,489)    393,864     (90,404)    134,701    (66,489)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............        137         1,103           --         300          70         520         541        533
   Death benefits............          8            --           --          --          --      (1,851)         --         --
   Surrenders................    (75,525)       (2,847)     (31,416)    (97,805)   (344,225)   (365,581)    (58,186)   (90,540)
   Administrative
     expenses................       (390)         (173)        (159)       (259)     (6,378)     (5,875)     (4,802)    (4,771)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    280,484       139,817       (7,394)   (100,179)   (155,909)   (327,735)     43,234   (173,073)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    204,714       137,900      (38,969)   (197,943)   (506,442)   (700,522)    (19,213)  (267,851)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets.................    206,491       117,737      (20,456)   (210,432)   (112,578)   (790,926)    115,488   (334,340)
Net assets at beginning
  of year....................    117,737            --      165,438     375,870   2,507,846   3,298,772   1,382,564  1,716,904
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
Net assets at end of year....   $324,228       117,737      144,982     165,438   2,395,268   2,507,846   1,498,052  1,382,564
                                ========       =======       =======   ========   =========   =========   =========  =========
Change in units (note 5):
   Units purchased...........     28,527        14,149          335       2,207       2,268       6,612       7,769     13,148
   Units redeemed............     (8,417)         (358)      (3,936)    (20,227)    (42,267)    (63,427)     (9,884)   (42,716)
                                --------       -------       -------   --------   ---------   ---------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     20,110        13,791       (3,601)    (18,020)    (39,999)    (56,815)     (2,115)   (29,568)
                                ========       =======       =======   ========   =========   =========   =========  =========

                              ---------------------
                                  INVESCO VAN
                                  KAMPEN V.I.
                              VALUE OPPORTUNITIES
                                    FUND --
                                SERIES II SHARES
                              -------------------


                              --------------------
                                2012       2011
                              --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (3,616)   (11,749)
   Net realized gain
     (loss) on
     investments.............  (45,885)  (106,105)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  193,386     51,943
   Capital gain
     distribution............       --         --
                              --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  143,885    (65,911)
                              --------  ---------
From capital
  transactions (note 4):
   Net premiums..............    1,200      5,898
   Death benefits............       --         --
   Surrenders................ (150,603)  (151,691)
   Administrative
     expenses................     (857)    (1,110)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (41,186)  (103,353)
                              --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (191,446)  (250,256)
                              --------  ---------
Increase (decrease) in
  net assets.................  (47,561)  (316,167)
Net assets at beginning
  of year....................  993,697  1,309,864
                              --------  ---------
Net assets at end of year....  946,136    993,697
                              ========  =========
Change in units (note 5):
   Units purchased...........    1,037      5,203
   Units redeemed............  (17,160)   (28,951)
                              --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (16,123)   (23,748)
                              ========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              ----------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 BALANCED WEALTH      GLOBAL THEMATIC      GROWTH AND INCOME        INTERNATIONAL
                              STRATEGY PORTFOLIO --  GROWTH PORTFOLIO --     PORTFOLIO --        VALUE PORTFOLIO --
                                     CLASS B              CLASS B               CLASS B                CLASS B
                              ---------------------  -----------------   --------------------  ----------------------
                                                                         YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                 2012        2011      2012      2011       2012       2011       2012        2011
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   10,248     32,768   (2,938)    (4,334)   (10,558)   (22,054)    (35,580)    246,275
   Net realized gain
     (loss) on
     investments.............     29,629     13,290     (271)    21,749     32,823   (154,507)   (264,064)     (4,813)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    649,920   (357,860)  23,616   (105,893)   575,315    371,265   1,597,716  (2,518,176)
   Capital gain
     distribution............         --         --       --         --         --         --          --          --
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    689,797   (311,802)  20,407    (88,478)   597,580    194,704   1,298,072  (2,276,714)
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      1,419     33,419       --         --      3,418     23,552      96,578      98,091
   Death benefits............         --         --       --         --    (32,157)    (1,953)     (8,286)     (7,209)
   Surrenders................   (458,058)  (350,303)  (6,114)  (114,814)  (688,027)  (811,978)   (894,938)   (655,235)
   Administrative
     expenses................    (49,031)   (48,534)    (554)    (1,211)    (4,514)    (4,597)    (76,910)    (56,820)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (41,159)   (27,741)   6,174    (69,412)  (162,976)   111,674   2,660,723     718,309
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (546,829)  (393,159)    (494)  (185,437)  (884,256)  (683,302)  1,777,167      97,136
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................    142,968   (704,961)  19,913   (273,915)  (286,676)  (488,598)  3,075,239  (2,179,578)
Net assets at beginning
  of year....................  6,172,990  6,877,951  173,785    447,700  4,115,386  4,603,984   9,556,160  11,735,738
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
Net assets at end of year.... $6,315,958  6,172,990  193,698    173,785  3,828,710  4,115,386  12,631,399   9,556,160
                              ==========  =========  =======   ========  =========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........     12,734     30,219    1,329     14,021      6,203     58,066     811,861     453,480
   Units redeemed............    (70,518)   (74,431)  (1,424)   (27,672)   (84,190)  (125,467)   (458,904)   (368,950)
                              ----------  ---------  -------   --------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,784)   (44,212)     (95)   (13,651)   (77,987)   (67,401)    352,957      84,530
                              ==========  =========  =======   ========  =========  =========  ==========  ==========

                              --------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                               GROWTH PORTFOLIO --
                                     CLASS B
                              --------------------

                              --------------------
                                 2012       2011
                              ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (19,540)   (20,452)
   Net realized gain
     (loss) on
     investments.............    63,619     17,683
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   139,284    (68,309)
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   183,363    (71,078)
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       137        183
   Death benefits............        18         --
   Surrenders................  (290,426)   (85,137)
   Administrative
     expenses................    (1,296)    (1,350)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    28,796    (13,817)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (262,771)  (100,121)
                              ---------  ---------
Increase (decrease) in
  net assets.................   (79,408)  (171,199)
Net assets at beginning
  of year.................... 1,269,846  1,441,045
                              ---------  ---------
Net assets at end of year.... 1,190,438  1,269,846
                              =========  =========
Change in units (note 5):
   Units purchased...........     4,517      1,849
   Units redeemed............   (31,117)   (12,939)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (26,600)   (11,090)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              ALLIANCEBERNSTEIN
                              VARIABLE PRODUCTS
                              SERIES FUND, INC.
                                 (CONTINUED)
                              -----------------
                              ALLIANCEBERNSTEIN
                                  SMALL CAP
                              GROWTH PORTFOLIO --
                                   CLASS B
                              -----------------

                              -------------------
                                2012       2011
-                             --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,336)   (3,638)
   Net realized gain
     (loss) on
     investments.............    8,160    25,556
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   12,667   (19,249)
   Capital gain
     distribution............    7,617        --
                              --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   25,108     2,669
                              --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --       100
   Death benefits............       --        --
   Surrenders................  (18,033)  (42,868)
   Administrative
     expenses................     (844)     (907)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    5,463    (3,645)
                              --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (13,414)  (47,320)
                              --------   -------
Increase (decrease) in
  net assets.................   11,694   (44,651)
Net assets at beginning
  of year....................  200,356   245,007
                              --------   -------
Net assets at end of year.... $212,050   200,356
                              ========   =======
Change in units (note 5):
   Units purchased...........    1,601     8,577
   Units redeemed............   (2,882)  (11,880)
                              --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,281)   (3,303)
                              ========   =======


                              AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ------------------------  -------------------------------------------------------

                                        VP                     VP                 VP                  VP
                               INFLATION PROTECTION      INCOME & GROWTH     INTERNATIONAL         ULTRA(R)
                                 FUND -- CLASS II        FUND -- CLASS I    FUND -- CLASS I    FUND -- CLASS I
                              ------------------------  ----------------  ------------------  -----------------
                                                 YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                 2012         2011        2012     2011     2012      2011      2012      2011
-                             ----------   ----------   -------  -------  --------  --------  --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     95,212      333,563     2,842     (260)   (8,352)   (3,533)   (5,825)  (6,842)
   Net realized gain
     (loss) on
     investments.............    404,432      347,377      (407)  (9,897)      970     3,518    20,621    8,162
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (59,497)     523,361    75,548   22,092   161,159  (126,012)   30,423   (2,620)
   Capital gain
     distribution............    328,438      179,410        --       --        --        --        --       --
                              ----------   ----------   -------  -------  --------  --------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    768,585    1,383,711    77,983   11,935   153,777  (126,027)   45,219   (1,300)
                              ----------   ----------   -------  -------  --------  --------  --------  -------
From capital
  transactions (note 4):
   Net premiums..............     99,540      138,425       750      750     2,153     1,613        --       --
   Death benefits............    (17,199)     (34,083)       --       --        --   (15,914)       --       --
   Surrenders................ (1,025,596)    (924,664)  (83,890) (51,465)  (83,753)  (69,811) (105,527) (76,505)
   Administrative
     expenses................    (86,744)     (82,371)     (213)    (350)     (719)     (778)     (640)    (642)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    366,406   (1,466,655)   (1,215) (44,658)  (57,118)   64,389    (8,610)  12,355
                              ----------   ----------   -------  -------  --------  --------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (663,593)  (2,369,348)  (84,568) (95,723) (139,437)  (20,501) (114,777) (64,792)
                              ----------   ----------   -------  -------  --------  --------  --------  -------
Increase (decrease) in
  net assets.................    104,992     (985,637)   (6,585) (83,788)   14,340  (146,528)  (69,558) (66,092)
Net assets at beginning
  of year.................... 13,556,749   14,542,386   611,093  694,881   853,244   999,772   378,827  444,919
                              ----------   ----------   -------  -------  --------  --------  --------  -------
Net assets at end of year.... 13,661,741   13,556,749   604,508  611,093   867,584   853,244   309,269  378,827
                              ==========   ==========   =======  =======  ========  ========  ========  =======
Change in units (note 5):
   Units purchased...........    289,978      192,600       924      300     6,634    17,370       763    3,584
   Units redeemed............   (336,844)    (387,319)   (6,355)  (7,063)  (17,839)  (17,238)   (8,827)  (8,551)
                              ----------   ----------   -------  -------  --------  --------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (46,866)    (194,719)   (5,431)  (6,763)  (11,205)      132    (8,064)  (4,967)
                              ==========   ==========   =======  =======  ========  ========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AMERICAN CENTURY
                              VARIABLE PORTFOLIOS, INC.
                                   (CONTINUED)                               BLACKROCK VARIABLE SERIES FUNDS, INC.
                              ------------------------  ---------------------------------------------------------------
                                                                                                        BLACKROCK
                                                          BLACKROCK BASIC      BLACKROCK GLOBAL         LARGE CAP
                                VP VALUE FUND --        VALUE V.I. FUND --  ALLOCATION V.I. FUND -- GROWTH V.I. FUND --
                                     CLASS I             CLASS III SHARES      CLASS III SHARES      CLASS III SHARES
                              ------------------------  ------------------  ----------------------  -----------------
                                                                     YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2012         2011        2012      2011       2012        2011       2012       2011
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   3,337        4,761      (1,615)   (1,566)   (309,960)    331,129    (1,858)   (3,018)
   Net realized gain
     (loss) on
     investments.............    (3,507)     (19,158)    (18,592)  (10,955)    313,963     842,366    48,288    11,181
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   120,752        8,976      96,630   (19,115)  6,015,278  (7,670,919)  (24,786)   (5,406)
   Capital gain
     distribution............        --           --          --        --     267,694   2,055,503     9,794       642
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   120,582       (5,421)     76,423   (31,636)  6,286,975  (4,441,921)   31,438     3,399
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
From capital
  transactions (note 4):
   Net premiums..............       374        1,018         702        --   1,345,390     842,524        --        --
   Death benefits............        --           --          --    (6,532)         --      (5,792)       --        --
   Surrenders................  (153,792)     (88,224)   (170,321) (129,224) (5,202,168) (5,143,923) (174,852)  (43,667)
   Administrative
     expenses................      (470)        (557)     (2,865)   (3,413)   (593,886)   (583,564)      (98)      (97)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (43,144)     (38,291)      5,376   (76,738)   (502,808)    213,007     4,887     8,288
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (197,032)    (126,054)   (167,108) (215,907) (4,953,472) (4,677,748) (170,063)  (35,476)
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
Increase (decrease) in
  net assets.................   (76,450)    (131,475)    (90,685) (247,543)  1,333,503  (9,119,669) (138,625)  (32,077)
Net assets at beginning
  of year....................   996,410    1,127,885     679,704   927,247  79,964,599  89,084,268   271,856   303,933
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
Net assets at end of year.... $ 919,960      996,410     589,019   679,704  81,298,102  79,964,599   133,231   271,856
                               =========    =========   ========  ========  ==========  ==========  ========   =======
Change in units (note 5):
   Units purchased...........       299          939       3,519    11,858     379,215     579,653       585     2,756
   Units redeemed............   (12,192)      (9,206)    (17,581)  (32,308)   (794,632)   (973,347)  (14,704)   (5,906)
                               ---------    ---------   --------  --------  ----------  ----------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,893)      (8,267)    (14,062)  (20,450)   (415,417)   (393,694)  (14,119)   (3,150)
                               =========    =========   ========  ========  ==========  ==========  ========   =======



                              ------------------
                                  BLACKROCK
                              VALUE OPPORTUNITIES
                                V.I. FUND --
                              CLASS III SHARES
                              ------------------

                              ------------------
                                2012      2011
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (6,205)   (7,352)
   Net realized gain
     (loss) on
     investments.............  (5,877)  (54,364)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  68,392    46,450
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  56,310   (15,266)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     165       495
   Death benefits............      --        --
   Surrenders................ (28,636)  (97,255)
   Administrative
     expenses................  (2,451)   (2,540)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (16,679)   19,088
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (47,601)  (80,212)
                              -------   -------
Increase (decrease) in
  net assets.................   8,709   (95,478)
Net assets at beginning
  of year.................... 489,958   585,436
                              -------   -------
Net assets at end of year.... 498,667   489,958
                              =======   =======
Change in units (note 5):
   Units purchased...........   2,456     6,617
   Units redeemed............  (6,408)  (12,384)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (3,952)   (5,767)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                COLUMBIA FUNDS VARIABLE INSURANCE TRUST I    DWS VARIABLE SERIES I
                              ---------------------------------------------  --------------------
                                                        COLUMBIA VARIABLE
                                                      PORTFOLIO -- MARSICO
                                COLUMBIA VARIABLE         INTERNATIONAL           DWS CAPITAL
                               PORTFOLIO -- MARSICO       OPPORTUNITIES             GROWTH
                                  GROWTH FUND --             FUND --                VIP --
                                     CLASS 1                 CLASS 2            CLASS B SHARES
                              ---------------------  ----------------------  --------------------
                                                                                      PERIOD FROM
                                              YEAR ENDED DECEMBER 31,                 APRIL 29 TO
                              ------------------------------------------------------  DECEMBER 31,
                                 2012        2011       2012        2011       2012       2011
-                             ----------  ---------  ----------  ----------  -------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (23,597)   (43,008)    (48,033)    (66,613)    (775)      (881)
   Net realized gain
     (loss) on
     investments.............    241,482    208,870     (62,564)    (14,396)   1,915       (559)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     91,719   (291,470)  1,134,404  (1,314,619)  11,129     (9,023)
   Capital gain
     distribution............         --         --          --          --       --         --
                              ----------  ---------  ----------  ----------  -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........    309,604   (125,608)  1,023,807  (1,395,628)  12,269    (10,463)
                              ----------  ---------  ----------  ----------  -------    -------
From capital
  transactions (note 4):
   Net premiums..............     55,752      8,917      86,148      54,274       --         --
   Death benefits............         --     (4,544)    (51,168)     (3,529)      --         --
   Surrenders................   (565,321)  (584,627)   (852,121)   (701,722) (34,100)    (3,375)
   Administrative
     expenses................    (10,798)   (12,995)    (31,909)    (31,601)     (85)       (51)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (273,902)  (167,303)   (308,038)    146,758     (480)    97,934
                              ----------  ---------  ----------  ----------  -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (794,269)  (760,552) (1,157,088)   (535,820) (34,665)    94,508
                              ----------  ---------  ----------  ----------  -------    -------
Increase (decrease) in
  net assets.................   (484,665)  (886,160)   (133,281) (1,931,448) (22,396)    84,045
Net assets at beginning
  of year....................  2,894,923  3,781,083   6,759,020   8,690,468   84,045         --
                              ----------  ---------  ----------  ----------  -------    -------
Net assets at end of year.... $2,410,258  2,894,923   6,625,739   6,759,020   61,649     84,045
                              ==========  =========  ==========  ==========  =======    =======
Change in units (note 5):
   Units purchased...........     16,097     26,580      77,452     140,137       42     10,226
   Units redeemed............    (73,352)   (80,467)   (164,211)   (144,391)  (3,439)      (670)
                              ----------  ---------  ----------  ----------  -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,255)   (53,887)    (86,759)     (4,254)  (3,397)     9,556
                              ==========  =========  ==========  ==========  =======    =======

                                       DWS VARIABLE SERIES II
                              ----------------------------------------


                                  DWS DREMAN            DWS LARGE
                                 SMALL MID CAP          CAP VALUE
                                 VALUE VIP --            VIP --
                                CLASS B SHARES       CLASS B SHARES
                              ------------------  --------------------
                                                           PERIOD FROM
                                YEAR ENDED DECEMBER 31,    APRIL 29 TO
                              ---------------------------  DECEMBER 31,
                                2012      2011      2012       2011
-                             --------  --------  -------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (5,802)   (7,913)     159     (4,778)
   Net realized gain
     (loss) on
     investments.............  (21,387)  (26,186)  (3,456)    (3,494)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  108,363   (39,570)  34,480    (35,234)
   Capital gain
     distribution............       --        --       --         --
                              --------  --------  -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........   81,174   (73,669)  31,183    (43,506)
                              --------  --------  -------    -------
From capital
  transactions (note 4):
   Net premiums..............      284       298       --         --
   Death benefits............       --        --       --         --
   Surrenders................ (106,529)  (41,396) (75,610)   (16,569)
   Administrative
     expenses................     (516)     (607)    (530)      (380)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (20,510)  (32,306) (11,307)   498,953
                              --------  --------  -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (127,271)  (74,011) (87,447)   482,004
                              --------  --------  -------    -------
Increase (decrease) in
  net assets.................  (46,097) (147,680) (56,264)   438,498
Net assets at beginning
  of year....................  769,212   916,892  438,498         --
                              --------  --------  -------    -------
Net assets at end of year....  723,115   769,212  382,234    438,498
                              ========  ========  =======    =======
Change in units (note 5):
   Units purchased...........      127       592      801     54,630
   Units redeemed............   (5,995)   (4,299)  (9,978)    (6,646)
                              --------  --------  -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,868)   (3,707)  (9,177)    47,984
                              ========  ========  =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                              EATON VANCE VARIABLE
                                                        DREYFUS                                       TRUST
                              ------------------------------------------------------------   ----------------------
                              DREYFUS INVESTMENT                        THE DREYFUS SOCIALLY
                              PORTFOLIOS MIDCAP    DREYFUS VARIABLE     RESPONSIBLE GROWTH
                              STOCK PORTFOLIO --  INVESTMENT FUND --      FUND, INC. --         VT FLOATING-RATE
                                INITIAL SHARES   MONEY MARKET PORTFOLIO   INITIAL SHARES           INCOME FUND
                              -----------------  --------------------   -------------------  ----------------------
                                                                     YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2012      2011      2012        2011      2012       2011       2012        2011
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,056)  (1,146)   (18,536)    (22,027)     (460)   (1,975)     278,182     163,177
   Net realized gain
     (loss) on
     investments.............    1,408     (373)        --          --    55,660    11,476       11,983      38,379
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   15,706      828         --          --   (32,325)   (9,797)      98,199    (129,946)
   Capital gain
     distribution............       --       --         --          --        --        --      138,548          --
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   16,058     (691)   (18,536)    (22,027)   22,875      (296)     526,912      71,610
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      187      317    936,000      58,870     1,000        --       58,947       7,302
   Death benefits............       --       --   (308,504)   (705,067)       --        --       (9,907)   (501,486)
   Surrenders................  (18,365) (11,097)  (508,487)   (179,848) (200,684)  (31,998)  (1,532,218) (1,553,045)
   Administrative
     expenses................     (155)    (152)    (1,528)     (1,453)     (421)     (431)     (47,484)     (5,686)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     (724) (25,759)  (531,180)    778,993   (13,352)      (98)   6,815,669    (109,772)
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (19,057) (36,691)  (413,699)    (48,505) (213,457)  (32,527)   5,285,007  (2,162,687)
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
Increase (decrease) in
  net assets.................   (2,999) (37,382)  (432,235)    (70,532) (190,582)  (32,823)   5,811,919  (2,091,077)
Net assets at beginning
  of year....................   97,885  135,267  1,372,053   1,442,585   281,233   314,056    5,156,430   7,247,507
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
Net assets at end of year.... $ 94,886   97,885    939,818   1,372,053    90,651   281,233   10,968,349   5,156,430
                              ========  =======  =========   =========  ========   =======   ==========  ==========
Change in units (note 5):
   Units purchased...........       52      407    140,463     128,199       151     1,196      679,673      57,441
   Units redeemed............   (1,148)  (2,674)  (181,553)   (133,182)  (20,259)   (4,510)    (204,158)   (238,456)
                              --------  -------  ---------   ---------  --------   -------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,096)  (2,267)   (41,090)     (4,983)  (20,108)   (3,314)     475,515    (181,015)
                              ========  =======  =========   =========  ========   =======   ==========  ==========

                              FEDERATED INSURANCE
                                   SERIES
                              ------------------
                              FEDERATED CAPITAL
                                APPRECIATION
                                 FUND II --
                               PRIMARY SHARES
                              ------------------

                              ------------------
                                2012      2011
                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (504)     (558)
   Net realized gain
     (loss) on
     investments.............     149     1,699
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   1,449    (6,329)
   Capital gain
     distribution............   3,771        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   4,865    (5,188)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............     342       355
   Death benefits............      --   (11,388)
   Surrenders................ (15,999)  (15,413)
   Administrative
     expenses................     (71)      (72)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     210       722
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (15,518)  (25,796)
                              -------   -------
Increase (decrease) in
  net assets................. (10,653)  (30,984)
Net assets at beginning
  of year....................  64,583    95,567
                              -------   -------
Net assets at end of year....  53,930    64,583
                              =======   =======
Change in units (note 5):
   Units purchased...........      54        67
   Units redeemed............  (1,540)   (2,521)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,486)   (2,454)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                                   FEDERATED INSURANCE SERIES (CONTINUED)
                              ---------------------------------------------------------------------------------
                               FEDERATED HIGH
                                INCOME BOND    FEDERATED HIGH INCOME    FEDERATED KAUFMANN
                                 FUND II --       BOND FUND II --           FUND II --        FEDERATED MANAGED
                               PRIMARY SHARES      SERVICE SHARES         SERVICE SHARES      VOLATILITY FUND II
                              ---------------  ---------------------  ----------------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                               2012     2011      2012       2011        2012        2011      2012      2011
-                             ------  -------  ---------  ----------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  196    1,988    215,534     333,796     (36,048)    (70,021)  1,558     2,972
   Net realized gain
     (loss) on
     investments.............     (7)    (875)     5,164       1,495     804,394     272,409  (1,452)   (5,872)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    198     (268)   206,718    (185,496)    (37,205) (1,480,159)  4,594     6,706
   Capital gain
     distribution............     --       --         --          --          --          --   5,799        --
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    387      845    427,416     149,795     731,141  (1,277,771) 10,499     3,806
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
From capital
  transactions (note 4):
   Net premiums..............     --       90        740       6,611       1,563     149,616      --       180
   Death benefits............     --  (14,105)        --     (13,974)         --      (5,640)     --        --
   Surrenders................   (152)  (9,424)  (768,942) (1,324,934)   (426,617)   (781,506) (8,221)  (41,150)
   Administrative
     expenses................    (30)     (30)    (5,928)     (7,042)     (6,393)    (47,052)    (92)     (115)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (14)      90    (75,798)   (376,781) (6,441,793)    322,292     175       154
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (196) (23,379)  (849,928) (1,716,120) (6,873,240)   (362,290) (8,138)  (40,931)
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
Increase (decrease) in
  net assets.................    191  (22,534)  (422,512) (1,566,325) (6,142,099) (1,640,061)  2,361   (37,125)
Net assets at beginning
  of year....................  3,057   25,591  3,802,613   5,368,938   7,806,112   9,446,173  92,558   129,683
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
Net assets at end of year.... $3,248    3,057  3,380,101   3,802,613   1,664,013   7,806,112  94,919    92,558
                              ======  =======  =========  ==========  ==========  ==========  ======   =======
Change in units (note 5):
   Units purchased...........     --        6      1,267       8,872       6,035     186,673       8        54
   Units redeemed............    (11)  (1,411)   (46,424)   (108,042)   (782,597)   (183,004)   (699)   (3,737)
                              ------  -------  ---------  ----------  ----------  ----------  ------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (11)  (1,405)   (45,157)    (99,170)   (776,562)      3,669    (691)   (3,683)
                              ======  =======  =========  ==========  ==========  ==========  ======   =======

                              FIDELITY(R) VARIABLE
                              INSURANCE PRODUCTS
                                    FUND
                              --------------------

                                  VIP ASSET
                              MANAGER/SM /PORTFOLIO --
                                INITIAL CLASS
                              --------------------

                              ---------------------
                                2012          2011
-                              -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (565)        1,006
   Net realized gain
     (loss) on
     investments.............   2,184           (50)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  14,930        (8,565)
   Capital gain
     distribution............     785           834
                               -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........  17,334        (6,775)
                               -------       -------
From capital
  transactions (note 4):
   Net premiums..............   2,734            --
   Death benefits............      --            --
   Surrenders................ (12,695)         (251)
   Administrative
     expenses................    (100)         (115)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (65,695)          182
                               -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (75,756)         (184)
                               -------       -------
Increase (decrease) in
  net assets................. (58,422)       (6,959)
Net assets at beginning
  of year.................... 166,065       173,024
                               -------       -------
Net assets at end of year.... 107,643       166,065
                               =======       =======
Change in units (note 5):
   Units purchased...........     197            25
   Units redeemed............  (5,385)          (39)
                               -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,188)          (14)
                               =======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ---------------------------------------------------------------------------------------------

                                   VIP ASSET                VIP BALANCED        VIP CONTRAFUND(R)      VIP CONTRAFUND(R)
                              MANAGER/SM /PORTFOLIO --      PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2            SERVICE CLASS 2        INITIAL CLASS         SERVICE CLASS 2
                              -----------------------  ----------------------  -------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
                                 2012        2011         2012        2011       2012       2011       2012        2011
-                              ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (2,242)     (1,324)      (50,304)    (60,842)   (1,738)    (4,295)   (225,940)   (173,877)
   Net realized gain
     (loss) on
     investments.............    43,085      10,036       132,353     258,132     3,637     (7,890)    458,591    (362,486)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     1,103     (31,934)      721,143    (882,774)  126,242    (20,747)  4,516,264    (228,753)
   Capital gain
     distribution............     1,037       3,045       579,018      32,383        --         --          --          --
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    42,983     (20,177)    1,382,210    (653,101)  128,141    (32,932)  4,748,915    (765,116)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............        --          --        12,573      39,282        --         --     319,318      97,675
   Death benefits............        --          --        (9,884)         --        --    (12,898)    (58,880)    (22,055)
   Surrenders................  (396,789)    (79,357)     (742,022) (1,525,933) (110,340)  (104,158) (5,049,577) (4,688,710)
   Administrative
     expenses................      (758)       (952)      (52,322)    (53,023)     (930)    (1,002)   (244,180)    (61,015)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (92,783)   (140,051)     (395,853)   (126,625)  (89,750)   (13,685) 26,537,892    (574,472)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (490,330)   (220,360)   (1,187,508) (1,666,299) (201,020)  (131,743) 21,504,573  (5,248,577)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................  (447,347)   (240,537)      194,702  (2,319,400)  (72,879)  (164,675) 26,253,488  (6,013,693)
Net assets at beginning
  of year....................   586,938     827,475    11,289,161  13,608,561   893,551  1,058,226  17,701,912  23,715,605
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
Net assets at end of year.... $ 139,591     586,938    11,483,863  11,289,161   820,672    893,551  43,955,400  17,701,912
                               =========    ========   ==========  ==========  ========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........       524       1,711        41,378     109,762     1,269      1,204   3,123,997     150,773
   Units redeemed............   (40,727)    (18,558)     (147,353)   (254,248)  (11,853)    (8,528)   (734,312)   (482,553)
                               ---------    --------   ----------  ----------  --------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (40,203)    (16,847)     (105,975)   (144,486)  (10,584)    (7,324)  2,389,685    (331,780)
                               =========    ========   ==========  ==========  ========  =========  ==========  ==========

                              --------------------
                                 VIP DYNAMIC
                              CAPITAL APPRECIATION
                                PORTFOLIO --
                               SERVICE CLASS 2
                              -------------------

                              --------------------
                                2012       2011
-                              -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (3,024)    (4,905)
   Net realized gain
     (loss) on
     investments.............  (1,097)    (2,477)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  60,305     (6,512)
   Capital gain
     distribution............      --         --
                               -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  56,184    (13,894)
                               -------   -------
From capital
  transactions (note 4):
   Net premiums..............     104         --
   Death benefits............      --         --
   Surrenders................ (93,199)   (10,037)
   Administrative
     expenses................    (580)      (530)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  16,043     (4,473)
                               -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (77,632)   (15,040)
                               -------   -------
Increase (decrease) in
  net assets................. (21,448)   (28,934)
Net assets at beginning
  of year.................... 295,535    324,469
                               -------   -------
Net assets at end of year.... 274,087    295,535
                               =======   =======
Change in units (note 5):
   Units purchased...........   1,204        130
   Units redeemed............  (6,137)    (1,197)
                               -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,933)    (1,067)
                               =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              --------------------------------------------------------------------------------------

                               VIP EQUITY-INCOME      VIP EQUITY-INCOME    VIP GROWTH & INCOME  VIP GROWTH & INCOME
                                  PORTFOLIO --          PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                 INITIAL CLASS         SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2
                              -------------------  ----------------------  ------------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                 2012      2011       2012        2011       2012      2011       2012       2011
-                             ---------  --------  ----------  ----------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   4,295     3,836     224,876      26,393    1,486       768       2,903       (918)
   Net realized gain
     (loss) on
     investments.............   (15,335)  (20,439)     66,270     (84,671)   1,025    (1,157)     41,696     (6,643)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    42,289    18,531     630,808      29,402   29,397     1,119     139,508     10,725
   Capital gain
     distribution............    21,350        --   1,178,368          --       93        --         493         --
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    52,599     1,928   2,100,322     (28,876)  32,001       730     184,600      3,164
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       342       355     147,267      30,451       --        --         447        499
   Death benefits............        --   (10,230)    (22,764)    (19,928)      --        --          --       (859)
   Surrenders................  (130,282)  (88,814) (1,595,829)   (709,900) (21,228)  (19,751)   (298,382)  (308,526)
   Administrative
     expenses................      (259)     (264)   (104,095)     (5,904)    (212)     (247)     (2,968)    (2,587)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (21,524)  (28,995) 13,185,867    (269,917) (22,960)    1,009    (128,582)     9,773
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (151,723) (127,948) 11,610,446    (975,198) (44,400)  (18,989)   (429,485)  (301,700)
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................   (99,124) (126,020) 13,710,768  (1,004,074) (12,399)  (18,259)   (244,885)  (298,536)
Net assets at beginning
  of year....................   389,192   515,212   4,393,336   5,397,410  208,484   226,743   1,272,910  1,571,446
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
Net assets at end of year.... $ 290,068   389,192  18,104,104   4,393,336  196,085   208,484   1,028,025  1,272,910
                              =========  ========  ==========  ==========  =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........        25     1,236   1,740,978      35,049      172       108      11,356     13,119
   Units redeemed............   (11,114)  (11,153)   (347,434)   (125,407)  (3,804)   (1,775)    (49,698)   (39,151)
                              ---------  --------  ----------  ----------  -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,089)   (9,917)  1,393,544     (90,358)  (3,632)   (1,667)    (38,342)   (26,032)
                              =========  ========  ==========  ==========  =======   =======   =========  =========

                              -----------------
                                 VIP GROWTH
                                OPPORTUNITIES
                                PORTFOLIO --
                                INITIAL CLASS
                              ----------------

                              -----------------
                                2012     2011
-                             -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,299)  (1,760)
   Net realized gain
     (loss) on
     investments.............   3,652    1,226
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  19,478    2,848
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  21,831    2,314
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     342      355
   Death benefits............ (12,266) (10,576)
   Surrenders................  (4,976) (15,820)
   Administrative
     expenses................     (74)     (98)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (3,623)    (758)
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (20,597) (26,897)
                              -------  -------
Increase (decrease) in
  net assets.................   1,234  (24,583)
Net assets at beginning
  of year.................... 121,966  146,549
                              -------  -------
Net assets at end of year.... 123,200  121,966
                              =======  =======
Change in units (note 5):
   Units purchased...........      34       40
   Units redeemed............  (2,060)  (3,035)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,026)  (2,995)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ----------------------------------------------------------------------
                                VIP GROWTH                                              VIP GROWTH
                               OPPORTUNITIES     VIP GROWTH          VIP GROWTH            STOCK
                               PORTFOLIO --     PORTFOLIO --        PORTFOLIO --       PORTFOLIO --
                              SERVICE CLASS 2   INITIAL CLASS      SERVICE CLASS 2    SERVICE CLASS 2
                              --------------- ----------------  --------------------  ---------------
                                PERIOD FROM                                             PERIOD FROM
                               JANUARY 27 TO          YEAR ENDED DECEMBER 31,          JANUARY 27 TO
                               DECEMBER 31,   --------------------------------------   DECEMBER 31,
                                   2012         2012     2011      2012       2011         2012
                              --------------- -------  -------  ---------  ---------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  (57,116)    (3,079)  (4,593)   (11,837)   (17,422)      (60,430)
   Net realized gain
     (loss) on
     investments.............       57,645      4,798   (6,604)    63,835     58,554        80,551
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      288,651     48,157    5,794     70,832    (59,941)      523,234
   Capital gain
     distribution............           --         --    1,507         --      4,168            --
                                ----------    -------  -------  ---------  ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      289,180     49,876   (3,896)   122,830    (14,641)      543,355
                                ----------    -------  -------  ---------  ---------     ---------
From capital
  transactions (note 4):
   Net premiums..............       33,029         --       --      2,086     17,251        55,486
   Death benefits............       (2,796)    (1,468)      55     (7,098)      (955)       (3,968)
   Surrenders................     (220,633)   (74,741) (59,450)  (179,404)  (222,139)     (412,947)
   Administrative
     expenses................      (25,363)      (406)    (507)    (1,079)      (877)      (41,843)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    3,850,732     (2,012) (22,484)    58,948    (96,518)    6,142,954
                                ----------    -------  -------  ---------  ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    3,634,969    (78,627) (82,386)  (126,547)  (303,238)    5,739,682
                                ----------    -------  -------  ---------  ---------     ---------
Increase (decrease) in
  net assets.................    3,924,149    (28,751) (86,282)    (3,717)  (317,879)    6,283,037
Net assets at beginning
  of year....................           --    372,782  459,064  1,000,840  1,318,719            --
                                ----------    -------  -------  ---------  ---------     ---------
Net assets at end of year....   $3,924,149    344,031  372,782    997,123  1,000,840     6,283,037
                                ==========    =======  =======  =========  =========     =========
Change in units (note 5):
   Units purchased...........      441,013        294      822     14,017      6,903       692,034
   Units redeemed............      (74,407)    (6,594)  (8,248)   (27,244)   (40,257)     (113,533)
                                ----------    -------  -------  ---------  ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      366,606     (6,300)  (7,426)   (13,227)   (33,354)      578,501
                                ==========    =======  =======  =========  =========     =========

                              ----------------------------------------------

                                  VIP INVESTMENT            VIP MID CAP
                              GRADE BOND PORTFOLIO --      PORTFOLIO --
                                 SERVICE CLASS 2          SERVICE CLASS 2
                              ---------------------   ----------------------

                                         YEAR ENDED DECEMBER 31,
                              ---------------------------------------------
                                 2012         2011       2012        2011
                              ----------   ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    111,310      25,790    (230,305)   (133,809)
   Net realized gain
     (loss) on
     investments.............     83,665      14,930     218,889     266,892
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (84,433)     12,133      80,733  (1,198,869)
   Capital gain
     distribution............    586,400      50,994   1,509,970      13,440
                              ----------   ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    696,942     103,847   1,579,287  (1,052,346)
                              ----------   ---------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    166,748       6,278     119,295      27,648
   Death benefits............    (31,657)         --     (40,804)     (6,030)
   Surrenders................ (1,483,633)   (255,124) (1,932,824) (1,766,076)
   Administrative
     expenses................   (151,525)    (17,306)    (95,535)    (14,205)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 20,663,081       2,300  12,366,321    (693,641)
                              ----------   ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 19,163,014    (263,852) 10,416,453  (2,452,304)
                              ----------   ---------  ----------  ----------
Increase (decrease) in
  net assets................. 19,859,956    (160,005) 11,995,740  (3,504,650)
Net assets at beginning
  of year....................  1,844,068   2,004,073   6,907,325  10,411,975
                              ----------   ---------  ----------  ----------
Net assets at end of year.... 21,704,024   1,844,068  18,903,065   6,907,325
                              ==========   =========  ==========  ==========
Change in units (note 5):
   Units purchased...........  1,902,143      35,704   1,276,802      25,941
   Units redeemed............   (325,093)    (57,695)   (230,039)   (134,998)
                              ----------   ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,577,050     (21,991)  1,046,763    (109,057)
                              ==========   =========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                           (CONTINUED)
                              -------------------------------------------

                                 VIP OVERSEAS        VIP VALUE STRATEGIES
                                 PORTFOLIO --           PORTFOLIO --
                                INITIAL CLASS         SERVICE CLASS 2
                              ---------------------  --------------------
                                                                       YEA
                              --------------------------------------------
                                2012        2011       2012        2011
-                              --------    -------    --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    971         26      (2,951)    (2,739)
   Net realized gain
     (loss) on
     investments.............   (5,149)    (1,081)    (16,562)    (7,378)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   33,626    (36,157)     74,394    (25,001)
   Capital gain
     distribution............      570        363          --         --
                               --------    -------    --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   30,018    (36,849)     54,881    (35,118)
                               --------    -------    --------   -------
From capital
  transactions (note 4):
   Net premiums..............       --         --       3,835         --
   Death benefits............       --         --          --     (7,631)
   Surrenders................   (6,739)    (3,533)    (99,073)   (16,542)
   Administrative
     expenses................      (89)      (116)       (541)      (651)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,074)      (275)    (16,515)   (14,192)
                               --------    -------    --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (15,902)    (3,924)   (112,294)   (39,016)
                               --------    -------    --------   -------
Increase (decrease) in
  net assets.................   14,116    (40,773)    (57,413)   (74,134)
Net assets at beginning
  of year....................  162,647    203,420     293,833    367,967
                               --------    -------    --------   -------
Net assets at end of year.... $176,763    162,647     236,420    293,833
                               ========    =======    ========   =======
Change in units (note 5):
   Units purchased...........      860         80         807      1,074
   Units redeemed............   (2,230)      (419)    (10,290)    (4,200)
                               --------    -------    --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,370)      (339)     (9,483)    (3,126)
                               ========    =======    ========   =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------------------------------------------------------------
                                                         FRANKLIN LARGE      FRANKLIN TEMPLETON
                                   FRANKLIN INCOME         CAP GROWTH        VIP FOUNDING FUNDS
                                 SECURITIES FUND --     SECURITIES FUND --   ALLOCATION FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                              ------------------------  ----------------   ----------------------
                              R ENDED DECEMBER 31,
                              -------------------------------------------------------------------
                                  2012         2011       2012      2011      2012        2011
-                             -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   4,170,328    3,825,239   (3,399)   (4,134)    181,829    (325,945)
   Net realized gain
     (loss) on
     investments.............    (701,985)    (932,333)   3,467    (9,253)     53,304     (25,588)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   5,773,884   (2,397,759)  45,137    (7,888)  1,953,844    (216,129)
   Capital gain
     distribution............          --           --       --        --          --          --
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   9,242,227      495,147   45,205   (21,275)  2,188,977    (567,662)
                              -----------  -----------  -------   -------  ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     413,896      740,349      894     1,121     187,983      26,568
   Death benefits............     (39,630)      (2,114)      --        --     (87,978)         --
   Surrenders................ (10,009,114)  (7,033,436) (37,803)  (35,420) (1,075,006)   (776,866)
   Administrative
     expenses................    (317,242)    (319,370)    (377)     (372)   (125,268)   (124,696)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (1,364,164)  (4,422,413) (14,535)    5,671    (607,668)   (695,535)
                              -----------  -----------  -------   -------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (11,316,254) (11,036,984) (51,821)  (29,000) (1,707,937) (1,570,529)
                              -----------  -----------  -------   -------  ----------  ----------
Increase (decrease) in
  net assets.................  (2,074,027) (10,541,837)  (6,616)  (50,275)    481,040  (2,138,191)
Net assets at beginning
  of year....................  93,663,967  104,205,804  440,450   490,725  17,193,284  19,331,475
                              -----------  -----------  -------   -------  ----------  ----------
Net assets at end of year....  91,589,940   93,663,967  433,834   440,450  17,674,324  17,193,284
                              ===========  ===========  =======   =======  ==========  ==========
Change in units (note 5):
   Units purchased...........     323,266      365,138      235     8,162      66,736      78,478
   Units redeemed............  (1,259,700)  (1,332,816)  (3,922)  (10,863)   (258,205)   (259,083)
                              -----------  -----------  -------   -------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (936,434)    (967,678)  (3,687)   (2,701)   (191,469)   (180,605)
                              ===========  ===========  =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              ----------------------------------------------------------------  ------------------
                                                          TEMPLETON             TEMPLETON          TEMPLETON
                                   MUTUAL SHARES           FOREIGN               FOREIGN          GLOBAL BOND
                                 SECURITIES FUND --    SECURITIES FUND --  SECURITIES FUND --   SECURITIES FUND --
                                   CLASS 2 SHARES      CLASS 1 SHARES        CLASS 2 SHARES     CLASS 1 SHARES
                              -----------------------  -----------------  --------------------  -----------------
                                                                    YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
                                  2012        2011      2012      2011       2012       2011     2012      2011
-                             -----------  ----------   ------   ------   ---------  ---------   ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     8,168      79,349     721       208      39,641      2,022   3,000     2,728
   Net realized gain
     (loss) on
     investments.............     841,560     165,020    (518)     (126)    (31,536)   (21,571)  1,703       169
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (138,805)   (518,957)  6,045    (4,873)    420,235   (330,669)  3,330    (4,577)
   Capital gain
     distribution............          --          --      --        --          --         --      94       409
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     710,923    (274,588)  6,248    (4,791)    428,340   (350,218)  8,127    (1,271)
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
From capital
  transactions (note 4):
   Net premiums..............       3,874      83,336      --        --       3,483      4,446      --        --
   Death benefits............     (17,339)    (22,960)     --        --          --    (18,994)     --        --
   Surrenders................    (747,509)   (821,427) (6,117)   (1,128)   (255,428)  (169,202) (6,655)     (129)
   Administrative
     expenses................     (12,047)    (53,729)    (53)      (57)     (1,466)    (1,586)    (50)      (51)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (6,329,173)   (252,825)    680     1,730     361,045    (26,717) (1,730)    1,502
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (7,102,194) (1,067,605) (5,490)      545     107,634   (212,053) (8,435)    1,322
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
Increase (decrease) in
  net assets.................  (6,391,271) (1,342,193)    758    (4,246)    535,974   (562,271)   (308)       51
Net assets at beginning
  of year....................  10,529,854  11,872,047  36,825    41,071   2,512,712  3,074,983  63,320    63,269
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
Net assets at end of year.... $ 4,138,583  10,529,854  37,583    36,825   3,048,686  2,512,712  63,012    63,320
                              ===========  ==========   ======   ======   =========  =========   ======   ======
Change in units (note 5):
   Units purchased...........      10,588      98,305     172       155      58,838     17,014     281       101
   Units redeemed............    (787,215)   (197,824)   (579)     (107)    (37,129)   (28,677)   (769)      (20)
                              -----------  ----------   ------   ------   ---------  ---------   ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (776,627)    (99,519)   (407)       48      21,709    (11,663)   (488)       81
                              ===========  ==========   ======   ======   =========  =========   ======   ======

                              ----------------------

                                TEMPLETON GROWTH
                               SECURITIES FUND --
                                 CLASS 2 SHARES
                              --------------------

                              ---------------------
                                 2012       2011
-                             ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    10,091     (7,328)
   Net realized gain
     (loss) on
     investments.............   (49,657)   (30,116)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   456,457   (153,813)
   Capital gain
     distribution............        --         --
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   416,891   (191,257)
                              ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............     4,027      7,055
   Death benefits............        --    (11,582)
   Surrenders................  (333,798)  (216,027)
   Administrative
     expenses................    (7,425)    (7,615)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    90,274    (26,497)
                              ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (246,922)  (254,666)
                              ---------  ---------
Increase (decrease) in
  net assets.................   169,969   (445,923)
Net assets at beginning
  of year.................... 2,242,644  2,688,567
                              ---------  ---------
Net assets at end of year.... 2,412,613  2,242,644
                              =========  =========
Change in units (note 5):
   Units purchased...........    37,084     26,110
   Units redeemed............   (64,754)   (53,754)
                              ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (27,670)   (27,644)
                              =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              GE INVESTMENTS FUNDS, INC.
                              ------------------------------------------------------------------------------------------------
                                    CORE VALUE                                   INTERNATIONAL
                                  EQUITY FUND --        INCOME FUND --          EQUITY FUND --        MID-CAP EQUITY FUND --
                                  CLASS 1 SHARES        CLASS 1 SHARES          CLASS 1 SHARES            CLASS 1 SHARES
                              ---------------------  --------------------  ------------------------  ------------------------
                                                                           PERIOD FROM               PERIOD FROM
                                        YEAR ENDED DECEMBER 31,            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                              -------------------------------------------   APRIL 30,   DECEMBER 31,  AUGUST 3,   DECEMBER 31,
                                 2012        2011       2012       2011        2012         2011         2012         2011
-                             ----------  ---------  ---------  ---------  ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (4,037)    (9,295)    11,083     44,672       (277)        (458)       (20,318)    (35,648)
   Net realized gain
     (loss) on
     investments.............     11,211      6,706        669    (11,833)   (47,347)     (13,799)        98,329      51,766
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    113,578    (29,903)    57,805     71,753     52,032        1,728         90,748    (407,811)
   Capital gain
     distribution............         --         --         --         --         --           --             --     157,640
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    120,752    (32,492)    69,557    104,592      4,408      (12,529)       168,759    (234,053)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............      1,789      4,412      2,789     15,685         --           --            655      10,114
   Death benefits............         --         --    (29,665)        --         --           --             --          --
   Surrenders................    (89,065)  (188,163)  (211,517)  (288,558)      (906)      (5,718)      (223,923)   (339,074)
   Administrative
     expenses................     (3,014)    (2,975)    (4,469)    (4,500)       (18)         (39)        (1,783)     (3,446)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (11,458)   (75,745)   (17,508)   (74,015)   (58,927)       5,093     (2,023,597)    (54,006)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (101,748)  (262,471)  (260,370)  (351,388)   (59,851)        (664)    (2,248,648)   (386,412)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
Increase (decrease) in
  net assets.................     19,004   (294,963)  (190,813)  (246,796)   (55,443)     (13,193)    (2,079,889)   (620,465)
Net assets at beginning
  of year....................  1,073,454  1,368,417  1,807,200  2,053,996     55,443       68,636      2,079,889   2,700,354
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
Net assets at end of year.... $1,092,458  1,073,454  1,616,387  1,807,200         --       55,443             --   2,079,889
                              ==========  =========  =========  =========    =======      =======     ==========   =========
Change in units (note 5):
   Units purchased...........      2,169      3,014      5,233      8,650          5        1,266          1,737       7,874
   Units redeemed............    (10,664)   (25,283)   (24,690)   (36,583)    (5,862)      (1,344)      (143,708)    (30,649)
                              ----------  ---------  ---------  ---------    -------      -------     ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,495)   (22,269)   (19,457)   (27,933)    (5,857)         (78)      (141,971)    (22,775)
                              ==========  =========  =========  =========    =======      =======     ==========   =========

                              -------------------------


                                  MONEY MARKET FUND
                              ------------------------
                              PERIOD FROM
                              JANUARY 1 TO  YEAR ENDED
                               AUGUST 3,   DECEMBER 31,
                                  2012         2011
-                             ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (107,468)    (213,300)
   Net realized gain
     (loss) on
     investments.............          --           --
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........          --           --
   Capital gain
     distribution............          --           --
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (107,468)    (213,300)
                              -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............      57,448      418,074
   Death benefits............  (5,803,150) (13,949,135)
   Surrenders................  (3,143,283)  (6,763,701)
   Administrative
     expenses................     (11,449)     (25,777)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (3,559,961)  15,588,032
                              -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (12,460,395)  (4,732,507)
                              -----------  -----------
Increase (decrease) in
  net assets................. (12,567,863)  (4,945,807)
Net assets at beginning
  of year....................  12,567,863   17,513,670
                              -----------  -----------
Net assets at end of year....          --   12,567,863
                              ===========  ===========
Change in units (note 5):
   Units purchased...........   4,074,654   13,201,315
   Units redeemed............ (13,481,901) (16,766,929)
                              -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (9,407,247)  (3,565,614)
                              ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ----------------------------------------------------------------------------------------
                                 PREMIER GROWTH         REAL ESTATE                                    SMALL-CAP
                                 EQUITY FUND --     SECURITIES FUND --         S&P 500(R)           EQUITY FUND --
                                 CLASS 1 SHARES       CLASS 1 SHARES           INDEX FUND           CLASS 1 SHARES
                              -------------------  --------------------  ----------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                2012       2011       2012       2011       2012        2011        2012       2011
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (6,306)   (13,538)    13,139    (18,765)     45,209      11,125    (35,708)   (40,752)
   Net realized gain
     (loss) on
     investments.............   12,521     13,193    253,625    176,787     437,211     306,429    103,173     48,894
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  148,399     (6,342)   368,272    244,888   1,045,458    (290,286)    18,686     44,079
   Capital gain
     distribution............       --         --         --         --          --          --    190,353         --
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  154,614     (6,687)   635,036    402,910   1,527,878      27,268    276,504     52,221
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............      342        355     24,811     34,852      92,242      31,878        405     18,069
   Death benefits............       --      3,774    (10,953)    (2,199)   (201,455)   (253,079)         7         --
   Surrenders................  (47,425)  (158,274)  (597,959)  (493,628) (2,682,738) (3,887,443)  (529,248)  (291,591)
   Administrative
     expenses................     (959)      (994)   (21,314)   (19,389)    (18,297)    (23,215)    (2,741)    (2,619)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (9,334)   (31,122)   323,139   (312,586)    318,392     104,679    (64,180)  (171,984)
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (57,376)  (186,261)  (282,276)  (792,950) (2,491,856) (4,027,180)  (595,757)  (448,125)
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   97,238   (192,948)   352,760   (390,040)   (963,978) (3,999,912)  (319,253)  (395,904)
Net assets at beginning
  of year....................  827,124  1,020,072  4,474,818  4,864,858  11,920,831  15,920,743  2,412,848  2,808,752
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $924,362    827,124  4,827,578  4,474,818  10,956,853  11,920,831  2,093,595  2,412,848
                              ========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........      310      1,182     64,038     45,250      73,591     105,968      6,660      5,421
   Units redeemed............   (5,172)   (18,974)   (78,755)   (97,505)   (293,493)   (490,818)   (43,153)   (34,929)
                              --------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,862)   (17,792)   (14,717)   (52,255)   (219,902)   (384,850)   (36,493)   (29,508)
                              ========  =========  =========  =========  ==========  ==========  =========  =========

                              -----------------------

                               TOTAL RETURN FUND --
                                  CLASS 1 SHARES
                              ----------------------

                              -----------------------
                                 2012        2011
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    (16,490)      1,685
   Net realized gain
     (loss) on
     investments.............    153,809      44,511
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  1,305,200    (755,448)
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  1,442,519    (709,252)
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............    474,865     478,658
   Death benefits............        719       2,237
   Surrenders................ (3,484,309) (1,902,416)
   Administrative
     expenses................    (10,928)    (14,167)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    160,046    (260,698)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,859,607) (1,696,386)
                              ----------  ----------
Increase (decrease) in
  net assets................. (1,417,088) (2,405,638)
Net assets at beginning
  of year.................... 14,654,552  17,060,190
                              ----------  ----------
Net assets at end of year.... 13,237,464  14,654,552
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     62,821      76,350
   Units redeemed............   (293,284)   (212,319)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (230,463)   (135,969)
                              ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ----------------------------------------------

                                TOTAL RETURN FUND --    U.S. EQUITY FUND --
                                   CLASS 3 SHARES          CLASS 1 SHARES
                             -------------------------  -------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                 2012          2011       2012       2011
-                            ------------  -----------  --------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (733,002)    (581,854)   (3,198)    (7,616)
 Net realized gain
   (loss) on investments....      (39,132)    (641,192)   20,880        832
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   11,508,574   (4,597,273)   92,651    (29,172)
 Capital gain
   distribution.............           --           --        --         --
                             ------------  -----------  --------  ---------
    Increase (decrease)
     in net assets from
     operations.............   10,736,440   (5,820,319)  110,333    (35,956)
                             ------------  -----------  --------  ---------
From capital
 transactions (note 4):
 Net premiums...............      640,404    1,178,978       234      9,984
 Death benefits.............      (40,099)          --    (2,011)        --
 Surrenders.................   (7,576,541)  (6,524,150) (165,803)  (216,279)
 Administrative expenses....     (523,099)    (521,436)   (2,002)    (2,366)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,457,752)  (2,788,308)  (38,123)     3,519
                             ------------  -----------  --------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (9,957,087)  (8,654,916) (207,705)  (205,142)
                             ------------  -----------  --------  ---------
Increase (decrease) in
 net assets.................      779,353  (14,475,235)  (97,372)  (241,098)
Net assets at beginning
 of year....................  109,323,577  123,798,812   829,199  1,070,297
                             ------------  -----------  --------  ---------
Net assets at end of year... $110,102,930  109,323,577   731,827    829,199
                             ============  ===========  ========  =========
Change in units (note 5):
 Units purchased............      370,713      577,539     1,340      3,495
 Units redeemed.............   (1,385,371)  (1,471,257)  (20,003)   (21,256)
                             ------------  -----------  --------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,014,658)    (893,718)  (18,663)   (17,761)
                             ============  ===========  ========  =========

                                                   GENWORTH VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------------
                                 GENWORTH CALAMOS          GENWORTH DAVIS NY       GENWORTH EATON VANCE
                                  GROWTH FUND --            VENTURE FUND --       LARGE CAP VALUE FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
-                            ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (3,207)    (45,139)        (723)     (5,481)        (9,084)    (26,882)
 Net realized gain
   (loss) on investments....     153,385     157,103       82,869      25,853        498,728     126,404
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      (3,942)   (594,563)     (51,982)    (51,491)      (233,803)   (670,489)
 Capital gain
   distribution.............          --     279,537           --          --             --     112,527
                              ----------   ---------     --------     -------     ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............     146,236    (203,062)      30,164     (31,119)       255,841    (458,440)
                              ----------   ---------     --------     -------     ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............         776      27,449           --          --          1,563      73,599
 Death benefits.............          --      (2,018)          --          --             --      (5,643)
 Surrenders.................      (9,150)   (144,853)      (1,642)     (9,739)       (25,175)   (492,173)
 Administrative expenses....      (1,426)    (18,519)        (509)     (4,933)        (3,689)    (50,368)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,508,526)     37,955     (616,022)     74,361     (7,074,646)    190,228
                              ----------   ---------     --------     -------     ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,518,326)    (99,986)    (618,173)     59,689     (7,101,947)   (284,357)
                              ----------   ---------     --------     -------     ----------   ---------
Increase (decrease) in
 net assets.................  (2,372,090)   (303,048)    (588,009)     28,570     (6,846,106)   (742,797)
Net assets at beginning
 of year....................   2,372,090   2,675,138      588,009     559,439      6,846,106   7,588,903
                              ----------   ---------     --------     -------     ----------   ---------
Net assets at end of year...          --   2,372,090           --     588,009             --   6,846,106
                              ==========   =========     ========     =======     ==========   =========
Change in units (note 5):
 Units purchased............       3,105      55,842        1,888      24,836          1,298     123,043
 Units redeemed.............    (225,728)    (62,355)     (65,194)    (18,064)      (788,450)   (152,314)
                              ----------   ---------     --------     -------     ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (222,623)     (6,513)     (63,306)      6,772       (787,152)    (29,271)
                              ==========   =========     ========     =======     ==========   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                             -------------------------

                                     GENWORTH
                              ENHANCED INTERNATIONAL
                                   INDEX FUND --
                                  SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31,
                                 2012         2011
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  $    (542)         789
 Net realized gain
   (loss) on investments....    (34,149)       5,574
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     39,767      (87,564)
 Capital gain
   distribution.............         --           --
                              ---------     --------
    Increase (decrease)
     in net assets from
     operations.............      5,076      (81,201)
                              ---------     --------
From capital
 transactions (note 4):
 Net premiums...............         --           --
 Death benefits.............         --           --
 Surrenders.................       (329)    (119,833)
 Administrative expenses....       (230)      (2,973)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (458,884)      15,244
                              ---------     --------
    Increase (decrease)
     in net assets from
     capital transactions...   (459,443)    (107,562)
                              ---------     --------
Increase (decrease) in
 net assets.................   (454,367)    (188,763)
Net assets at beginning
 of year....................    454,367      643,130
                              ---------     --------
Net assets at end of year...  $      --      454,367
                              =========     ========
Change in units (note 5):
 Units purchased............        338        8,450
 Units redeemed.............    (49,021)     (18,662)
                              ---------     --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (48,683)     (10,212)
                              =========     ========

                                              GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------------------

                                 GENWORTH GOLDMAN         GENWORTH LEGG MASON
                                SACHS ENHANCED CORE     CLEARBRIDGE AGGRESSIVE        GENWORTH PIMCO
                                BOND INDEX FUND --          GROWTH FUND --          STOCKSPLUS FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (28,243)      51,011       (8,400)   (113,752)      (32,730)     205,851
 Net realized gain
   (loss) on investments....     (58,843)      30,744      438,433     170,230        17,025      426,829
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (193,131)     994,385       (8,978)   (393,707)    1,031,712   (2,359,512)
 Capital gain
   distribution.............          --           --           --     434,278            --    1,953,203
                             -----------   ----------   ----------   ---------   -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............    (280,217)   1,076,140      421,055      97,049     1,016,007      226,371
                             -----------   ----------   ----------   ---------   -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       7,820      260,903        1,563      68,496         6,251      273,984
 Death benefits.............          --      (22,924)          --      (5,958)           --      (23,397)
 Surrenders.................     (80,143)  (1,361,931)     (26,611)   (343,019)      (99,689)  (1,379,219)
 Administrative expenses....     (11,339)    (157,885)      (3,581)    (44,965)      (14,155)    (180,270)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (21,240,762)  (1,681,969)  (6,601,899)   (478,698)  (25,362,198)  (1,536,059)
                             -----------   ----------   ----------   ---------   -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (21,324,424)  (2,963,806)  (6,630,528)   (804,144)  (25,469,791)  (2,844,961)
                             -----------   ----------   ----------   ---------   -----------   ----------
Increase (decrease) in
 net assets................. (21,604,641)  (1,887,666)  (6,209,473)   (707,095)  (24,453,784)  (2,618,590)
Net assets at beginning
 of year....................  21,604,641   23,492,307    6,209,473   6,916,568    24,453,784   27,072,374
                             -----------   ----------   ----------   ---------   -----------   ----------
Net assets at end of year...          --   21,604,641           --   6,209,473            --   24,453,784
                             ===========   ==========   ==========   =========   ===========   ==========
Change in units (note 5):
 Units purchased............      41,605      389,555          551      80,498         1,425      243,019
 Units redeemed.............  (1,810,416)    (634,591)    (520,766)   (140,622)   (2,040,747)    (466,724)
                             -----------   ----------   ----------   ---------   -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,768,811)    (245,036)    (520,215)    (60,124)   (2,039,322)    (223,705)
                             ===========   ==========   ==========   =========   ===========   ==========

                             -------------------------
                                     GENWORTH
                                 PYRAMIS(R) SMALL/
                                      MID CAP
                                   CORE FUND --
                                  SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31,
                                 2012         2011
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (8,272)     (85,716)
 Net realized gain
   (loss) on investments....    (336,397)     318,242
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     684,007   (1,998,654)
 Capital gain
   distribution.............          --    1,273,434
                              ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............     339,338     (492,694)
                              ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       1,563       68,496
 Death benefits.............          --       (5,655)
 Surrenders.................     (25,042)    (443,226)
 Administrative expenses....      (3,632)     (44,963)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,446,490)     137,892
                              ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,473,601)    (287,456)
                              ----------   ----------
Increase (decrease) in
 net assets.................  (6,134,263)    (780,150)
Net assets at beginning
 of year....................   6,134,263    6,914,413
                              ----------   ----------
Net assets at end of year...          --    6,134,263
                              ==========   ==========
Change in units (note 5):
 Units purchased............       1,294      169,374
 Units redeemed.............    (650,181)    (185,923)
                              ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (648,887)     (16,549)
                              ==========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST                             JPMORGAN INSURANCE TRUST
                              ------------------------------------------------------  -------------------------------------------

                                GOLDMAN SACHS                          GOLDMAN SACHS   JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                  LARGE CAP                             MONEY MARKET     TRUST CORE BOND     TRUST EQUITY INDEX
                                VALUE FUND --         GOLDMAN SACHS       FUND --         PORTFOLIO --          PORTFOLIO --
                              INSTITUTIONAL SHARES MID CAP VALUE FUND  SERVICE SHARES        CLASS 1               CLASS 1
                              -------------------  ------------------  -------------- --------------------  --------------------
                                                                        PERIOD FROM
                                     YEAR ENDED DECEMBER 31,            AUGUST 3 TO                      YEAR ENDED DECEMBER 31,
                              ---------------------------------------   DECEMBER 31,  -------------------------------------------
                                2012       2011      2012      2011         2012         2012       2011       2012       2011
-                              --------   ------   --------  --------  -------------- ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (64)     (138)    (3,043)   (6,539)      (73,658)    142,566    222,505     (1,730)    (2,339)
   Net realized gain
     (loss) on
     investments.............     (166)     (151)    13,166    (6,374)           --      70,599     69,388     91,028     31,832
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   12,045    (7,019)    87,990   (48,161)           --     (41,459)    21,866    105,844    (28,217)
   Capital gain
     distribution............    2,042        --         --        --            --          --         --         --         --
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   13,857    (7,308)    98,113   (61,074)      (73,658)    171,706    313,759    195,142      1,276
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --        --        300     1,925           122       1,342     11,269         --      4,838
   Death benefits............       --        --    (10,030)       --    (2,534,233)         --   (101,300)        --    (47,141)
   Surrenders................   (6,644)   (1,782)  (177,198)  (65,743)   (1,499,349)   (770,228)  (478,790)   (88,348)  (101,051)
   Administrative
     expenses................      (33)      (36)      (521)     (617)       (9,321)     (3,808)    (4,099)      (883)    (1,240)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (4,369)       --    (43,271)  (80,021)   15,308,534      98,641   (246,510)  (494,468)   (37,639)
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (11,046)   (1,818)  (230,720) (144,456)   11,265,753    (674,053)  (819,430)  (583,699)  (182,233)
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    2,811    (9,126)  (132,607) (205,530)   11,192,095    (502,347)  (505,671)  (388,557)  (180,957)
Net assets at beginning
  of year....................   81,143    90,269    667,412   872,942            --   5,291,875  5,797,546  1,775,236  1,956,193
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
Net assets at end of year.... $ 83,954    81,143    534,805   667,412    11,192,095   4,789,528  5,291,875  1,386,679  1,775,236
                               ========   ======   ========  ========    ==========   =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........       --        --      1,050     3,886     1,818,087      49,722     69,159      6,676     27,281
   Units redeemed............     (985)     (162)   (14,997)  (14,548)     (691,647)   (100,200)  (132,998)   (66,376)   (46,908)
                               --------   ------   --------  --------    ----------   ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (985)     (162)   (13,947)  (10,662)    1,126,440     (50,478)   (63,839)   (59,700)   (19,627)
                               ========   ======   ========  ========    ==========   =========  =========  =========  =========

                              -------------------
                                  JPMORGAN
                                  INSURANCE
                              TRUST INTERNATIONAL
                              EQUITY PORTFOLIO --
                                   CLASS 1
                              ------------------


                              -------------------
                                2012      2011
-                             -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     679       337
   Net realized gain
     (loss) on
     investments.............   1,093     7,602
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  13,428   (25,145)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  15,200   (17,206)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (18,057)  (43,696)
   Administrative
     expenses................     (36)      (47)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      94       885
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (17,999)  (42,858)
                              -------   -------
Increase (decrease) in
  net assets.................  (2,799)  (60,064)
Net assets at beginning
  of year....................  96,251   156,315
                              -------   -------
Net assets at end of year....  93,452    96,251
                              =======   =======
Change in units (note 5):
   Units purchased...........      13       234
   Units redeemed............  (1,406)   (3,363)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (1,393)   (3,129)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           JPMORGAN INSURANCE TRUST (CONTINUED)
                              ----------------------------------------------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE JPMORGAN INSURANCE   JPMORGAN INSURANCE
                              TRUST INTREPID GROWTH TRUST INTREPID MID   TRUST MID CAP      TRUST MID CAP VALUE
                                 PORTFOLIO --       CAP PORTFOLIO --   GROWTH PORTFOLIO --     PORTFOLIO --
                                   CLASS 1               CLASS 1            CLASS 1               CLASS 1
                              --------------------  ----------------   ------------------  --------------------
                                                                 YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2012        2011      2012      2011     2012      2011       2012       2011
-                              --------   -------   -------   -------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (7,145)    (4,095)   (5,455)   (5,331)  (9,307)   (9,902)     (6,228)    (3,114)
   Net realized gain
     (loss) on
     investments.............   14,149     10,906    11,150    11,332   20,534    33,975     142,985    178,577
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   64,013     (3,637)   62,113   (17,269)  50,229   (57,153)     78,243   (166,454)
   Capital gain
     distribution............       --         --        --        --    5,771        --          --         --
                               --------   -------   -------   -------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   71,017      3,174    67,808   (11,268)  67,227   (33,080)    215,000      9,009
                               --------   -------   -------   -------  -------   -------   ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............       --      1,209        --     1,210       --     1,210         420        900
   Death benefits............       --    (11,622)       --   (11,162)      --   (10,699)         --     (6,213)
   Surrenders................  (31,689)   (23,953)  (29,956)  (23,872) (26,001)  (34,331)   (325,147)  (336,484)
   Administrative
     expenses................     (380)      (308)     (350)     (373)    (348)     (366)     (1,504)    (1,696)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  134,680    (13,214)  (14,263)    1,665   (9,712)  (16,890)    (45,564)  (114,801)
                               --------   -------   -------   -------  -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  102,611    (47,888)  (44,569)  (32,532) (36,061)  (61,076)   (371,795)  (458,294)
                               --------   -------   -------   -------  -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................  173,628    (44,714)   23,239   (43,800)  31,166   (94,156)   (156,795)  (449,285)
Net assets at beginning
  of year....................  436,700    481,414   492,952   536,752  472,089   566,245   1,350,992  1,800,277
                               --------   -------   -------   -------  -------   -------   ---------  ---------
Net assets at end of year.... $610,328    436,700   516,191   492,952  503,255   472,089   1,194,197  1,350,992
                               ========   =======   =======   =======  =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........   17,574      6,847     2,826     9,618    4,881    10,514         252      6,034
   Units redeemed............   (7,665)   (11,354)   (7,140)  (12,446)  (7,897)  (15,338)    (22,046)   (35,218)
                               --------   -------   -------   -------  -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    9,909     (4,507)   (4,314)   (2,828)  (3,016)   (4,824)    (21,794)   (29,184)
                               ========   =======   =======   =======  =======   =======   =========  =========

                              ----------------
                              JPMORGAN INSURANCE
                               TRUST SMALL CAP
                              CORE PORTFOLIO --
                                   CLASS 1
                              ----------------

                              ----------------
                                2012      2011
-                             -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (3,825)   (4,317)
   Net realized gain
     (loss) on
     investments.............  16,202    23,252
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  32,177   (34,220)
   Capital gain
     distribution............      --        --
                              -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  44,554   (15,285)
                              -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --        --
   Death benefits............      --        --
   Surrenders................ (33,821)  (54,090)
   Administrative
     expenses................    (219)     (214)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (4,094)   10,823
                              -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (38,134)  (43,481)
                              -------   -------
Increase (decrease) in
  net assets.................   6,420   (58,766)
Net assets at beginning
  of year.................... 266,632   325,398
                              -------   -------
Net assets at end of year.... 273,052   266,632
                              =======   =======
Change in units (note 5):
   Units purchased...........     255     1,382
   Units redeemed............  (2,557)   (3,911)
                              -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,302)   (2,529)
                              =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                JPMORGAN INSURANCE
                                TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                              ---------------------  ------------------------------------------------------------------
                                JPMORGAN INSURANCE
                                TRUST U.S. EQUITY                                                       ENTERPRISE
                                   PORTFOLIO --      BALANCED PORTFOLIO --  BALANCED PORTFOLIO --      PORTFOLIO --
                                     CLASS 1         INSTITUTIONAL SHARES      SERVICE SHARES      INSTITUTIONAL SHARES
                              ---------------------  --------------------  ----------------------  -------------------
                                                                        YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                                 2012        2011       2012       2011       2012        2011       2012       2011
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (6,572)   (13,888)    17,572     13,194      95,665      52,818   (10,472)   (12,392)
   Net realized gain
     (loss) on
     investments.............    103,428     29,868     13,006     33,968     158,485     141,761     1,768    (16,675)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    154,013    (89,128)    20,670   (106,219)    348,764  (1,005,012)  115,679     14,661
   Capital gain
     distribution............         --         --     91,373     69,229     940,734     739,635        --         --
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    250,869    (73,148)   142,621     10,172   1,543,648     (70,798)  106,975    (14,406)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
From capital
  transactions (note 4):
   Net premiums..............         --      4,838      2,734        360     198,205     262,777       342        445
   Death benefits............         --    (46,648)    (2,889)   (13,610)         --     (13,374)       --        134
   Surrenders................   (137,134)  (106,902)  (145,116)  (187,329) (2,185,760)   (985,514)  (87,787)  (295,055)
   Administrative
     expenses................     (1,086)    (1,419)    (1,080)    (1,184)    (77,722)    (75,915)     (874)    (1,079)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (508,499)    20,325     (3,205)   (52,228)    201,614     167,176   (13,744)   (21,663)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (646,719)  (129,806)  (149,556)  (253,991) (1,863,663)   (644,850) (102,063)  (317,218)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
Increase (decrease) in
  net assets.................   (395,850)  (202,954)    (6,935)  (243,819)   (320,015)   (715,648)    4,912   (331,624)
Net assets at beginning
  of year....................  1,951,969  2,154,923  1,235,857  1,479,676  14,118,397  14,834,045   716,847  1,048,471
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
Net assets at end of year.... $1,556,119  1,951,969  1,228,922  1,235,857  13,798,382  14,118,397   721,759    716,847
                              ==========  =========  =========  =========  ==========  ==========  ========  =========
Change in units (note 5):
   Units purchased...........      7,040     27,670        133        590      98,110      96,997        34        237
   Units redeemed............    (65,509)   (40,169)    (7,199)   (13,166)   (236,247)   (144,371)   (5,638)   (18,507)
                              ----------  ---------  ---------  ---------  ----------  ----------  --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (58,469)   (12,499)    (7,066)   (12,576)   (138,137)    (47,374)   (5,604)   (18,270)
                              ==========  =========  =========  =========  ==========  ==========  ========  =========


                              -----------------

                                 ENTERPRISE
                                PORTFOLIO --
                               SERVICE SHARES
                              ----------------

                              -----------------
                                2012     2011
                              -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,507)  (1,870)
   Net realized gain
     (loss) on
     investments.............   4,238   36,475
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  11,291  (34,824)
   Capital gain
     distribution............      --       --
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  14,022     (219)
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............     168      168
   Death benefits............      --    1,075
   Surrenders................  (1,791) (73,422)
   Administrative
     expenses................     (19)     (19)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (5,036)    (565)
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (6,678) (72,763)
                              -------  -------
Increase (decrease) in
  net assets.................   7,344  (72,982)
Net assets at beginning
  of year....................  92,855  165,837
                              -------  -------
Net assets at end of year.... 100,199   92,855
                              =======  =======
Change in units (note 5):
   Units purchased...........      13      690
   Units redeemed............    (494)  (5,083)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (481)  (4,393)
                              =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               JANUS ASPEN SERIES (CONTINUED)
                              ----------------------------------------------------------------------------------
                                FLEXIBLE BOND                                                  GLOBAL TECHNOLOGY
                                 PORTFOLIO --       FORTY PORTFOLIO --    FORTY PORTFOLIO --    PORTFOLIO --
                              INSTITUTIONAL SHARES INSTITUTIONAL SHARES     SERVICE SHARES     SERVICE SHARES
                              -------------------  -------------------  ---------------------  ----------------
                                                                   YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                2012       2011      2012       2011       2012       2011      2012     2011
-                             --------   -------   --------  ---------  ---------  ----------  ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    785     1,603     (6,429)   (11,169)   (98,577)   (116,917)   (158)    (174)
   Net realized gain
     (loss) on
     investments.............    1,618       664     57,354     85,471    340,228     192,565   1,016    1,149
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........      (48)   (2,823)   129,437   (152,973) 1,464,893    (765,312)    722   (1,910)
   Capital gain
     distribution............      869     4,126         --         --         --          --      --       --
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    3,224     3,570    180,362    (78,671) 1,706,544    (689,664)  1,580     (935)
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
From capital
  transactions (note 4):
   Net premiums..............       --        --         --         90     63,007      75,824      --       --
   Death benefits............       --        --         --         --     (3,489)     (2,109)     --       --
   Surrenders................  (33,770)  (15,243)  (141,487)  (394,394)  (846,658) (1,326,416) (2,739)  (2,272)
   Administrative
     expenses................      (43)      (45)      (758)      (824)   (54,900)    (48,898)    (10)     (14)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      (44)      346    (56,438)   (18,425)   453,118     926,544      16      896
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (33,857)  (14,942)  (198,683)  (413,553)  (388,922)   (375,055) (2,733)  (1,390)
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
Increase (decrease) in
  net assets.................  (30,633)  (11,372)   (18,321)  (492,224) 1,317,622  (1,064,719) (1,153)  (2,325)
Net assets at beginning
  of year....................   63,621    74,993    842,408  1,334,632  7,462,632   8,527,351  10,035   12,360
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
Net assets at end of year.... $ 32,988    63,621    824,087    842,408  8,780,254   7,462,632   8,882   10,035
                              ========   =======   ========  =========  =========  ==========  ======   ======
Change in units (note 5):
   Units purchased...........       --        19          4        460    168,310     198,669      --      120
   Units redeemed............   (1,718)     (822)   (10,017)   (23,270)  (185,851)   (225,621)   (222)    (249)
                              --------   -------   --------  ---------  ---------  ----------  ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,718)     (803)   (10,013)   (22,810)   (17,541)    (26,952)   (222)    (129)
                              ========   =======   ========  =========  =========  ==========  ======   ======

                              --------------------

                              JANUS PORTFOLIO --
                              INSTITUTIONAL SHARES
                              -------------------

                              --------------------
                                2012      2011
-                             -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (3,549)    (4,778)
   Net realized gain
     (loss) on
     investments.............  (3,240)   (31,212)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  64,350      8,086
   Capital gain
     distribution............   6,864         --
                              -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  64,425    (27,904)
                              -------   --------
From capital
  transactions (note 4):
   Net premiums..............     342        355
   Death benefits............  (9,431)        89
   Surrenders................ (41,518)  (242,986)
   Administrative
     expenses................    (403)      (441)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (9,105)    (9,104)
                              -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (60,115)  (252,087)
                              -------   --------
Increase (decrease) in
  net assets.................   4,310   (279,991)
Net assets at beginning
  of year.................... 390,651    670,642
                              -------   --------
Net assets at end of year.... 394,961    390,651
                              =======   ========
Change in units (note 5):
   Units purchased...........      34        376
   Units redeemed............  (5,127)   (23,077)
                              -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (5,093)   (22,701)
                              =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              JANUS ASPEN SERIES (CONTINUED)
                              -------------------------------------------------------------------------------------
                              JANUS PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- WORLDWIDE PORTFOLIO --
                               SERVICE SHARES    INSTITUTIONAL SHARES     SERVICE SHARES     INSTITUTIONAL SHARES
                              ----------------   --------------------  -------------------   ---------------------
                                                                  YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------
                                2012      2011     2012       2011       2012        2011      2012       2011
                              --------   ------  --------   --------   --------   ---------   -------    --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (804)    (984)   (2,425)    (5,062)    (4,303)     (8,826)  (2,409)     (5,203)
   Net realized gain
     (loss) on
     investments.............    4,944      711   (11,141)     7,695     63,033     123,462  (24,970)    (55,558)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    5,395   (6,017)   18,488   (212,073)   (43,183)   (392,239) 100,914     (17,293)
   Capital gain
     distribution............    1,054       --    34,917      5,267     44,496       7,148       --          --
                              --------   ------  --------   --------   --------   ---------   -------    --------
       Increase
         (decrease) in
         net assets from
         operations..........   10,589   (6,290)   39,839   (204,173)    60,043    (270,455)  73,535     (78,054)
                              --------   ------  --------   --------   --------   ---------   -------    --------
From capital
  transactions (note 4):
   Net premiums..............       --       --        --         --         --          --      342         445
   Death benefits............       --       --        --    (17,386)      (244)         --   (1,231)         40
   Surrenders................  (33,073)  (1,700)  (77,595)   (96,541)   (93,864)   (233,755) (66,039)   (205,262)
   Administrative
     expenses................      (15)     (19)     (354)      (500)      (171)       (255)    (362)       (449)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      251       82   (31,225)     3,515   (112,417)       (373) (13,299)    (13,887)
                              --------   ------  --------   --------   --------   ---------   -------    --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (32,837)  (1,637) (109,174)  (110,912)  (206,696)   (234,383) (80,589)   (219,113)
                              --------   ------  --------   --------   --------   ---------   -------    --------
Increase (decrease) in
  net assets.................  (22,248)  (7,927)  (69,335)  (315,085)  (146,653)   (504,838)  (7,054)   (297,167)
Net assets at beginning
  of year....................   83,732   91,659   355,311    670,396    529,295   1,034,133  429,218     726,385
                              --------   ------  --------   --------   --------   ---------   -------    --------
Net assets at end of year.... $ 61,484   83,732   285,976    355,311    382,642     529,295  422,164     429,218
                              ========   ======  ========   ========   ========   =========   =======    ========
Change in units (note 5):
   Units purchased...........      416        9       446        613         --          --      186         433
   Units redeemed............   (3,940)    (193)   (5,470)    (5,305)   (11,088)    (10,006)  (8,277)    (21,440)
                              --------   ------  --------   --------   --------   ---------   -------    --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,524)    (184)   (5,024)    (4,692)   (11,088)    (10,006)  (8,091)    (21,007)
                              ========   ======  ========   ========   ========   =========   =======    ========

                              --------------------
                              WORLDWIDE PORTFOLIO --
                               SERVICE SHARES
                              ---------------------

                              --------------------
                                2012        2011
                               -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  (1,316)     (2,268)
   Net realized gain
     (loss) on
     investments.............   3,405       8,833
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  27,330     (36,221)
   Capital gain
     distribution............      --          --
                               -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........  29,419     (29,656)
                               -------     -------
From capital
  transactions (note 4):
   Net premiums..............     168         168
   Death benefits............      --          --
   Surrenders................ (20,500)    (53,788)
   Administrative
     expenses................     (31)        (45)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (1,998)      3,723
                               -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (22,361)    (49,942)
                               -------     -------
Increase (decrease) in
  net assets.................   7,058     (79,598)
Net assets at beginning
  of year.................... 169,019     248,617
                               -------     -------
Net assets at end of year.... 176,077     169,019
                               =======     =======
Change in units (note 5):
   Units purchased...........   1,230         779
   Units redeemed............  (3,744)     (5,741)
                               -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,514)     (4,962)
                               =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              --------------------------------------------------------------------------------------
                                                                                       LEGG MASON
                                                    LEGG MASON       LEGG MASON        CLEARBRIDGE      LEGG MASON
                                  LEGG MASON        CLEARBRIDGE      CLEARBRIDGE        VARIABLE        CLEARBRIDGE
                                  CLEARBRIDGE     VARIABLE EQUITY  VARIABLE EQUITY     FUNDAMENTAL    VARIABLE LARGE
                              VARIABLE AGGRESSIVE INCOME BUILDER   INCOME BUILDER     ALL CAP VALUE      CAP VALUE
                              GROWTH PORTFOLIO --  PORTFOLIO --     PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                   CLASS II           CLASS I         CLASS II           CLASS I          CLASS I
                              ------------------  --------------  ----------------  ----------------  --------------
                                                              YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                 2012      2011    2012    2011     2012     2011     2012     2011    2012    2011
-                             ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (7,176) (10,370)      2     103    3,974    6,084      121   (1,095)    294     282
   Net realized gain
     (loss) on
     investments.............    66,982   16,712    (994)   (480) (11,170) (16,778)  (4,496)  (8,443)    547     238
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     3,958     (512)  1,492     752   68,521   41,471   40,599  (11,921)  4,120     809
   Capital gain
     distribution............    15,248       --      --      --       --       --       --       --      35      --
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........    79,012    5,830     500     375   61,325   30,777   36,224  (21,459)  4,996   1,329
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
From capital
  transactions (note 4):
   Net premiums..............       534    5,113      --      --       --       --    1,200   19,210      --      --
   Death benefits............        --       --      --      --       --       --       --       --      --      --
   Surrenders................  (238,549) (39,393) (4,621) (1,146) (76,319) (30,236) (40,427) (90,544) (3,612) (4,543)
   Administrative
     expenses................    (1,079)  (1,043)     (3)     (5)    (434)    (527)    (431)    (395)    (45)    (44)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (61,474) (45,424)   (101)   (186) (13,015) (44,490)     116    4,016      (6)     (1)
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (300,568) (80,747) (4,725) (1,337) (89,768) (75,253) (39,542) (67,713) (3,663) (4,588)
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
Increase (decrease) in
  net assets.................  (221,556) (74,917) (4,225)   (962) (28,443) (44,476)  (3,318) (89,172)  1,333  (3,259)
Net assets at beginning
  of year....................   621,859  696,776   5,711   6,673  554,317  598,793  291,101  380,273  34,508  37,767
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
Net assets at end of year.... $ 400,303  621,859   1,486   5,711  525,874  554,317  287,783  291,101  35,841  34,508
                              =========  =======  ======  ======  =======  =======  =======  =======  ======  ======
Change in units (note 5):
   Units purchased...........       341      565      --      --    4,814    1,130      817    4,043      --      --
   Units redeemed............   (19,139)  (5,950)   (480)   (152) (14,289)  (9,956)  (5,421) (11,521)   (250)   (346)
                              ---------  -------  ------  ------  -------  -------  -------  -------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (18,798)  (5,385)   (480)   (152)  (9,475)  (8,826)  (4,604)  (7,478)   (250)   (346)
                              =========  =======  ======  ======  =======  =======  =======  =======  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 LEGG MASON
                              PARTNERS VARIABLE
                                INCOME TRUST                              MFS(R) VARIABLE INSURANCE TRUST
                              -----------------  -------------------------------------------------------------------
                               WESTERN ASSET
                              VARIABLE STRATEGIC MFS(R) INVESTORS GROWTH MFS(R) INVESTORS TRUST MFS(R) NEW DISCOVERY
                              BOND PORTFOLIO --  STOCK SERIES -- SERVICE  SERIES -- SERVICE      SERIES -- SERVICE
                                  CLASS I            CLASS SHARES            CLASS SHARES          CLASS SHARES
                              -----------------  ----------------------  ---------------------  ------------------
                                                                   YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                2012     2011       2012        2011       2012        2011       2012       2011
-                             -------   ------   ---------   ---------   --------   ---------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   553      964     (13,933)    (17,181)    (7,125)     (9,281)    (7,555)   (10,946)
   Net realized gain
     (loss) on
     investments.............     125      (13)     77,234      65,935     60,286      43,436      9,740     81,105
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   2,022    1,442      30,586     (59,878)    88,767     (69,731)    37,793   (221,723)
   Capital gain
     distribution............      --       --      45,778          --         --          --     43,842     83,955
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   2,700    2,393     139,665     (11,124)   141,928     (35,576)    83,820    (67,609)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
From capital
  transactions (note 4):
   Net premiums..............      --       --         100       1,817        700       3,805         --         --
   Death benefits............      --       --          19          --      1,153          --    (24,141)       904
   Surrenders................  (4,610)  (1,150)   (294,582)   (216,127)  (275,608)   (272,985)   (86,309)  (309,611)
   Administrative
     expenses................     (38)     (41)       (852)     (1,139)    (1,337)     (1,724)      (292)      (310)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      78      (79)    (23,495)   (127,471)   (13,090)    (81,931)     5,735    (81,116)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (4,570)  (1,270)   (318,810)   (342,920)  (288,182)   (352,835)  (105,007)  (390,133)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
Increase (decrease) in
  net assets.................  (1,870)   1,123    (179,145)   (354,044)  (146,254)   (388,411)   (21,187)  (457,742)
Net assets at beginning
  of year....................  45,748   44,625   1,067,132   1,421,176    885,069   1,273,480    477,449    935,191
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
Net assets at end of year.... $43,878   45,748     887,987   1,067,132    738,815     885,069    456,262    477,449
                              =======   ======   =========   =========   ========   =========   ========   ========
Change in units (note 5):
   Units purchased...........      18       33       1,277       2,019        400       1,391        760      3,035
   Units redeemed............    (281)    (109)    (31,544)    (37,859)   (24,269)    (33,611)    (8,561)   (31,902)
                              -------   ------   ---------   ---------   --------   ---------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (263)     (76)    (30,267)    (35,840)   (23,869)    (32,220)    (7,801)   (28,867)
                              =======   ======   =========   =========   ========   =========   ========   ========



                              -------------------

                               MFS(R) STRATEGIC
                               INCOME SERIES --
                              SERVICE CLASS SHARES
                              -------------------

                              -------------------
                                2012      2011
-                             -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  14,597     19,518
   Net realized gain
     (loss) on
     investments.............   2,283      2,640
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  13,688     (6,714)
   Capital gain
     distribution............      --         --
                              -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........  30,568     15,444
                              -------   --------
From capital
  transactions (note 4):
   Net premiums..............      --         --
   Death benefits............      --         --
   Surrenders................ (69,710)  (172,600)
   Administrative
     expenses................    (448)      (606)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   1,014    (32,677)
                              -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (69,144)  (205,883)
                              -------   --------
Increase (decrease) in
  net assets................. (38,576)  (190,439)
Net assets at beginning
  of year.................... 372,486    562,925
                              -------   --------
Net assets at end of year.... 333,910    372,486
                              =======   ========
Change in units (note 5):
   Units purchased...........     226        996
   Units redeemed............  (4,683)   (15,009)
                              -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (4,457)   (14,013)
                              =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                              -------------------------------------------------------


                              MFS(R) TOTAL RETURN SERIES -- MFS(R) UTILITIES SERIES --
                                SERVICE CLASS SHARES        SERVICE CLASS SHARES
                              ----------------------------  -------------------------
                                                  YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------
                                  2012           2011          2012          2011
                               -----------     ----------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    76,172         63,287      162,892        52,576
   Net realized gain
     (loss) on
     investments.............     103,026          5,053       89,613        96,718
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     890,012       (109,133)     120,854        41,775
   Capital gain
     distribution............          --             --           --            --
                               -----------     ----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,069,210        (40,793)     373,359       191,069
                               -----------     ----------    ---------     ---------
From capital
  transactions (note 4):
   Net premiums..............      14,709         79,894       58,339        13,733
   Death benefits............     (24,438)        (7,857)     (18,722)      (12,517)
   Surrenders................  (1,698,298)    (1,111,662)    (375,934)     (414,312)
   Administrative
     expenses................     (48,157)       (46,954)     (10,562)      (10,997)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     448,354       (224,273)    (135,228)     (181,657)
                               -----------     ----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,307,830)    (1,310,852)    (482,107)     (605,750)
                               -----------     ----------    ---------     ---------
Increase (decrease) in
  net assets.................    (238,620)    (1,351,645)    (108,748)     (414,681)
Net assets at beginning
  of year....................  12,675,388     14,027,033    3,523,765     3,938,446
                               -----------     ----------    ---------     ---------
Net assets at end of year.... $12,436,768     12,675,388    3,415,017     3,523,765
                               ===========     ==========    =========     =========
Change in units (note 5):
   Units purchased...........      82,147         89,990       13,651         9,684
   Units redeemed............    (191,805)      (209,619)     (36,793)      (46,209)
                               -----------     ----------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (109,658)      (119,629)     (23,142)      (36,525)
                               ===========     ==========    =========     =========

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              -------------------------------------------------------------
                                                                           OPPENHEIMER
                                 OPPENHEIMER           OPPENHEIMER      CAPITAL APPRECIATION
                              BALANCED FUND/VA --  BALANCED FUND/VA --     FUND/VA --
                              NON-SERVICE SHARES     SERVICE SHARES     NON-SERVICE SHARES
                              ------------------  --------------------  -------------------

                              ------------------- ------------------------------------------
                                2012      2011       2012       2011      2012       2011
                              -------   -------   ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     (57)    2,656     (46,173)     9,253   (1,712)    (2,449)
   Net realized gain
     (loss) on
     investments............. (10,172)  (11,201)    (98,849)  (163,891)   4,942        888
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  35,107     7,452     715,140     58,079   23,808     (4,265)
   Capital gain
     distribution............      --        --          --         --       --         --
                              -------   -------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  24,878    (1,093)    570,118    (96,559)  27,038     (5,826)
                              -------   -------   ---------  ---------   -------   -------
From capital
  transactions (note 4):
   Net premiums..............     342       355      10,973     51,748    3,076        355
   Death benefits............  (2,015)       80          --         --  (12,134)        --
   Surrenders................ (32,707)  (32,338)   (974,170)  (349,660) (13,482)   (14,255)
   Administrative
     expenses................    (219)     (267)    (23,664)   (23,190)    (295)      (314)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (176)      (36)     68,292   (236,613)  (6,405)        44
                              -------   -------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (34,775)  (32,206)   (918,569)  (557,715) (29,240)   (14,170)
                              -------   -------   ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................  (9,897)  (33,299)   (348,451)  (654,274)  (2,202)   (19,996)
Net assets at beginning
  of year.................... 247,001   280,300   6,165,372  6,819,646  218,096    238,092
                              -------   -------   ---------  ---------   -------   -------
Net assets at end of year.... 237,104   247,001   5,816,921  6,165,372  215,894    218,096
                              =======   =======   =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........      93        50      36,678     34,639      229         79
   Units redeemed............  (2,920)   (2,744)   (145,825)  (102,177)  (2,385)    (1,228)
                              -------   -------   ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,827)   (2,694)   (109,147)   (67,538)  (2,156)    (1,149)
                              =======   =======   =========  =========   =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ---------------------------------------------------------------   ------------------
                                  OPPENHEIMER          OPPENHEIMER           OPPENHEIMER       OPPENHEIMER GLOBAL
                              CAPITAL APPRECIATION      CORE BOND         GLOBAL SECURITIES     STRATEGIC INCOME
                                   FUND/VA --          FUND/VA --            FUND/VA --            FUND/VA --
                                 SERVICE SHARES     NON-SERVICE SHARES     SERVICE SHARES      NON-SERVICE SHARES
                             ---------------------  ----------------   ----------------------  ------------------
                                                                                                  PERIOD FROM
                                                 YEAR ENDED DECEMBER 31,                         OCTOBER 26 TO
                             ---------------------------------------------------------------      DECEMBER 31,
                                2012        2011      2012      2011      2012        2011            2012
                             ----------  ---------  -------   -------  ----------  ----------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (27,832)   (41,512)  11,717    17,144      40,031     (75,738)          (97)
 Net realized gain
   (loss) on investments....    101,559     60,457  (15,013)  (24,198)    463,499     508,669            (2)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    205,105    (96,926)  30,950    30,039   1,652,231  (1,698,118)          661
 Capital gain
   distribution.............         --         --       --        --          --          --            --
                             ----------  ---------  -------   -------  ----------  ----------        ------
    Increase (decrease)
     in net assets from
     operations.............    278,832    (77,981)  27,654    22,985   2,155,761  (1,265,187)          562
                             ----------  ---------  -------   -------  ----------  ----------        ------
From capital
 transactions (note 4):
 Net premiums...............      2,270     11,754       --        --      74,349     103,264            --
 Death benefits.............         --     (4,880)      --    (8,727)     (3,910)    (10,727)           --
 Surrenders.................   (554,414)  (408,599) (40,566)  (56,432) (1,164,628) (1,389,922)       (2,891)
 Administrative expenses....     (3,579)    (3,865)    (216)     (211)    (67,965)    (72,172)           (4)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (43,944)  (151,365)  (7,264)   (2,201)   (956,134)   (147,357)       39,804
                             ----------  ---------  -------   -------  ----------  ----------        ------
    Increase (decrease)
     in net assets from
     capital transactions...   (599,667)  (556,955) (48,046)  (67,571) (2,118,288) (1,516,914)       36,909
                             ----------  ---------  -------   -------  ----------  ----------        ------
Increase (decrease) in
 net assets.................   (320,835)  (634,936) (20,392)  (44,586)     37,473  (2,782,101)       37,471
Net assets at beginning
 of year....................  2,484,197  3,119,133  324,617   369,203  12,120,751  14,902,852            --
                             ----------  ---------  -------   -------  ----------  ----------        ------
Net assets at end of year... $2,163,362  2,484,197  304,225   324,617  12,158,224  12,120,751        37,471
                             ==========  =========  =======   =======  ==========  ==========        ======
Change in units (note 5):
 Units purchased............      3,036      7,733    1,539       261     102,188     189,506         3,982
 Units redeemed.............    (46,214)   (50,280)  (5,740)   (6,774)   (296,084)   (284,148)         (292)
                             ----------  ---------  -------   -------  ----------  ----------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (43,178)   (42,547)  (4,201)   (6,513)   (193,896)    (94,642)        3,690
                             ==========  =========  =======   =======  ==========  ==========        ======

                             -----------------------------------------------
                                  OPPENHEIMER            OPPENHEIMER
                                  HIGH INCOME            MAIN STREET
                                  FUND/VA --              FUND/VA --
                              NON-SERVICE SHARES        SERVICE SHARES
                             --------------------  -----------------------
                             PERIOD FROM
                             JANUARY 1 TO      YEAR ENDED DECEMBER 31,
                             OCTOBER 26,  --------------------------------
                                 2012       2011       2012        2011
                             ------------ -------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     6,406      3,858     (186,981)   (328,503)
 Net realized gain
   (loss) on investments....   (83,918)   (11,344)   3,269,486   1,071,181
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    82,080      5,743     (249,503) (1,289,447)
 Capital gain
   distribution.............        --         --           --          --
                               -------    -------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     4,568     (1,743)   2,833,002    (546,769)
                               -------    -------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --         --      132,350     286,116
 Death benefits.............        --         --      (36,532)    (29,793)
 Surrenders.................    (4,198)    (4,117)  (1,516,120) (2,115,061)
 Administrative expenses....       (37)       (42)    (110,596)   (183,956)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (44,294)      (446) (12,490,844)   (992,458)
                               -------    -------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (48,529)    (4,605) (14,021,742) (3,035,152)
                               -------    -------  -----------  ----------
Increase (decrease) in
 net assets.................   (43,961)    (6,348) (11,188,740) (3,581,921)
Net assets at beginning
 of year....................    43,961     50,309   27,623,920  31,205,841
                               -------    -------  -----------  ----------
Net assets at end of year...        --     43,961   16,435,180  27,623,920
                               =======    =======  ===========  ==========
Change in units (note 5):
 Units purchased............     1,013        260      102,796     370,404
 Units redeemed.............   (13,384)    (1,523)  (1,610,712)   (687,282)
                               -------    -------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (12,371)    (1,263)  (1,507,916)   (316,878)
                               =======    =======  ===========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                         -----------------------------------------------------------------


                                         OPPENHEIMER MAIN STREET   OPPENHEIMER SMALL-  OPPENHEIMER SMALL-
                                             SMALL- & MID-CAP       & MID-CAP GROWTH    & MID-CAP GROWTH
                                              FUND(R)/VA --           FUND/VA --          FUND/VA --
                                              SERVICE SHARES       NON-SERVICE SHARES    SERVICE SHARES
                                         ------------------------- ------------------- -------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                         -----------------------------------------------------------------
                                            2012         2011        2012      2011      2012      2011
                                         ------------ ------------ --------- --------- --------- ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)......  $(220,107)    (224,442)   (2,832)   (3,107)   (3,406)   (3,717)
   Net realized gain (loss) on
     investments........................     809,054      812,189   (6,124)   (9,018)     5,996     7,329
   Change in unrealized
     appreciation (depreciation)
     on investments.....................   1,798,836  (1,078,447)    38,694    14,342    25,579   (3,278)
   Capital gain distribution............          --           --        --        --        --        --
                                         ------------ ------------ --------- --------- --------- ---------
       Increase (decrease) in net
         assets from operations.........   2,387,783    (490,700)    29,738     2,217    28,169       334
                                         ------------ ------------ --------- --------- --------- ---------
From capital transactions (note 4):
   Net premiums.........................     115,634      160,880        --        --        --        --
   Death benefits.......................    (18,479)     (36,735)        --        --        --        --
   Surrenders........................... (1,244,074)  (1,334,340)  (43,338)  (34,666)  (21,876)  (37,221)
   Administrative expenses..............    (94,306)     (94,444)     (319)     (336)     (162)     (284)
   Transfers between subaccounts
     (including fixed account), net.....   (849,886)    (705,679)     7,931        29     (866)  (24,649)
                                         ------------ ------------ --------- --------- --------- ---------
       Increase (decrease) in net
         assets from capital
         transactions................... (2,091,111)  (2,010,318)  (35,726)  (34,973)  (22,904)  (62,154)
                                         ------------ ------------ --------- --------- --------- ---------
Increase (decrease) in net assets.......     296,672  (2,501,018)   (5,988)  (32,756)     5,265  (61,820)
Net assets at beginning of year.........  15,754,309   18,255,327   197,886   230,642   195,927   257,747
                                         ------------ ------------ --------- --------- --------- ---------
Net assets at end of year............... $16,050,981   15,754,309   191,898   197,886   201,192   195,927
                                         ============ ============ ========= ========= ========= =========
Change in units (note 5):
   Units purchased......................     134,683      281,582       693       211        45        44
   Units redeemed.......................   (302,215)    (420,118)   (3,572)   (3,210)   (1,555)   (4,755)
                                         ------------ ------------ --------- --------- --------- ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners....................   (167,532)    (138,536)   (2,879)   (2,999)   (1,510)   (4,711)
                                         ============ ============ ========= ========= ========= =========

                                             PIMCO VARIABLE INSURANCE TRUST
                                         --------------------------------------
                                                                 FOREIGN BOND
                                                                   PORTFOLIO
                                               ALL ASSET         (U.S. DOLLAR
                                             PORTFOLIO --         HEDGED) --
                                                ADVISOR         ADMINISTRATIVE
                                             CLASS SHARES        CLASS SHARES
                                         --------------------  ----------------

                                         ---------------------------------------
                                            2012       2011      2012     2011
                                         ---------  ---------  -------  -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)......    52,560     99,618      625      459
   Net realized gain (loss) on
     investments........................       342      2,654    2,168      540
   Change in unrealized
     appreciation (depreciation)
     on investments.....................   150,799   (102,963)   2,820    2,780
   Capital gain distribution............        --         --    3,122      950
                                         ---------  ---------  -------  -------
       Increase (decrease) in net
         assets from operations.........   203,701       (691)   8,735    4,729
                                         ---------  ---------  -------  -------
From capital transactions (note 4):
   Net premiums.........................       600      2,429       --       --
   Death benefits.......................        --         --       --       --
   Surrenders...........................  (262,656)  (177,262) (26,651) (30,979)
   Administrative expenses..............    (3,530)    (3,210)     (34)     (24)
   Transfers between subaccounts
     (including fixed account), net.....   (80,622)    51,838    3,767   23,500
                                         ---------  ---------  -------  -------
       Increase (decrease) in net
         assets from capital
         transactions...................  (346,208)  (126,205) (22,918)  (7,503)
                                         ---------  ---------  -------  -------
Increase (decrease) in net assets.......  (142,507)  (126,896) (14,183)  (2,774)
Net assets at beginning of year......... 1,704,097  1,830,993   98,825  101,599
                                         ---------  ---------  -------  -------
Net assets at end of year............... 1,561,590  1,704,097   84,642   98,825
                                         =========  =========  =======  =======
Change in units (note 5):
   Units purchased......................     3,220     41,422      558    2,263
   Units redeemed.......................   (29,868)   (52,788)  (2,023)  (2,784)
                                         ---------  ---------  -------  -------
   Net increase (decrease) in units
     from capital transactions with
     contract owners....................   (26,648)   (11,366)  (1,465)    (521)
                                         =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                                                          LONG-TERM U.S.
                                                            GOVERNMENT            LOW DURATION             TOTAL RETURN
                             HIGH YIELD PORTFOLIO --       PORTFOLIO --           PORTFOLIO --             PORTFOLIO --
                                  ADMINISTRATIVE          ADMINISTRATIVE         ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES            CLASS SHARES           CLASS SHARES             CLASS SHARES
                             -----------------------  ---------------------  ----------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011        2012       2011        2012        2011        2012         2011
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   379,983     608,425     36,220      79,001      70,939      (3,656)    452,638      533,508
 Net realized gain
   (loss) on investments....     224,263     154,637    228,063     103,795     244,014     167,743     617,309      723,664
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     510,508    (566,885)  (671,523)  1,192,760   1,029,795    (370,992)  1,656,884     (887,625)
 Capital gain
   distribution.............          --          --    581,492     138,583          --          --     860,837      710,488
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,114,754     196,177    174,252   1,514,139   1,344,748    (206,905)  3,587,668    1,080,035
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      49,089     111,456      3,962      18,662     348,488     409,803     341,550      383,741
 Death benefits.............     (18,951)    (23,543)   (17,944)     (2,089)    (41,512)    (82,838)    (86,733)     (40,492)
 Surrenders.................    (939,713) (1,340,345)  (848,328) (1,171,024) (2,472,540) (2,162,937) (6,029,368)  (9,005,413)
 Administrative expenses....     (43,117)    (52,751)   (14,419)    (14,661)   (217,980)   (230,584)   (245,206)    (249,856)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,726,362)   (277,798)   (60,527)   (493,516) (1,399,819)    443,507    (582,396)  (2,281,087)
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,679,054) (1,582,981)  (937,256) (1,662,628) (3,783,363) (1,623,049) (6,602,153) (11,193,107)
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (1,564,300) (1,386,804)  (763,004)   (148,489) (2,438,615) (1,829,954) (3,014,485) (10,113,072)
Net assets at beginning
 of year....................  10,629,910  12,016,714  6,721,537   6,870,026  35,103,990  36,933,944  48,981,809   59,094,881
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $ 9,065,610  10,629,910  5,958,533   6,721,537  32,665,375  35,103,990  45,967,324   48,981,809
                             ===========  ==========  =========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      55,351     103,507     23,705      27,286     399,775     642,962     403,022      600,542
 Units redeemed.............    (251,455)   (214,033)   (69,211)   (121,361)   (716,746)   (780,615)   (821,146)  (1,314,898)
                             -----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (196,104)   (110,526)   (45,506)    (94,075)   (316,971)   (137,653)   (418,124)    (714,356)
                             ===========  ==========  =========  ==========  ==========  ==========  ==========  ===========

                               RYDEX VARIABLE
                                   TRUST
                             -----------------



                                 NASDAQ --
                                100(R) FUND
                             -----------------

                             ------------------
                               2012     2011
                             -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (9,249)  (10,189)
 Net realized gain
   (loss) on investments....  21,259   130,151
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  63,835  (106,267)
 Capital gain
   distribution.............      --        --
                             -------  --------
    Increase (decrease)
     in net assets from
     operations.............  75,845    13,695
                             -------  --------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --  (281,398)
 Surrenders................. (53,732)  (65,862)
 Administrative expenses....     (78)     (104)
 Transfers between
   subaccounts
   (including fixed
   account), net............  67,279   (24,268)
                             -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  13,469  (371,632)
                             -------  --------
Increase (decrease) in
 net assets.................  89,314  (357,937)
Net assets at beginning
 of year.................... 500,849   858,786
                             -------  --------
Net assets at end of year... 590,163   500,849
                             =======  ========
Change in units (note 5):
 Units purchased............   6,657     1,389
 Units redeemed.............  (4,574)  (34,677)
                             -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,083   (33,288)
                             =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     THE ALGER PORTFOLIOS
                             ------------------------------------
                              ALGER LARGE CAP     ALGER SMALL CAP
                             GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                              CLASS I-2 SHARES    CLASS I-2 SHARES
                             -----------------   -----------------

                             ---------------------------------------
                               2012       2011     2012      2011
                             --------   -------  -------   --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (495)     (803)  (2,033)    (2,827)
 Net realized gain
   (loss) on investments....      794    (1,131)  12,328     32,851
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   16,758    (1,424) (23,979)   (31,580)
 Capital gain
   distribution.............       --        --   30,167         --
                             --------   -------  -------   --------
    Increase (decrease)
     in net assets from
     operations.............   17,057    (3,358)  16,483     (1,556)
                             --------   -------  -------   --------
From capital
 transactions (note 4):
 Net premiums...............       --        --       --         --
 Death benefits.............  (11,107)       --       --         --
 Surrenders.................  (20,605)  (11,413) (16,838)   (98,431)
 Administrative expenses....     (158)     (159)    (211)      (237)
 Transfers between
   subaccounts
   (including fixed
   account), net............      188         1  (30,660)    (2,053)
                             --------   -------  -------   --------
    Increase (decrease)
     in net assets from
     capital transactions...  (31,682)  (11,571) (47,709)  (100,721)
                             --------   -------  -------   --------
Increase (decrease) in
 net assets.................  (14,625)  (14,929) (31,226)  (102,277)
Net assets at beginning
 of year....................  191,679   206,608  160,152    262,429
                             --------   -------  -------   --------
Net assets at end of year... $177,054   191,679  128,926    160,152
                             ========   =======  =======   ========
Change in units (note 5):
 Units purchased............       --        --      218        611
 Units redeemed.............   (2,513)   (1,010)  (3,872)    (8,130)
                             --------   -------  -------   --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,513)   (1,010)  (3,654)    (7,519)
                             ========   =======  =======   ========

                                               THE PRUDENTIAL SERIES FUND                       WELLS FARGO VARIABLE TRUST
                             -----------------------------------------------------------------  -------------------------
                             JENNISON 20/20 FOCUS                          NATURAL RESOURCES    WELLS FARGO ADVANTAGE VT
                                 PORTFOLIO --      JENNISON PORTFOLIO --      PORTFOLIO --      OMEGA GROWTH FUND --
                                CLASS II SHARES     CLASS II SHARES         CLASS II SHARES          CLASS 2
                             --------------------  --------------------  ---------------------  -------------------------
                                     YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                2012       2011      2012       2011        2012       2011       2012          2011
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (16,229)   (19,192)  (1,765)    (1,709)     (73,868)    (61,654)  (2,290)       (2,142)
 Net realized gain
   (loss) on investments....    32,464    108,082    2,260      2,694      (86,800)    333,667    7,116         2,551
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    36,966   (133,956)  13,809     (3,856)    (525,609) (1,111,388)   9,619       (12,183)
 Capital gain
   distribution.............    38,736         --       --         --      386,090          --    9,807         1,103
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
    Increase (decrease)
     in net assets from
     operations.............    91,937    (45,066)  14,304     (2,871)    (300,187)   (839,375)  24,252       (10,671)
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
From capital
 transactions (note 4):
 Net premiums...............       104         --       --     11,960       25,797      16,214       --            --
 Death benefits.............        --         --       --         --         (627)         --       --            --
 Surrenders.................   (93,846)  (140,839)  (6,587)    (4,793)    (481,900)   (840,446) (31,501)       (2,434)
 Administrative expenses....    (2,571)    (1,784)    (230)      (248)     (25,533)    (19,005)    (667)         (632)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (49,788)  (388,052)    (205)   (16,195)   1,949,056     415,471      906        25,317
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
    Increase (decrease)
     in net assets from
     capital transactions...  (146,101)  (530,675)  (7,022)    (9,276)   1,466,793    (427,766) (31,262)       22,251
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
Increase (decrease) in
 net assets.................   (54,164)  (575,741)   7,282    (12,147)   1,166,606  (1,267,141)  (7,010)       11,580
Net assets at beginning
 of year.................... 1,021,090  1,596,831  103,400    115,547    3,317,498   4,584,639  138,637       127,057
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
Net assets at end of year...   966,926  1,021,090  110,682    103,400    4,484,104   3,317,498  131,627       138,637
                             =========  =========   =======    =======   =========  ==========    =======       =======
Change in units (note 5):
 Units purchased............     4,748      6,364       38        898      233,419      81,432      714         2,648
 Units redeemed.............   (12,358)   (32,146)    (461)    (1,574)     (86,690)    (90,265)  (3,062)         (895)
                             ---------  ---------   -------    -------   ---------  ----------    -------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,610)   (25,782)    (423)      (676)     146,729      (8,833)  (2,348)        1,753
                             =========  =========   =======    =======   =========  ==========    =======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class 1 Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares.

   On April 29, 2011, DWS Variable Series I -- DWS Technology VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2011 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2012.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........ $    3,799 $   297,904
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     29,683      98,872
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......     16,552      82,466
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  2,865,992   1,868,154
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares........    282,273      81,949
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series II shares.......      3,544      44,983
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......     60,192     569,007
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............    104,204     131,800
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares.......     23,059     218,651
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................    238,714     773,764
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................     14,338      17,780
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...    118,885   1,013,640
  AllianceBernstein
   International Value
   Portfolio -- Class B...  4,778,036   2,996,710
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     45,623     328,064
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...     29,695      38,805
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  4,337,166   4,585,556
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........     25,671     107,493
  VP International Fund
   -- Class I.............     74,934     222,541
  VP Ultra(R) Fund --
   Class I................     10,640     131,273
  VP Value Fund -- Class
   I......................     24,087     217,711
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     41,993     211,434
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  5,609,507  10,575,285
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......     18,448     180,570
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................     24,937      79,578
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.    182,336     999,964
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................    735,081   1,929,161
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares......        809      36,254
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      8,600     141,646
  DWS Large Cap Value
   VIP -- Class B Shares..     13,894     101,187
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........      1,356      21,484
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.  1,394,544   1,826,649
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      3,764     217,695
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  8,315,589   2,637,147

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares...... $     4,717 $    16,964
  Federated High Income
   Bond Fund II --
   Primary Shares.........         241         241
  Federated High Income
   Bond Fund II --
   Service Shares.........     292,530     926,829
  Federated Kaufmann
   Fund II -- Service
   Shares.................      79,184   6,987,292
  Federated Managed
   Volatility Fund II.....       8,776       9,549
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................       5,250      80,780
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................       9,237     500,633
  VIP Balanced Portfolio
   -- Service Class 2.....   1,203,347   1,863,931
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      34,671     237,234
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  31,052,068   9,782,597
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      20,811     101,411
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      30,659     156,720
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  16,739,451   3,721,839
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       6,625      49,432
  VIP Growth & Income
   Portfolio -- Service
   Class 2................     130,965     557,208
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         842      22,729
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   4,432,190     856,471
  VIP Growth Portfolio
   -- Initial Class.......       5,583      87,251
  VIP Growth Portfolio
   -- Service Class 2.....     159,333     297,714
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   6,981,801   1,305,563
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  24,216,412   4,370,555
  VIP Mid Cap Portfolio
   -- Service Class 2.....  15,286,737   3,578,600
  VIP Overseas Portfolio
   -- Initial Class.......      13,640      28,536
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      10,502     125,701
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   9,665,933  16,819,498
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.       7,105      62,324
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   1,084,093   2,598,447
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........     222,979   7,320,490
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       3,333       8,099
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     680,418     531,542
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........       8,830      14,167
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........     337,414     572,489
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      35,796     141,884
  Income Fund -- Class 1
   Shares.................     100,695     350,256
  International Equity
   Fund -- Class 1 Shares.          51      60,180
  Mid-Cap Equity Fund --
   Class 1 Shares.........      26,250   2,294,693
  Money Market Fund.......   9,152,955  22,089,911
  Premier Growth Equity
   Fund -- Class 1 Shares.      11,561      75,550
  Real Estate Securities
   Fund -- Class 1 Shares.   1,161,023   1,426,625
  S&P 500(R) Index Fund...   1,080,072   3,542,741
  Small-Cap Equity Fund
   -- Class 1 Shares......     274,785     714,877
  Total Return Fund --
   Class 1 Shares.........   1,031,291   3,909,045
  Total Return Fund --
   Class 3 Shares.........   4,961,970  15,640,178
  U.S. Equity Fund --
   Class 1 Shares.........      21,978     232,889

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares......... $    40,588 $ 2,558,025
  Genworth Davis NY
   Venture Fund --
   Service Shares.........      18,442     637,366
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......      19,239   7,135,824
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       4,812     463,205
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................     561,390  21,906,228
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.      16,033   6,655,187
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........      47,823  25,562,866
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.      20,990   6,504,095
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...       3,198      12,259
  Goldman Sachs Mid Cap
   Value Fund.............      22,238     255,962
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  18,126,070   6,930,483
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...     891,484   1,427,233
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      92,101     680,000
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       2,349      19,661
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...     191,023      96,482
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................      31,754      82,167
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...      58,685      98,617
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...      18,021     396,015
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       4,612      46,575
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...     101,967     757,464
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...     129,464     169,981
  Balanced Portfolio --
   Service Shares.........   2,488,662   3,334,752
  Enterprise Portfolio
   -- Institutional
   Shares.................         617     113,555
  Enterprise Portfolio
   -- Service Shares......         169       8,346
  Flexible Bond
   Portfolio --
   Institutional Shares...       2,296      34,497
  Forty Portfolio --
   Institutional Shares...       6,033     211,077
  Forty Portfolio --
   Service Shares.........   1,767,500   2,251,447
  Global Technology
   Portfolio -- Service
   Shares.................          --       2,892
  Janus Portfolio --
   Institutional Shares...       9,474      66,245
  Janus Portfolio --
   Service Shares.........       5,012      37,596
  Overseas Portfolio --
   Institutional Shares...      46,209     122,873
  Overseas Portfolio --
   Service Shares.........      46,943     213,421
  Worldwide Portfolio --
   Institutional Shares...       5,444      88,409
  Worldwide Portfolio --
   Service Shares.........      11,997      35,660
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............      21,246     313,720
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I...          51       4,774
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..      62,361     148,632
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...      11,335      51,094
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I................         846       4,177
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I...       1,487       5,501

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                           COST OF    PROCEEDS
                            SHARES      FROM
FUND/PORTFOLIO             ACQUIRED  SHARES SOLD
--------------            ---------- -----------
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................ $   63,384 $   348,996
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     10,723     306,311
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     54,594     121,938
  MFS(R) Strategic
   Income Series --
   Service Class Shares..     23,841      78,303
  MFS(R) Total Return
   Series -- Service
   Class Shares..........  1,161,962   2,394,869
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    362,440     682,257
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....      4,555      39,364
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    359,781   1,325,754
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.      4,612      36,043
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     44,829     671,959
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....     33,098      69,405
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........  1,237,078   3,294,777
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     39,821       3,004
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....     10,706      52,831
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  1,119,628  15,350,336
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........  1,550,671   3,845,343
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....      8,278      46,797
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................        638      26,935
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..    120,633     414,194
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     13,545      32,779
  High Yield Portfolio
   -- Administrative
   Class Shares..........  1,361,354   3,640,764
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........  1,157,978   1,476,067
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  5,463,104   9,168,488
  Total Return Portfolio
   -- Administrative
   Class Shares..........  8,010,921  13,267,514
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..     73,543      69,335
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............      2,109      34,266
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............     33,078      52,643
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................    118,735     241,865
  Jennison Portfolio --
   Class II Shares.......        454       9,232
  Natural Resources
   Portfolio -- Class II
   Shares................  2,862,083   1,079,945
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............     19,179      42,861

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                                        EXPENSE AS A                         NET   INVESTMENT
                                        % OF AVERAGE                        ASSETS   INCOME
                                       NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------ -------------- ------ ---------- --------------------
AIM Variable Insurance Funds (Invesco
  Variable Insurance Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012............................... 1.45% to 1.80% 59,840 11.96 to 11.68  676     0.97%      12.23% to   11.83%
   2011............................... 1.45% to 1.80% 65,776 10.66 to 10.45  662     0.97%     (1.51)% to  (1.86)%
   2010............................... 1.45% to 1.80% 67,837 10.82 to 10.64  694     0.97%       7.97% to    7.58%
   2009............................... 1.45% to 1.85% 67,670 10.02 to  9.88  649     2.08%      26.44% to   25.93%
   2008............................... 1.45% to 1.85% 66,944  7.93 to  7.84  517     2.04%    (31.16)% to (31.44)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Global Real Estate Fund
   -- Series II shares
   2012............................... 1.45% to 2.20%  30,214 14.09 to 10.62   364    0.44%      25.99% to   25.03%
   2011............................... 1.45% to 2.20%  35,872 11.18 to  8.49   344    3.81%     (8.08)% to  (8.78)%
   2010............................... 1.45% to 2.20%  37,581 12.16 to  9.31   393    4.71%      15.54% to   14.66%
   2009............................... 1.45% to 2.20%  65,454 10.53 to  8.12   560    0.00%      29.20% to   28.21%
   2008............................... 1.45% to 2.20%  69,095  8.15 to  6.33   454    8.92%    (45.52)% to (45.94)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012............................... 1.15% to 2.55% 798,681  8.82 to  8.80 8,456    1.30%      13.92% to   12.31%
   2011............................... 1.15% to 2.55% 657,015  7.74 to  7.83 6,453    1.21%     (8.06)% to  (9.36)%
   2010............................... 1.15% to 2.55% 664,046  8.42 to  8.64 7,083    1.70%      11.31% to    9.74%
   2009............................... 1.15% to 2.55% 866,891  7.56 to  7.88 8,117    1.48%      33.36% to   31.47%
   2008............................... 1.15% to 2.55% 743,212  5.67 to  5.99 5,396    0.40%    (41.22)% to (42.05)%
 Invesco Van Kampen V.I. American
   Franchise Fund -- Series I shares
   2012............................... 1.45% to 1.80%  33,901  9.58 to  9.52   324    0.00%      12.08% to   11.68%
   2011 (4)........................... 1.45% to 1.60%  13,791  8.54 to  8.54   118    0.00%    (20.82)% to (20.94)%
 Invesco Van Kampen V.I. American
   Franchise Fund -- Series II shares
   2012............................... 1.45% to 1.80%  13,025 11.04 to 10.63   145    0.00%      11.75% to   11.35%
   2011............................... 1.45% to 1.80%  16,626  9.88 to  9.55   165    0.00%     (7.74)% to  (8.07)%
   2010............................... 1.45% to 1.80%  34,646 10.71 to 10.39   376    0.00%      17.83% to   17.42%
   2009............................... 1.45% to 1.80%  38,438  9.09 to  8.85   353    0.00%      63.24% to   62.66%
   2008............................... 1.45% to 1.80%  48,771  5.57 to  5.44   274    0.20%    (49.85)% to (50.03)%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2012............................... 1.45% to 2.10% 181,145 13.99 to 11.15 2,395    1.42%      17.20% to   16.42%
   2011............................... 1.45% to 2.10% 221,144 11.94 to  9.58 2,508    1.39%     (3.52)% to  (4.16)%
   2010............................... 1.45% to 2.10% 277,959 12.37 to  9.99 3,299    0.13%      14.02% to   13.27%
   2009............................... 1.45% to 2.25% 302,568 10.85 to  7.49 3,165    4.31%      26.55% to   25.52%
   2008............................... 1.45% to 2.25% 334,381  8.58 to  5.97 2,788    1.97%    (36.73)% to (37.25)%
 Invesco Van Kampen V.I. Equity and
   Income Fund -- Series II shares
   2012............................... 1.45% to 2.55% 145,818 10.64 to 10.02 1,498    1.78%      10.75% to    9.52%
   2011............................... 1.45% to 2.55% 147,933  9.61 to  9.15 1,383    1.79%     (2.73)% to  (3.81)%
   2010............................... 1.45% to 2.55% 177,501  9.88 to  9.51 1,717    1.85%      10.41% to    9.18%
   2009............................... 1.45% to 2.55% 159,548  8.95 to  8.71 1,410    2.90%      20.71% to   19.36%
   2008............................... 1.45% to 2.55% 139,317  7.41 to  7.30 1,026    2.47%    (23.80)% to (24.65)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012............................... 1.45% to 1.85%  74,670 13.08 to  8.96   946    1.18%      15.95% to   15.47%
   2011............................... 1.45% to 1.85%  90,793 11.28 to  7.76   994    0.58%     (4.79)% to  (5.18)%
   2010............................... 1.45% to 1.85% 114,541 11.85 to  8.18 1,310    0.35%       5.40% to    4.97%
   2009............................... 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008............................... 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    0.49%    (52.60)% to (52.80)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2012............................. 1.45% to 2.45%   653,362  9.98 to  9.45  6,316   1.90%      11.73% to   10.59%
   2011............................. 1.45% to 2.45%   711,146  8.93 to  8.54  6,173   2.24%     (4.46)% to  (5.43)%
   2010............................. 1.45% to 2.45%   755,358  9.35 to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293  8.60 to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556  7.01 to  6.92  4,887   3.33%    (31.22)% to (31.92)%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2012............................. 1.45% to 1.80%    15,929 13.54 to 13.08    194   0.00%      11.60% to   11.20%
   2011............................. 1.45% to 1.80%    16,024 12.13 to 11.77    174   0.39%    (24.52)% to (24.79)%
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012............................. 1.40% to 2.10%   321,057 15.49 to 10.82  3,829   1.33%      15.60% to   14.78%
   2011............................. 1.40% to 2.10%   399,044 13.40 to  9.43  4,115   1.09%       4.59% to    3.85%
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   1.64%    (41.53)% to (42.00)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012............................. 1.15% to 2.55% 1,999,029  5.41 to  5.20 12,631   1.41%      12.87% to   11.28%
   2011............................. 1.15% to 2.55% 1,646,072  4.79 to  4.67  9,556   3.99%    (20.36)% to (21.49)%
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   0.88%    (53.82)% to (54.48)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012............................. 1.45% to 1.85%   120,405  9.19 to 11.12  1,190   0.03%      14.44% to   13.97%
   2011............................. 1.45% to 1.85%   147,005  7.99 to  9.71  1,270   0.09%     (5.15)% to  (5.53)%
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012............................. 1.45% to 1.80%    15,987 15.26 to 15.86    212   0.00%      13.06% to   12.66%
   2011............................. 1.45% to 1.80%    17,268 13.50 to 14.08    200   0.00%       2.69% to    2.33%
   2010............................. 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009............................. 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008............................. 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012........................... 1.15% to 2.55% 1,041,215 13.12 to 12.65 13,662   2.38%       6.14% to    4.64%
   2011........................... 1.15% to 2.55% 1,088,081 12.36 to 12.09 13,557   4.03%      10.46% to    8.90%
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2012........................... 1.45% to 1.60%    38,619 15.88 to 15.63    605   2.07%      13.08% to   12.90%
   2011........................... 1.45% to 1.60%    44,050 14.04 to 13.84    611   1.54%       1.62% to    1.47%
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
 VP International Fund -- Class I
   2012........................... 1.45% to 2.20%    71,668 17.93 to  9.90    868   0.84%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    82,873 15.01 to  8.36    853   1.41%    (13.32)% to (13.97)%
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
 VP Ultra(R) Fund -- Class I
   2012........................... 1.45% to 1.60%    21,636 14.47 to 14.25    309   0.00%      12.27% to   12.10%
   2011........................... 1.45% to 1.60%    29,700 12.89 to 12.71    379   0.00%     (0.40)% to  (0.55)%
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
 VP Value Fund -- Class I
   2012........................... 1.45% to 1.60%    54,026 17.25 to 16.98    920   1.92%      12.91% to   12.74%
   2011........................... 1.45% to 1.80%    65,919 15.28 to 14.78    996   2.02%     (0.45)% to  (0.80)%
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   2.48%    (27.84)% to (28.21)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2012........................... 1.45% to 2.10%    53,154 12.60 to 11.22    589   1.35%      12.16% to   11.41%
   2011........................... 1.45% to 2.10%    67,216 11.24 to 10.07    680   1.39%     (4.19)% to  (4.82)%
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927   1.40%      10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861   2.33%      28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512   2.11%    (37.82)% to (38.08)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2012........................... 1.15% to 2.55% 7,141,603 10.56 to 10.85 81,298   1.45%       8.70% to    7.16%
   2011........................... 1.15% to 2.55% 7,557,020  9.71 to 10.12 79,965   2.20%     (4.75)% to  (6.09)%
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084   1.14%       8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717   2.06%      19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768   3.03%    (20.60)% to (21.72)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012........................... 1.45% to 1.80%    10,787 12.48 to 12.10    133   0.74%      13.15% to   12.75%
   2011........................... 1.45% to 1.80%    24,906 11.03 to 10.74    272   0.62%       0.84% to    0.49%
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304   0.46%      13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261   0.36%      24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207   0.42%    (41.75)% to (41.96)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012........................... 1.45% to 1.85%    43,341 13.22 to 11.30    499   0.38%      11.63% to   11.18%
   2011........................... 1.45% to 1.85%    47,293 11.84 to 10.16    490   0.22%     (4.02)% to  (4.41)%
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585   0.46%      26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482   0.70%      26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293   0.67%    (41.08)% to (41.32)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2012........................... 1.45% to 1.85%   187,613 16.71 to 11.57  2,410   0.67%      10.61% to   10.16%
   2011........................... 1.45% to 1.85%   244,868 15.11 to 10.50  2,895   0.29%     (4.05)% to  (4.44)%
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781   0.12%      19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288   0.77%      24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950   0.32%    (40.33)% to (40.57)%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund -- Class 2
   2012........................... 1.15% to 2.55%   617,436  7.25 to  7.90  6,626   0.95%      16.26% to   14.61%
   2011........................... 1.15% to 2.55%   704,195  6.24 to  6.90  6,759   0.78%    (17.15)% to (18.32)%
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690   0.69%      12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300   1.90%      36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   1.43%    (49.08)% to (49.80)%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2012........................... 1.45% to 1.60%     6,159 10.03 to 10.00     62   0.54%      13.93% to   13.76%
   2011 (4)....................... 1.45% to 1.60%     9,556  8.80 to  8.79     84   0.00%    (17.29)% to (17.41)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2012........................... 1.45% to 1.80%    31,649 23.18 to 22.35    723   0.81%      11.73% to   11.34%
   2011........................... 1.45% to 1.80%    37,517 20.75 to 20.07    769   0.68%     (7.69)% to  (8.02)%
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917   0.93%      20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811   1.61%      27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648   1.31%    (34.64)% to (34.87)%
 DWS Large Cap Value VIP --
   Class B Shares
   2012........................... 1.45% to 1.80%    38,807  9.86 to  9.80    382   1.58%       7.85% to    7.46%
   2011 (4)....................... 1.45% to 1.80%    47,984  9.14 to  9.12    438   0.00%    (12.44)% to (12.75)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2012........................... 1.45% to 1.60%     5,112 18.70 to 18.41     95   0.48%      17.94% to   17.76%
   2011........................... 1.45% to 1.60%     6,208 15.86 to 15.63     98   0.50%     (1.06)% to  (1.21)%
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   0.97%    (41.29)% to (41.49)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2012........................... 1.45% to 1.95%    94,304 10.09 to  9.56    940   0.00%     (1.45)% to  (1.96)%
   2011........................... 1.45% to 2.20%   135,394 10.24 to  9.80  1,372   0.01%     (1.44)% to  (2.19)%
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2012........................... 1.45% to 1.60%     8,942  9.69 to 11.18     91   1.29%      10.35% to   10.18%
   2011........................... 1.45% to 1.60%    29,050  8.78 to 10.15    281   0.90%     (0.56)% to  (0.71)%
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012........................... 1.15% to 2.55%   906,376 11.94 to 10.84 10,968   4.14%       6.09% to    4.58%
   2011........................... 1.45% to 2.25%   430,861 12.13 to 10.67  5,156   4.23%       1.06% to    0.25%
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2012................................. 1.40% to 1.40%   4,940 10.92 to 10.92    54     0.60%      8.63% to    8.63%
   2011................................. 1.40% to 1.40%   6,426 10.05 to 10.05    65     0.70%    (6.61)% to  (6.61)%
   2010 (4)............................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated High Income Bond Fund II
   -- Primary Shares
   2012................................. 1.40% to 1.40%     173 18.89 to 18.89     3     7.60%     13.09% to   13.09%
   2011................................. 1.40% to 1.40%     184 16.71 to 16.71     3    11.84%      3.70% to    3.70%
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%     13.13% to   13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
 Federated High Income Bond Fund II
   -- Service Shares
   2012................................. 1.45% to 2.10% 170,677 20.04 to 15.25 3,380     7.60%     12.64% to   11.90%
   2011................................. 1.45% to 2.10% 215,834 17.79 to 13.63 3,803     8.78%      3.40% to    2.72%
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
 Federated Kaufmann Fund II --
   Service Shares
   2012................................. 1.45% to 2.10% 100,662 18.31 to 11.39 1,664     0.00%     15.31% to   14.55%
   2011................................. 1.15% to 2.55% 877,224  7.19 to  7.64 7,806     0.88%   (14.48)% to (15.69)%
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     0.00%   (42.58)% to (43.39)%
 Federated Managed Volatility
   Fund II
   2012................................. 1.40% to 1.40%   7,540 12.59 to 12.59    95     3.07%     11.95% to   11.95%
   2011................................. 1.40% to 1.40%   8,231 11.25 to 11.25    93     4.20%      3.31% to    3.31%
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2012................................. 1.40% to 1.40%   7,297 14.75 to 14.75   108     1.05%     10.90% to   10.90%
   2011................................. 1.40% to 1.40%  12,485 13.30 to 13.30   166     1.99%    (3.92)% to  (3.92)%
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     1.72%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.26%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     2.46%   (29.72)% to (29.72)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2012............................. 1.45% to 1.85%    10,786 13.44 to 12.56    140   0.79%      10.60% to   10.15%
   2011............................. 1.45% to 1.85%    50,989 12.15 to 11.41    587   1.59%     (4.22)% to  (4.61)%
   2010............................. 1.45% to 1.85%    67,836 12.68 to 11.96    827   1.26%      12.31% to   11.86%
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.17%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   2.42%    (29.94)% to (30.22)%
 VIP Balanced Portfolio -- Service
   Class 2
   2012............................. 1.45% to 2.55% 1,003,497 12.30 to 10.46 11,484   1.47%      13.15% to   11.89%
   2011............................. 1.45% to 2.55% 1,109,472 10.87 to  9.35 11,289   1.40%     (5.22)% to  (6.27)%
   2010............................. 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   1.48%      16.05% to   14.76%
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   1.79%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.07%    (35.10)% to (35.83)%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2012............................. 1.40% to 1.40%    42,382 19.36 to 19.36    821   1.23%      14.78% to   14.78%
   2011............................. 1.40% to 1.40%    52,966 16.87 to 16.87    894   0.97%     (3.89)% to  (3.89)%
   2010............................. 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.16%      15.58% to   15.58%
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.30%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.89%    (43.32)% to (43.32)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012............................. 1.15% to 2.55% 3,764,299  9.48 to  9.88 43,955   1.12%      14.80% to   13.17%
   2011............................. 1.45% to 2.20% 1,374,614 14.65 to  9.48 17,702   0.71%     (4.19)% to  (4.92)%
   2010............................. 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.00%      15.23% to   14.36%
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.24%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.66%    (43.52)% to (43.98)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012............................. 1.45% to 1.80%    16,303 17.22 to 16.64    274   0.46%      20.47% to   20.04%
   2011............................. 1.45% to 1.70%    21,236 14.29 to 12.67    296   0.00%     (4.18)% to  (4.42)%
   2010............................. 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
 VIP Equity-Income Portfolio --
   Initial Class
   2012............................. 1.40% to 1.40%    20,096 14.43 to 14.43    290   2.72%      15.66% to   15.66%
   2011............................. 1.40% to 1.40%    31,185 12.48 to 12.48    389   2.27%     (0.44)% to  (0.44)%
   2010............................. 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009............................. 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008............................. 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2012.......................... 1.15% to 2.55% 1,818,236  9.15 to  8.29 18,104   2.94%      15.70% to   14.06%
   2011.......................... 1.45% to 2.20%   424,692 10.54 to  8.55  4,393   2.14%     (0.80)% to  (1.56)%
   2010.......................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009.......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008.......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
 VIP Growth & Income Portfolio
   -- Initial Class
   2012.......................... 1.40% to 1.40%    14,953 13.11 to 13.11    196   2.16%      16.90% to   16.90%
   2011.......................... 1.40% to 1.40%    18,585 11.22 to 11.22    208   1.76%       0.19% to    0.19%
   2010.......................... 1.40% to 1.40%    20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009.......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008.......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   0.99%    (42.52)% to (42.52)%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2012.......................... 1.45% to 1.80%    89,679 12.02 to 12.13  1,028   1.81%      16.53% to   16.11%
   2011.......................... 1.45% to 1.80%   128,021 10.31 to 10.45  1,273   1.49%     (0.11)% to  (0.46)%
   2010.......................... 1.45% to 1.80%   154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009.......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008.......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   0.81%    (42.74)% to (42.95)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2012.......................... 1.40% to 1.40%    12,098 10.18 to 10.18    123   0.39%      17.93% to   17.93%
   2011.......................... 1.40% to 1.40%    14,124  8.64 to  8.64    122   0.15%       0.87% to    0.87%
   2010.......................... 1.40% to 1.40%    17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009.......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008.......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)...................... 1.15% to 2.55%   366,606 10.76 to 10.62  3,924   0.15%       8.21% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2012.......................... 1.40% to 1.40%    27,969 12.30 to 12.30    344   0.57%      13.08% to   13.08%
   2011.......................... 1.40% to 1.40%    34,269 10.88 to 10.88    373   0.35%     (1.20)% to  (1.20)%
   2010.......................... 1.40% to 1.40%    41,695 11.01 to 11.01    459   0.25%      22.44% to   22.44%
   2009.......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.45%      26.49% to   26.49%
   2008.......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
 VIP Growth Portfolio -- Service
   Class 2
   2012.......................... 1.45% to 2.10%    95,429  9.81 to 11.52    997   0.36%      12.74% to   12.00%
   2011.......................... 1.45% to 2.10%   108,656  8.70 to 10.28  1,001   0.11%     (1.48)% to  (2.13)%
   2010.......................... 1.45% to 2.10%   142,010  8.83 to 10.51  1,319   0.03%      22.07% to   21.26%
   2009.......................... 1.45% to 2.10%   183,390  7.23 to  8.67  1,391   0.19%      26.11% to   25.28%
   2008.......................... 1.45% to 2.10%   219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.15% to 2.55%    578,501 10.92 to 10.77   6,283   0.64%       9.90% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012......................... 1.15% to 2.55%  1,728,864 12.90 to 11.95  21,704   2.19%       4.38% to    2.90%
   2011......................... 1.45% to 1.70%    151,814 12.24 to 12.07   1,844   2.94%       5.49% to    5.22%
   2010......................... 1.45% to 1.70%    173,805 11.60 to 11.47   2,004   3.54%       5.99% to    5.72%
   2009......................... 1.45% to 2.25%    144,762 10.95 to 10.71   1,577   8.90%      13.80% to   12.87%
   2008......................... 1.45% to 2.25%     46,490  9.62 to  9.49     446   2.27%     (4.86)% to  (5.63)%
 VIP Mid Cap Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.55%  1,415,401 10.23 to 10.27  18,903   0.39%      13.24% to   11.63%
   2011......................... 1.40% to 2.10%    368,638 22.97 to 12.23   6,907   0.02%    (12.10)% to (12.72)%
   2010......................... 1.40% to 2.10%    477,695 26.13 to 14.01  10,412   0.12%      26.78% to   25.87%
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369   0.47%      37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308   0.23%    (40.45)% to (40.97)%
 VIP Overseas Portfolio --
   Initial Class
   2012......................... 1.40% to 1.40%     14,369 12.30 to 12.30     177   2.00%      19.04% to   19.04%
   2011......................... 1.40% to 1.40%     15,739 10.33 to 10.33     163   1.42%    (18.32)% to (18.32)%
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203   1.41%      11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195   1.96%      24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204   1.90%    (44.59)% to (44.59)%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2012......................... 1.45% to 1.80%     17,803 14.05 to 13.62     236   0.34%      25.22% to   24.77%
   2011......................... 1.45% to 1.80%     27,286 11.22 to 10.92     294   0.72%    (10.35)% to (10.67)%
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368   0.30%      24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310   0.36%      54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   0.56%    (51.99)% to (52.17)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012......................... 1.15% to 2.55%  7,460,716 11.54 to 10.49  91,590   6.44%      11.35% to    9.77%
   2011......................... 1.15% to 2.55%  8,397,150 10.37 to  9.55  93,664   5.75%       1.21% to  (0.22)%
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206   6.64%      11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031   8.23%      34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782   5.39%    (30.47)% to (31.45)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2012......................... 1.45% to 1.60%     30,143 14.56 to 14.34     434   0.83%      10.74% to   10.57%
   2011......................... 1.45% to 1.60%     33,830 13.15 to 12.97     440   0.67%     (2.93)% to  (3.08)%
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491   0.89%       9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418   1.39%      27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379   1.31%    (35.48)% to (35.81)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2012........................... 1.45% to 2.55% 1,868,358  9.64 to  9.08 17,674    2.80%     13.66% to   12.39%
   2011........................... 1.45% to 2.55% 2,059,827  8.48 to  8.08 17,193    0.02%    (2.97)% to  (4.05)%
   2010........................... 1.45% to 2.55% 2,240,432  8.74 to  8.42 19,331    2.14%      8.66% to    7.44%
   2009........................... 1.45% to 2.55% 2,351,040  8.05 to  7.84 18,728    2.64%     28.36% to   26.93%
   2008........................... 1.45% to 2.55% 2,297,102  6.27 to  6.17 14,294    2.96%   (36.80)% to (37.51)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2012........................... 1.45% to 2.20%   307,244 16.10 to  9.80  4,139    1.81%     12.58% to   11.72%
   2011........................... 1.15% to 2.55% 1,083,871  8.07 to  7.53 10,530    2.37%    (2.18)% to  (3.56)%
   2010........................... 1.15% to 2.55% 1,183,390  8.25 to  7.80 11,872    1.45%      9.92% to    8.36%
   2009........................... 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008........................... 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    2.26%   (37.83)% to (38.72)%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2012........................... 1.40% to 1.40%     2,789 13.47 to 13.47     38    3.24%     16.93% to   16.93%
   2011........................... 1.40% to 1.40%     3,196 11.52 to 11.52     37    1.92%   (11.69)% to (11.69)%
   2010........................... 1.40% to 1.40%     3,148 13.05 to 13.05     41    1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%     4,067  8.99 to  8.99     37    3.00%   (41.07)% to (41.07)%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2012........................... 1.45% to 2.20%   204,409 18.74 to 10.20  3,049    3.06%     16.51% to   15.63%
   2011........................... 1.45% to 2.20%   182,700 16.08 to  8.82  2,513    1.72%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   194,363 18.26 to 10.10  3,075    1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    2.48%   (41.24)% to (41.69)%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2012........................... 1.40% to 1.40%     3,419 18.42 to 18.42     63    6.24%     13.69% to   13.69%
   2011........................... 1.40% to 1.40%     3,907 16.20 to 16.20     63    5.61%    (1.99)% to  (1.99)%
   2010........................... 1.40% to 1.40%     3,826 16.53 to 16.53     63    1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%     3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%     3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012........................... 1.45% to 2.20%   268,016  9.48 to  9.01  2,413    2.09%     19.31% to   18.40%
   2011........................... 1.45% to 2.20%   295,686  7.94 to  7.61  2,243    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.20%   323,330  8.67 to  8.36  2,689    1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20%   383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%   360,804  6.34 to  6.21  2,215    1.35%   (43.16)% to (43.59)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012........................... 1.45% to 1.80%    91,851 12.37 to 12.61  1,092   1.20%      11.76% to   11.37%
   2011........................... 1.45% to 1.80%   100,346 11.06 to 11.32  1,073   0.80%     (3.02)% to  (3.36)%
   2010........................... 1.45% to 1.80%   122,615 11.41 to 11.72  1,368   1.29%       9.96% to    9.57%
   2009........................... 1.45% to 1.80%   151,515 10.38 to 10.69  1,557   1.26%      23.58% to   23.14%
   2008........................... 1.45% to 1.80%   146,011  8.40 to  8.68  1,239   1.24%    (33.91)% to (34.15)%
 Income Fund -- Class 1 Shares
   2012........................... 1.40% to 1.80%   122,269 16.27 to 13.22  1,616   2.23%       4.21% to    3.79%
   2011........................... 1.40% to 1.85%   141,726 15.61 to 11.52  1,807   3.89%       5.71% to    5.23%
   2010........................... 1.40% to 1.80%   169,659 14.77 to 12.10  2,054   3.11%       6.06% to    5.63%
   2009........................... 1.40% to 1.80%   192,545 13.92 to 11.45  2,211   4.01%       6.37% to    5.94%
   2008........................... 1.40% to 1.80%   249,065 13.09 to 10.81  2,728   4.77%     (6.44)% to  (6.82)%
 Premier Growth Equity Fund --
   Class 1 Shares
   2012........................... 1.40% to 1.80%    74,148 11.33 to 12.10    924   0.91%      19.18% to   18.70%
   2011........................... 1.40% to 1.80%    79,010  9.51 to 10.20    827   0.19%     (0.93)% to  (1.33)%
   2010........................... 1.40% to 1.80%    96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009........................... 1.40% to 1.80%   113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008........................... 1.40% to 1.80%   123,394  6.38 to  6.92    863   0.34%    (37.55)% to (37.80)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012........................... 1.15% to 2.55%   285,447 12.22 to 10.25  4,828   1.91%      15.44% to   13.81%
   2011........................... 1.15% to 2.55%   300,164 10.58 to  9.00  4,475   1.24%       8.59% to    7.06%
   2010........................... 1.15% to 2.55%   352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009........................... 1.15% to 2.55%   430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008........................... 1.15% to 2.55%   419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
 S&P 500(R) Index Fund
   2012........................... 1.40% to 2.25%   916,299 12.55 to  9.81 10,957   1.92%      14.07% to   13.09%
   2011........................... 1.40% to 2.25% 1,136,201 11.00 to  8.67 11,921   1.60%       0.29% to  (0.58)%
   2010........................... 1.40% to 2.25% 1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009........................... 1.40% to 2.25% 1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008........................... 1.40% to 2.25% 1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
 Small-Cap Equity Fund -- Class 1
   Shares
   2012........................... 1.40% to 1.80%   126,585 20.34 to 15.64  2,094   0.01%      12.97% to   12.51%
   2011........................... 1.40% to 1.80%   163,078 18.01 to 13.90  2,413   0.00%       1.69% to    1.28%
   2010........................... 1.40% to 1.80%   192,586 17.71 to 13.72  2,809   0.16%      25.69% to   25.18%
   2009........................... 1.40% to 1.80%   240,160 14.09 to 10.96  2,802   0.00%      29.05% to   28.53%
   2008........................... 1.40% to 1.80%   268,919 10.92 to  8.53  2,451   0.41%    (38.47)% to (38.72)%
 Total Return Fund -- Class 1
   Shares
   2012........................... 1.40% to 2.10%   988,835 15.65 to 11.51 13,237   1.50%      10.97% to   10.18%
   2011........................... 1.40% to 2.10% 1,219,298 14.10 to 10.45 14,655   1.64%     (4.20)% to  (4.88)%
   2010........................... 1.40% to 2.10% 1,355,267 14.72 to 10.99 17,060   1.40%       8.11% to    7.34%
   2009........................... 1.40% to 2.10% 1,438,791 13.62 to 10.24 16,812   1.49%      19.12% to   18.27%
   2008........................... 1.40% to 2.10% 1,880,860 11.43 to  8.65 18,765   1.80%    (30.28)% to (30.77)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Total Return Fund -- Class 3
   Shares
   2012........................ 1.35% to 2.55% 11,014,161  9.29 to  9.28 110,103   1.31%      10.73% to    9.38%
   2011........................ 1.35% to 2.55% 12,028,819  8.39 to  8.48 109,324   1.47%     (4.40)% to  (5.56)%
   2010........................ 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009........................ 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008........................ 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
 U.S. Equity Fund -- Class 1
   Shares
   2012........................ 1.40% to 1.80%     64,140 13.72 to 11.60     732   1.13%      14.18% to   13.71%
   2011........................ 1.40% to 1.80%     82,803 12.02 to 10.20     829   0.71%     (4.26)% to  (4.65)%
   2010........................ 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009........................ 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008........................ 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.10%    (36.95)% to (37.21)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2012........................ 1.40% to 1.40%      7,280 11.53 to 11.53      84   1.34%      17.46% to   17.46%
   2011........................ 1.40% to 1.40%      8,265  9.82 to  9.82      81   1.24%     (8.35)% to  (8.35)%
   2010........................ 1.40% to 1.40%      8,427 10.71 to 10.71      90   0.79%       9.64% to    9.64%
   2009........................ 1.40% to 1.40%      9,403  9.77 to  9.77      92   1.81%      16.67% to   16.67%
   2008........................ 1.40% to 1.40%      9,686  8.37 to  8.37      81   1.77%    (35.44)% to (35.44)%
 Goldman Sachs Mid Cap Value
   Fund
   2012........................ 1.40% to 2.10%     26,886 27.82 to 12.31     535   1.01%      16.80% to   15.97%
   2011........................ 1.40% to 2.10%     40,833 23.82 to 10.62     667   0.70%     (7.68)% to  (8.34)%
   2010........................ 1.40% to 2.10%     51,495 25.80 to 11.58     873   0.69%      23.26% to   22.38%
   2009........................ 1.40% to 2.10%     56,556 20.94 to  9.47     799   1.66%      31.30% to   30.36%
   2008........................ 1.40% to 2.10%     70,748 15.95 to  7.26     744   0.89%    (37.94)% to (38.38)%
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4).................... 1.40% to 2.55%  1,126,440  9.94 to  9.89  11,192   0.00%     (1.39)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2012........................ 1.45% to 2.20%    353,450 13.96 to 13.27   4,790   4.65%       3.80% to    3.01%
   2011........................ 1.45% to 2.20%    403,928 13.45 to 12.88   5,292   5.71%       5.90% to    5.10%
   2010........................ 1.45% to 2.20%    467,767 12.70 to 12.26   5,798   4.00%       7.65% to    6.83%
   2009........................ 1.45% to 2.20%    369,762 11.80 to 11.47   4,292   4.03%       8.04% to    7.22%
   2008........................ 1.45% to 2.20%    146,151 10.92 to 10.70   1,569   4.96%     (0.16)% to  (0.92)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2012.............................. 1.45% to 2.20% 131,995 11.18 to 10.62 1,387    1.79%      13.90% to   13.03%
   2011.............................. 1.45% to 2.20% 191,695  9.81 to  9.40 1,775    1.78%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 211,322  9.79 to  9.45 1,956    2.32%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2012.............................. 1.45% to 1.80%   6,129 15.32 to 15.12    93    2.32%      19.30% to   18.88%
   2011.............................. 1.45% to 1.80%   7,522 12.84 to 12.72    96    1.86%    (12.73)% to (13.04)%
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009 (4).......................... 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%  54,006 11.73 to 11.15   610    0.71%      14.61% to   13.74%
   2011.............................. 1.45% to 2.20%  44,097 10.23 to  9.80   437    1.03%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%  48,661 10.99 to 10.44   516    0.79%      14.44% to   13.57%
   2011.............................. 1.45% to 2.20%  52,975  9.60 to  9.20   493    0.84%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    0.59%    (39.70)% to (40.16)%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%  43,730 11.82 to 11.24   503    0.00%      14.42% to   13.55%
   2011.............................. 1.45% to 2.20%  46,746 10.33 to  9.90   472    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.00%    (44.60)% to (45.03)%
 JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1
   2012.............................. 1.45% to 1.80%  64,062 18.73 to 18.49 1,194    1.10%      18.63% to   18.21%
   2011.............................. 1.45% to 1.80%  85,856 15.79 to 15.64 1,351    1.40%       0.68% to    0.33%
   2010.............................. 1.45% to 1.80% 115,040 15.68 to 15.59 1,800    1.23%      21.67% to   21.23%
   2009 (4).......................... 1.45% to 1.80% 139,155 12.89 to 12.86 1,792    0.00%      44.45% to   43.94%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2012.............................. 1.45% to 1.80%    15,314 17.93 to 17.69    273   0.21%      17.99% to   17.57%
   2011.............................. 1.45% to 1.80%    17,616 15.19 to 15.05    267   0.13%     (6.15)% to  (6.48)%
   2010.............................. 1.45% to 1.80%    20,145 16.19 to 16.09    325   0.00%      25.28% to   24.84%
   2009 (4).......................... 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2012.............................. 1.45% to 2.20%   129,931 12.73 to 12.10  1,556   1.46%      15.94% to   15.05%
   2011.............................. 1.45% to 2.20%   188,400 10.98 to 10.52  1,952   1.21%     (3.29)% to  (4.02)%
   2010.............................. 1.45% to 2.20%   200,899 11.36 to 10.96  2,155   0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20%   112,817  7.70 to  7.54    830   1.05%     (35.75% to (36.24)%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    55,834 22.01 to 22.01  1,229   2.82%      12.02% to   12.02%
   2011.............................. 1.40% to 1.40%    62,900 19.65 to 19.65  1,236   2.39%       0.22% to    0.22%
   2010.............................. 1.40% to 1.40%    75,476 19.60 to 19.60  1,480   2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
 Balanced Portfolio -- Service
   Shares
   2012.............................. 1.15% to 2.55% 1,036,357 12.17 to 11.86 13,798   2.49%      12.06% to   10.48%
   2011.............................. 1.15% to 2.55% 1,174,494 10.86 to 10.73 14,118   2.16%       0.19% to  (1.22)%
   2010.............................. 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009.............................. 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008.............................. 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
 Enterprise Portfolio --
   Institutional Shares
   2012.............................. 1.40% to 1.40%    37,721 19.13 to 19.13    722   0.00%      15.64% to   15.64%
   2011.............................. 1.40% to 1.40%    43,325 16.55 to 16.55    717   0.00%     (2.80)% to  (2.80)%
   2010.............................. 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009.............................. 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008.............................. 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
 Enterprise Portfolio -- Service
   Shares
   2012.............................. 1.45% to 1.60%     6,653 14.16 to 19.36    100   0.00%      15.29% to   15.11%
   2011.............................. 1.45% to 1.60%     7,134 12.28 to 16.82     93   0.00%     (3.08)% to  (3.22)%
   2010.............................. 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009.............................. 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008.............................. 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2012.............................. 1.40% to 1.40%     1,621 20.36 to 20.36     33   3.16%       6.82% to    6.82%
   2011.............................. 1.40% to 1.40%     3,339 19.06 to 19.06     64   3.67%       5.26% to    5.26%
   2010.............................. 1.40% to 1.40%     4,142 18.11 to 18.11     75   3.42%       6.46% to    6.46%
   2009.............................. 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008.............................. 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
 Forty Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    39,832 20.69 to 20.69    824   0.68%      22.42% to   22.42%
   2011.............................. 1.40% to 1.40%    49,845 16.90 to 16.90    842   0.33%     (8.00)% to  (8.00)%
   2010.............................. 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009.............................. 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008.............................. 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
 Forty Portfolio -- Service Shares
   2012.............................. 1.15% to 2.55%   755,932  9.36 to 11.01  8,780   0.57%      22.43% to   20.69%
   2011.............................. 1.15% to 2.55%   773,473  7.64 to  9.12  7,463   0.25%     (8.01)% to  (9.31)%
   2010.............................. 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009.............................. 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008.............................. 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
 Global Technology Portfolio --
   Service Shares
   2012.............................. 1.60% to 1.60%       682 13.02 to 13.02      9   0.00%      17.24% to   17.24%
   2011.............................. 1.60% to 1.60%       904 11.10 to 11.10     10   0.00%    (10.12)% to (10.12)%
   2010.............................. 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009.............................. 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008.............................. 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
 Janus Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    32,552 12.13 to 12.13    395   0.54%      16.92% to   16.92%
   2011.............................. 1.40% to 1.40%    37,645 10.38 to 10.38    391   0.48%     (6.62)% to  (6.62)%
   2010.............................. 1.40% to 1.40%    60,346 11.11 to 11.11    671   1.08%      12.92% to   12.92%
   2009.............................. 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008.............................. 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
 Janus Portfolio -- Service Shares
   2012.............................. 1.45% to 1.60%     6,118  9.61 to 11.43     61   0.44%      16.57% to   16.39%
   2011.............................. 1.45% to 1.80%     9,642  8.25 to  9.63     84   0.44%     (6.91)% to  (7.24)%
   2010.............................. 1.45% to 1.80%     9,826  8.86 to 10.38     92   0.33%      12.60% to   12.20%
   2009.............................. 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008.............................. 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
 Overseas Portfolio -- Institutional
   Shares
   2012.............................. 1.40% to 1.40%    12,886 22.19 to 22.19    286   0.67%      11.87% to   11.87%
   2011.............................. 1.40% to 1.40%    17,910 19.84 to 19.84    355   0.47%    (33.12)% to (33.12)%
   2010.............................. 1.40% to 1.40%    22,602 29.66 to 29.66    670   0.66%      23.56% to   23.56%
   2009.............................. 1.40% to 1.40%    38,337 24.01 to 24.01    920   0.55%      77.05% to   77.05%
   2008.............................. 1.40% to 1.40%    44,047 13.56 to 13.56    597   2.66%    (52.79)% to (52.79)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                         NET   INVESTMENT
                                        % OF AVERAGE                        ASSETS   INCOME
                                       NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------ -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service Shares
   2012............................... 1.45% to 1.80% 20,038 17.52 to 19.77   383    0.57%      11.54% to   11.14%
   2011............................... 1.45% to 1.80% 31,126 15.70 to 17.79   529    0.37%    (33.32)% to (33.56)%
   2010............................... 1.45% to 1.80% 41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009............................... 1.45% to 1.80% 42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80% 50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
 Worldwide Portfolio -- Institutional
   Shares
   2012............................... 1.40% to 1.40% 39,716 10.63 to 10.63   422    0.85%      18.39% to   18.39%
   2011............................... 1.40% to 1.40% 47,807  8.98 to  8.98   429    0.51%    (14.95)% to (14.95)%
   2010............................... 1.40% to 1.40% 68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009............................... 1.40% to 1.40% 84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40% 98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
 Worldwide Portfolio -- Service
   Shares
   2012............................... 1.45% to 1.80% 19,007  8.59 to  9.71   176    0.79%      18.12% to   17.70%
   2011............................... 1.45% to 1.80% 21,521  7.27 to  8.25   169    0.46%    (15.23)% to (15.53)%
   2010............................... 1.45% to 1.80% 26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009............................... 1.45% to 1.80% 35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80% 38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012............................... 1.45% to 2.10% 23,326 17.59 to 12.38   400    0.12%      16.74% to   15.96%
   2011............................... 1.45% to 2.10% 42,124 15.07 to 10.68   622    0.00%       0.68% to    0.02%
   2010............................... 1.45% to 2.10% 47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009............................... 1.45% to 2.10% 52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10% 74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2012............................... 1.40% to 1.40%    142 10.31 to 10.31     1    1.52%      12.60% to   12.60%
   2011............................... 1.40% to 1.40%    622  9.16 to  9.16     6    3.08%       6.39% to    6.39%
   2010............................... 1.40% to 1.40%    774  8.61 to  8.61     7    1.53%      10.69% to   10.69%
   2009............................... 1.40% to 1.40%  7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%  8,134  6.42 to  6.42    52    0.95%    (35.93)% to (35.93)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2012............................... 1.45% to 2.30% 52,962 10.22 to  9.73   526    2.71%      12.42% to   11.45%
   2011............................... 1.45% to 2.30% 62,437  9.09 to  8.73   554    3.01%       6.15% to    5.24%
   2010............................... 1.45% to 2.30% 71,263  8.56 to  8.29   599    3.76%      10.49% to    9.54%
   2009............................... 1.45% to 2.30% 74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008............................... 1.60% to 2.30% 78,379  6.39 to  6.32   498    1.05%    (36.00)% to (36.46)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012............................. 1.45% to 1.85%  31,836  9.11 to  8.91   288    1.65%      13.31% to   12.85%
   2011............................. 1.45% to 1.85%  36,440  8.04 to  7.89   291    1.26%     (7.55)% to  (7.93)%
   2010............................. 1.45% to 1.85%  43,918  8.70 to  8.57   380    1.70%      14.91% to   14.45%
   2009............................. 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008............................. 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2012............................. 1.40% to 1.40%   2,361 15.19 to 15.19    36    2.22%      14.87% to   14.87%
   2011............................. 1.40% to 1.40%   2,611 13.22 to 13.22    35    2.17%       3.49% to    3.49%
   2010............................. 1.40% to 1.40%   2,957 12.78 to 12.78    38    2.91%       7.93% to    7.93%
   2009............................. 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008............................. 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.27%    (36.53)% to (36.53)%
Legg Mason Partners Variable Income
  Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2012............................. 1.40% to 1.40%   2,447 17.94 to 17.94    44    2.66%       6.26% to    6.26%
   2011............................. 1.40% to 1.40%   2,710 16.88 to 16.88    46    3.52%       5.38% to    5.38%
   2010............................. 1.40% to 1.40%   2,786 16.02 to 16.02    45    2.23%      10.26% to   10.26%
   2009............................. 1.40% to 1.40%   4,244 14.53 to 14.53    62    4.48%      20.12% to   20.12%
   2008............................. 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012............................. 1.45% to 1.85%  78,688 10.21 to 12.33   888    0.21%      14.99% to   14.52%
   2011............................. 1.45% to 1.85% 108,955  8.88 to 10.76 1,067    0.25%     (1.08)% to  (1.48)%
   2010............................. 1.45% to 1.85% 144,795  8.98 to 10.93 1,421    0.29%      10.53% to   10.08%
   2009............................. 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008............................. 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012............................. 1.45% to 1.80%  59,861 11.79 to 12.50   739    0.75%      17.11% to   16.69%
   2011............................. 1.45% to 1.80%  83,730 10.07 to 10.71   885    0.70%     (3.83)% to  (4.17)%
   2010............................. 1.45% to 1.80% 115,950 10.47 to 11.18 1,273    1.08%       9.27% to    8.89%
   2009............................. 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008............................. 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.56%    (34.22)% to (34.46)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2012............................. 1.45% to 1.85%  31,713 14.04 to 15.41   456    0.00%      19.14% to   18.66%
   2011............................. 1.45% to 1.85%  39,514 11.78 to 12.99   477    0.00%    (11.79)% to (12.15)%
   2010............................. 1.45% to 1.85%  68,381 13.36 to 14.78   935    0.00%      33.97% to   33.43%
   2009............................. 1.40% to 1.85%  75,052 14.86 to 11.08   768    0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%  91,281  6.21 to  6.93   581    0.00%    (40.40)% to (40.64)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2012............................. 1.45% to 1.80%    20,836 16.23 to 15.64    334   5.66%       9.00% to    8.61%
   2011............................. 1.45% to 1.80%    25,293 14.89 to 14.40    372   5.42%       3.02% to    2.66%
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2012............................. 1.45% to 2.55% 1,103,829 15.01 to  9.66 12,437   2.50%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 1,213,487 13.73 to  8.94 12,675   2.35%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   2.79%    (23.45)% to (24.30)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2012............................. 1.45% to 1.80%   189,063 20.13 to 25.78  3,415   6.29%      11.57% to   11.17%
   2011............................. 1.45% to 1.80%   212,205 18.05 to 23.19  3,524   2.99%       4.97% to    4.59%
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   1.27%    (38.71)% to (38.93)%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2012............................. 1.40% to 1.40%    18,380 12.90 to 12.90    237   1.39%      10.76% to   10.76%
   2011............................. 1.40% to 1.40%    21,207 11.65 to 11.65    247   2.41%     (0.68)% to  (0.68)%
   2010............................. 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   3.86%    (44.27)% to (44.27)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2012............................. 1.45% to 2.55%   687,321 10.07 to  7.40  5,817   1.18%      10.48% to    9.24%
   2011............................. 1.45% to 2.55%   796,468  9.12 to  6.78  6,165   2.08%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   2.35%    (44.43)% to (45.06)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2012............................. 1.40% to 1.40%    15,774 13.69 to 13.69    216   0.65%      12.52% to   12.52%
   2011............................. 1.40% to 1.40%    17,930 12.16 to 12.16    218   0.36%     (2.53)% to  (2.53)%
   2010............................. 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009............................. 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008............................. 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012......................... 1.45% to 1.80%   157,121 14.72 to 14.19  2,163   0.39%      12.15% to   11.75%
   2011......................... 1.45% to 1.80%   200,299 13.13 to 12.70  2,484   0.12%     (2.80)% to  (3.15)%
   2010......................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009......................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008......................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
 Oppenheimer Core Bond
   Fund/VA -- Non-Service
   Shares
   2012......................... 1.40% to 1.40%    26,208 11.61 to 11.61    304   5.01%       8.74% to    8.74%
   2011......................... 1.40% to 1.40%    30,409 10.68 to 10.68    325   6.38%       6.76% to    6.76%
   2010......................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009......................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008......................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012......................... 1.15% to 2.55% 1,033,475  9.74 to  9.20 12,158   1.97%      19.55% to   17.86%
   2011......................... 1.15% to 2.55% 1,227,371  8.15 to  7.80 12,121   1.08%     (9.58)% to (10.86)%
   2010......................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009......................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008......................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.03%    (41.02)% to (41.86)%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2012 (4)..................... 1.40% to 1.40%     3,690 10.15 to 10.15     37   0.00%       8.69% to    8.69%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2012......................... 1.15% to 2.55% 1,601,386  9.67 to  9.05 16,435   0.63%      15.26% to   13.63%
   2011......................... 1.15% to 2.55% 3,109,302  8.39 to  7.97 27,624   0.59%     (1.46)% to  (2.85)%
   2010......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   0.78%    (39.33)% to (40.19)%
 Oppenheimer Main Street Small-
   & Mid-Cap Fund(R)/VA --
   Service Shares
   2012......................... 1.15% to 2.55% 1,315,844 10.91 to  9.49 16,051   0.33%      16.31% to   14.66%
   2011......................... 1.15% to 2.55% 1,483,376  9.38 to  8.27 15,754   0.40%     (3.50)% to  (4.87)%
   2010......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.26%    (38.72)% to (39.59)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2012......................... 1.40% to 1.40%    15,651 12.26 to 12.26    192   0.00%      14.81% to   14.81%
   2011......................... 1.40% to 1.40%    18,530 10.68 to 10.68    198   0.00%     (0.31)% to  (0.31)%
   2010......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231   0.00%      25.68% to   25.68%
   2009......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251   0.00%      30.75% to   30.75%
   2008......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204   0.00%    (49.78)% to (49.78)%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2012......................... 1.45% to 1.80%    13,320 15.34 to 14.82    201   0.00%      14.48% to   14.07%
   2011......................... 1.45% to 1.80%    14,830 13.40 to 12.99    196   0.00%     (0.62)% to  (0.98)%
   2010......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258   0.00%      25.32% to   24.88%
   2009......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202   0.00%      30.34% to   29.88%
   2008......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155   0.00%    (49.95)% to (50.13)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.45% to 1.70%   111,121 14.36 to 12.38  1,562   4.67%      13.14% to   12.85%
   2011......................... 1.45% to 1.70%   137,769 12.69 to 10.97  1,704   7.68%       0.45% to    0.20%
   2010......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831   6.65%      11.37% to   11.08%
   2009......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506   8.20%      19.67% to   19.36%
   2008......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874   5.36%    (17.13)% to (17.34)%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2012......................... 1.45% to 1.80%     5,395 16.60 to 15.44     85   2.29%       9.24% to    8.85%
   2011......................... 1.45% to 1.80%     6,860 15.20 to 14.18     99   2.12%       5.22% to    4.85%
   2010......................... 1.45% to 1.80%     7,381 14.44 to 13.53    102   1.86%       6.92% to    6.54%
   2009......................... 1.45% to 1.80%     8,041 13.51 to 12.70    104   3.38%      13.92% to   13.52%
   2008......................... 1.45% to 1.80%     8,783 11.86 to 11.18    100   3.06%     (3.81)% to  (4.15)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.55%   578,719 13.73 to 12.54  9,066   5.79%      12.98% to   11.38%
   2011......................... 1.15% to 2.55%   774,823 12.15 to 11.25 10,630   6.96%       2.15% to    0.71%
   2010......................... 1.15% to 2.55%   885,349 11.90 to 11.18 12,017   7.22%      13.15% to   11.55%
   2009......................... 1.15% to 2.55%   714,532 10.51 to 10.02  8,897   8.71%      38.65% to   36.69%
   2008......................... 1.15% to 2.55%   701,997  7.58 to  7.33  6,448   6.77%    (24.39)% to (25.46)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012......................... 1.45% to 2.25%   285,273 23.21 to 15.90  5,959   2.16%       2.92% to    2.08%
   2011......................... 1.45% to 2.25%   330,779 22.55 to 15.57  6,722   2.79%      25.99% to   24.97%
   2010......................... 1.45% to 2.25%   424,854 17.90 to 12.46  6,870   3.72%       9.99% to    9.09%
   2009......................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779   3.75%     (5.48)% to  (6.82)%
   2008......................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710   3.69%      15.94% to   14.31%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2012............................ 1.15% to 2.55% 2,691,053 12.09 to 11.61 32,665   1.92%       4.63% to    3.15%
   2011............................ 1.15% to 2.55% 3,008,024 11.55 to 11.25 35,104   1.68%     (0.05)% to  (1.46)%
   2010............................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934   1.62%       4.08% to    2.60%
   2009............................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371   3.47%      12.02% to   10.43%
   2008............................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729   4.01%     (1.57)% to  (2.96)%
 Total Return Portfolio --
   Administrative Class Shares
   2012............................ 1.15% to 2.55% 2,961,249 14.02 to 13.55 45,967   2.58%       8.32% to    6.79%
   2011............................ 1.15% to 2.55% 3,379,373 12.94 to 12.69 48,982   2.62%       2.42% to    0.97%
   2010............................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095   2.41%       6.86% to    5.35%
   2009............................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444   5.14%      12.73% to   11.13%
   2008............................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193   4.45%       3.59% to    2.12%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2012............................ 1.45% to 1.80%    48,310 11.19 to 12.76    590   0.00%      15.07% to   14.66%
   2011............................ 1.45% to 1.80%    46,227  9.72 to 11.13    501   0.00%       0.69% to    0.33%
   2010............................ 1.45% to 1.80%    79,515  9.65 to 11.09    859   0.00%      16.77% to   16.35%
   2009............................ 1.45% to 1.80%    88,229  8.27 to  9.53    816   0.00%      49.80% to   49.27%
   2008............................ 1.45% to 1.80%    93,813  5.52 to  6.39    579   0.17%    (42.76)% to (42.96)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.40% to 1.40%    14,552 12.17 to 12.17    177   1.15%       8.32% to    8.32%
   2011............................ 1.40% to 1.40%    17,065 11.23 to 11.23    192   1.01%     (1.74)% to  (1.74)%
   2010............................ 1.40% to 1.40%    18,075 11.43 to 11.43    207   0.75%      11.80% to   11.80%
   2009............................ 1.40% to 1.40%    20,636 10.22 to 10.22    211   0.65%      45.51% to   45.51%
   2008............................ 1.40% to 1.40%    21,446  7.03 to  7.03    151   0.21%    (46.91)% to (46.91)%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.40% to 1.40%     9,669 13.33 to 13.33    129   0.00%      10.92% to   10.92%
   2011............................ 1.40% to 1.40%    13,323 12.02 to 12.02    160   0.00%     (4.53)% to  (4.53)%
   2010............................ 1.40% to 1.40%    20,842 12.59 to 12.59    262   0.00%      23.54% to   23.54%
   2009............................ 1.40% to 1.40%    24,206 10.19 to 10.19    247   0.00%      43.48% to   43.48%
   2008............................ 1.40% to 1.40%    27,156  7.10 to  7.10    193   0.00%    (47.35)% to (47.35)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.45% to 1.80%    52,469 20.48 to 19.79    967   0.00%       9.01% to    8.62%
   2011............................ 1.45% to 1.80%    60,079 18.79 to 18.22  1,021   0.00%     (5.89)% to  (6.22)%
   2010............................ 1.45% to 1.80%    85,861 19.96 to 19.42  1,597   0.00%       5.81% to    5.43%
   2009............................ 1.45% to 2.25%    88,087 18.87 to  9.82  1,554   0.00%      55.12% to   53.86%
   2008............................ 1.45% to 2.25%    88,573 12.16 to  6.39  1,015   0.00%    (40.28)% to (40.77)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2012................................ 1.45% to 1.85%   6,624 17.14 to 12.30   111    0.00%      14.05% to   13.58%
   2011................................ 1.45% to 1.85%   7,047 15.03 to 10.83   103    0.00%     (1.53)% to  (1.93)%
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116    0.02%       9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113    0.29%      40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61    0.07%    (38.46)% to (38.71)%
 Natural Resources Portfolio --
   Class II Shares
   2012................................ 1.15% to 2.55% 385,947  7.88 to  9.35 4,484    0.00%     (4.04)% to  (5.40)%
   2011................................ 1.15% to 2.25% 239,218  8.21 to 11.66 3,317    0.00%    (20.28)% to (21.16)%
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585    0.08%      26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    0.25%      74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    0.23%    (53.73)% to (54.38)%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012................................ 1.45% to 1.70%   9,489 13.92 to 13.84   132    0.00%      18.64% to   18.34%
   2011................................ 1.45% to 1.70%  11,837 11.74 to 11.69   139    0.00%     (6.91)% to  (7.14)%
   2010 (4)............................ 1.45% to 1.70%  10,084 12.61 to 12.59   127    0.00%      64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Balance Sheets as of December 31, 2012 and 2011................................................ F-2

   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010...................... F-3

   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010........ F-4

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2012, 2011 and
     2010...................................................................................................... F-5

   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.................. F-6

   Notes to Consolidated Financial Statements.................................................................. F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/  KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 --------------------
                                    2012       2011
                                 ---------  ---------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 6,289.9  $ 5,752.0
   Equity securities
    available-for-sale,
    at fair value...............      11.2        0.2
   Commercial mortgage
    loans.......................     778.0      779.2
   Policy loans.................      27.9       28.9
   Other invested assets........     400.7      535.2
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     311.4      303.9
                                 ---------  ---------
    Total investments...........   7,819.1    7,399.4
 Cash and cash
   equivalents..................      85.6      104.0
 Accrued investment
   income.......................      65.8       63.5
 Deferred acquisition
   costs........................     273.7      313.4
 Intangible assets..............       7.8       16.8
 Reinsurance recoverable........   2,121.4    2,056.3
 Other assets...................      40.9       57.1
 Separate account assets........     871.2      885.0
                                 ---------  ---------
    Total assets................ $11,285.5  $10,895.5
                                 =========  =========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,883.0  $ 2,728.6
   Policyholder account
    balances....................   4,092.0    4,142.3
   Liability for policy
    and contract claims.........     590.7      513.9
   Unearned premiums............      64.0       62.1
   Other liabilities
    ($104.0 and $177.1
    other liabilities
    related to variable
    interest entities)..........     841.5      952.2
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       7.7        6.3
   Deferred tax liability.......     311.0      218.9
   Separate account
    liabilities.................     871.2      885.0
                                 ---------  ---------
    Total liabilities...........   9,661.1    9,509.3
                                 ---------  ---------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1        3.1
   Additional paid-in
    capital.....................     855.1      842.9
                                 ---------  ---------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................     346.6      243.7
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (4.0)      (8.3)
                                 ---------  ---------
    Net unrealized
     investment gains
     (losses)...................     342.6      235.4
                                 ---------  ---------
    Derivatives
     qualifying as hedges.......     136.7      149.8
                                 ---------  ---------
   Total accumulated
    other comprehensive
    income (loss)...............     479.3      385.2
   Retained earnings............     286.9      155.0
                                 ---------  ---------
    Total stockholders'
     equity.....................   1,624.4    1,386.2
                                 ---------  ---------
    Total liabilities
     and stockholders'
     equity..................... $11,285.5  $10,895.5
                                 =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          ----------------------
                           2012     2011    2010
                          ------   ------  ------
Revenues:
Net investment income.... $338.5   $329.4  $316.6
Premiums.................  189.4    182.5   182.2
Net investment gains
  (losses)...............   86.5    (64.6)  (20.4)
Policy fees and other
  income.................   51.9     43.9    45.9
                          ------   ------  ------
   Total revenues........  666.3    491.2   524.3
                          ------   ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  257.3    237.5   222.0
Interest credited........  107.3    111.4   117.0
Acquisition and
  operating expenses,
  net of deferrals.......   51.2     61.2    58.5
Amortization of deferred
  acquisition costs and
  intangibles............   47.4     39.9    28.8
Goodwill impairment......     --     49.1      --
Interest expense.........    1.6      2.0     2.1
                          ------   ------  ------
   Total benefits and
     expenses............  464.8    501.1   428.4
                          ------   ------  ------
Income (loss) before
  income taxes...........  201.5     (9.9)   95.9
Provision for income
  taxes..................   69.6     11.7    33.1
                          ------   ------  ------
Net income (loss)........ $131.9   $(21.6) $ 62.8
                          ======   ======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (4.8)  $ (8.9) $ (7.6)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........    2.1     (0.6)   (9.2)
                          ------   ------  ------
Net other-than-temporary
  impairments............   (2.7)    (9.5)  (16.8)
Other investment gains
  (losses)...............   89.2    (55.1)   (3.6)
                          ------   ------  ------
Total net investment
  gains (losses)......... $ 86.5   $(64.6) $(20.4)
                          ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                Consolidated Statements of Comprehensive Income

                             (Amounts in millions)

                             YEARS ENDED DECEMBER 31,
                             ----------------------
                              2012      2011    2010
                             ------    ------  ------
Net income (loss)........... $131.9    $(21.6) $ 62.8

Other comprehensive
  income (loss), net of
  taxes:
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............  102.9     177.4    73.2
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    4.3      (3.0)    1.5
   Derivatives
     qualifying as hedges...  (13.1)    102.3    12.8
                             ------    ------  ------
   Total other
     comprehensive
     income (loss)..........   94.1     276.7    87.5
                             ------    ------  ------
Total comprehensive
  income (loss)............. $226.0    $255.1  $150.3
                             ======    ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2009.........  $3.1    $842.9      $(48.9)    $ 215.9    $1,013.0
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        69.9      (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --          --        62.8        62.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        73.2          --        73.2
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         1.5          --         1.5
   Derivatives
     qualifying as hedges...    --        --        12.8          --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               150.3
                              ----    ------      ------     -------    --------
Balances as of
  December 31, 2010.........   3.1     842.9       108.5       176.6     1,131.1
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --          --       (21.6)      (21.6)
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --       177.4          --       177.4
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --        (3.0)         --        (3.0)
   Derivatives
     qualifying as hedges...    --        --       102.3          --       102.3
                                                                        --------
Total comprehensive
  income (loss).............                                               255.1
                              ----    ------      ------     -------    --------
Balances as of
  December 31, 2011.........   3.1     842.9       385.2       155.0     1,386.2
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --          --       131.9       131.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --       102.9          --       102.9
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --         4.3          --         4.3
   Derivatives
     qualifying as hedges...    --        --       (13.1)         --       (13.1)
                                                                        --------
Total comprehensive
  income (loss).............                                               226.0
Transactions with former
  parent....................    --      12.0          --          --        12.0
Other transactions with
  stockholders..............    --       0.2          --          --         0.2
                              ----    ------      ------     -------    --------
Balances as of
  December 31, 2012.........  $3.1    $855.1      $479.3     $ 286.9    $1,624.4
                              ====    ======      ======     =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)


                               YEARS ENDED DECEMBER 31,
                            -----------------------------
                               2012       2011      2010
                            ---------  ---------  -------
Cash flows from
 operating activities:
 Net income (loss)......... $   131.9  $   (21.6) $  62.8
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................     (86.5)      64.6     20.4
   Charges assessed to
    policyholders..........     (36.1)     (26.4)   (19.1)
   Amortization of fixed
    maturity discounts
    and premiums and
    limited partnerships...     (12.5)     (11.4)    (1.6)
   Acquisition costs
    deferred...............     (34.3)     (36.9)   (27.1)
   Amortization of
    deferred acquisition
    costs and intangibles..      47.4       39.9     28.8
   Goodwill impairment.....        --       49.1       --
   Deferred income taxes...      52.8       (0.2)    16.6
   Net increase in
    trading securities,
    held-for-sale
    investments and
    derivative
    instruments............      98.7       32.9     14.2
 Change in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................      (8.3)      (1.1)   (28.8)
   Insurance reserves......     232.7      261.0    251.2
   Other liabilities and
    other policy-related
    balances...............      64.0       79.3     60.3
                            ---------  ---------  -------
 Net cash from operating
   activities..............     449.8      429.2    377.7
                            ---------  ---------  -------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............     412.5      437.4    366.1
   Commercial mortgage
    loans..................      81.0       77.9     67.5
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......     313.6      253.3    320.3
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (1,065.5)  (1,086.6)  (802.5)
   Commercial mortgage
    loans..................     (79.0)     (71.4)   (58.4)
 Other invested assets,
   net.....................       0.2        0.2     (0.4)
 Policy loans, net.........        --        0.6      0.6
                            ---------  ---------  -------
 Net cash from investing
   activities..............    (337.2)    (388.6)  (106.8)
                            ---------  ---------  -------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............     384.7      424.3    195.6
 Withdrawals from
   universal life and
   investment contracts....    (519.9)    (455.7)  (501.1)
 Other, net................       4.2       (3.1)     7.6
                            ---------  ---------  -------
 Net cash from financing
   activities..............    (131.0)     (34.5)  (297.9)
                            ---------  ---------  -------
 Net change in cash and
   cash equivalents........     (18.4)       6.1    (27.0)
Cash and cash
 equivalents at
 beginning of period.......     104.0       97.9    124.9
                            ---------  ---------  -------
Cash and cash
 equivalents at end of
 period.................... $    85.6  $   104.0  $  97.9
                            =========  =========  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2012, 2011 and 2010

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

  (C) NATURE OF BUSINESS

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products in our U.S. Life
Insurance segment are long-term care insurance, fixed deferred and immediate annuities for the retirement market and life insurance. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and institutional products. Institutional products consist of funding agreement backed notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2012, 2011 and 2010, 67.7%, 69.5% and 46.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 39.7%, 38.1%, and 17.4%, respectively, of total product sales. An adverse change in our distribution relationship with this financial institution could have a significant effect on our sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $47.3 million and $48.1 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $49.4 million, and the offsetting obligation to return collateral of $49.4 million, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2012 and 2011, the fair value of securities pledged under the repurchase program was $92.8 million and $142.7 million, respectively, and the repurchase obligation of $87.3 million and $127.1 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS AND RELATED INSURANCE OBLIGATIONS

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as an embedded derivative; see notes 3 and 12 for additional information on these embedded derivatives and related fair value measurement disclosures.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For long-term care insurance products, benefit reductions are treated as partial lapse of coverage with the balance of our future policy benefits and deferred acquisition costs both reduced in proportion to the reduced coverage. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

  (U) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

  (V) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities.

  (W) ACCOUNTING CHANGES

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board ("FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Repurchase Agreements and Other Agreements

   On January 1, 2012, we adopted new accounting guidance related to repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removed the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria used to determine effective control and was effective for us prospectively for any transactions occurring on or after January 1, 2012. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements as the remaining goodwill balance was impaired prior to the adoption.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances were impaired and had zero carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION  RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION (2) CONSOLIDATION
---------------------     --------- ------------------------ -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)            $ 302.7
Accrued investment income     0.2                --                 0.2
                           ------            ------             -------
   Total assets..........   322.3             (19.4)              302.9
                           ------            ------             -------
Liabilities
Other liabilities........   120.7                --               120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                8.2
                           ------            ------             -------
   Total liabilities.....   142.8             (13.9)              128.9
                           ------            ------             -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)              174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                         327.7
                                                                -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                        (153.7)
   Tax effect............                                          54.7
                                                                -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                       $ (99.0)
                                                                =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

  (X) RETROSPECTIVE ACCOUNTING CHANGES

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $11.4 million as of January 1, 2010, and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010.

   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                   AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                              ------------- ---------- -------------- ------------
Assets
   Total investments..............................   $ 7,399.4    $    --       $   --      $ 7,399.4
   Cash and cash
     equivalents..................................       104.0         --           --          104.0
   Accrued investment
     income.......................................        63.5         --           --           63.5
   Deferred acquisition
     costs........................................       428.5     (115.1)          --          313.4
   Intangible assets..............................        16.6        0.2           --           16.8
   Reinsurance
     recoverable..................................     2,049.0         --          7.3        2,056.3
   Other assets...................................        57.1         --           --           57.1
   Separate account
     assets.......................................       885.0         --           --          885.0
                                                     ---------    -------       ------      ---------
          Total assets............................   $11,003.1    $(114.9)      $  7.3      $10,895.5
                                                     =========    =======       ======      =========
Liabilities and
  stockholders' equity
   Liabilities:
       Future policy
         benefits.................................   $ 2,699.7    $    --       $ 28.9      $ 2,728.6
       Policyholder
         account balances.........................     4,142.3         --           --        4,142.3
       Liability for
         policy and
         contract claims..........................       513.9         --           --          513.9
       Unearned premiums..........................        64.4       (2.3)          --           62.1
       Other liabilities..........................       952.2         --           --          952.2
       Borrowings
         related to
         variable
         interest
         entities.................................         6.3         --           --            6.3
       Deferred tax
         liability................................       266.2      (39.7)        (7.6)         218.9
       Separate account
         liabilities..............................       885.0         --           --          885.0
                                                     ---------    -------       ------      ---------
          Total
            liabilities...........................     9,530.0      (42.0)        21.3        9,509.3
                                                     ---------    -------       ------      ---------
   Stockholder's equity:
       Common stock...............................         3.1                                    3.1
       Additional
         paid-in capital..........................       842.9         --           --          842.9

       Accumulated other
         comprehensive
         income (loss):
          Net unrealized
            investment
            gains
            (losses):
              Net
                unrealized
                gains
                (losses)
                on
                securities
                not
                other-than-temporarily
                impaired..........................       237.3        6.4           --          243.7
              Net
                unrealized
                gains
                (losses)
                on
                other-than-
                temporarily
                impaired
                securities........................        (8.3)        --           --           (8.3)
                                                     ---------    -------       ------      ---------
          Net unrealized
            investment
            gains
            (losses)..............................       229.0        6.4           --          235.4
                                                     ---------    -------       ------      ---------
          Derivatives
            qualifying
            as hedges.............................       149.8         --           --          149.8
                                                     ---------    -------       ------      ---------
       Total accumulated
         other
         comprehensive
         income (loss)............................       378.8        6.4           --          385.2
       Retained earnings..........................       248.3      (79.3)       (14.0)         155.0
                                                     ---------    -------       ------      ---------
          Total
            stockholders'
            equity................................     1,473.1      (72.9)       (14.0)       1,386.2
                                                     ---------    -------       ------      ---------
          Total
            liabilities
            and
            stockholder's
            equity................................   $11,003.1    $(114.9)      $  7.3      $10,895.5
                                                     =========    =======       ======      =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------     ------------- ---------- -------------- ------------
Revenues:
Net investment income....    $329.4       $  --        $  --         $329.4
Premiums.................     182.5          --           --          182.5
Net investment gains
  (losses)...............     (64.6)         --           --          (64.6)
Insurance and investment
  product fees and other.      43.9          --           --           43.9
                             ------       -----        -----         ------
   Total revenues........     491.2          --           --          491.2
                             ------       -----        -----         ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............     235.1          --          2.4          237.5
Interest credited........     111.4          --           --          111.4
Acquisition and
  operating expenses,
  net of deferrals.......      48.6        12.6           --           61.2
Amortization of deferred
  acquisition costs and
  intangibles............      44.5        (4.6)          --           39.9
Goodwill impairment......      49.1          --           --           49.1
Interest expense.........       2.0          --           --            2.0
                             ------       -----        -----         ------
   Total benefits and
     expenses............     490.7         8.0          2.4          501.1
                             ------       -----        -----         ------
Income (loss) before
  income taxes...........       0.5        (8.0)        (2.4)          (9.9)
Provision for income
  taxes..................      15.5        (2.9)        (0.9)          11.7
                             ------       -----        -----         ------
Net loss.................    $(15.0)      $(5.1)       $(1.5)        $(21.6)
                             ======       =====        =====         ======

   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------     ------------- ---------- -------------- ------------
Revenues:
Net investment income....    $316.6       $   --       $  --         $316.6
Premiums.................     182.2           --          --          182.2
Net investment gains
  (losses)...............     (20.4)          --          --          (20.4)
Insurance and investment
  product fees and other.      45.9           --          --           45.9
                             ------       ------       -----         ------
   Total revenues........     524.3           --          --          524.3
                             ------       ------       -----         ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............     220.1          0.2         1.7          222.0
Interest credited........     117.0           --          --          117.0
Acquisition and
  operating expenses,
  net of deferrals.......      47.2         11.3          --           58.5
Amortization of deferred
  acquisition costs and
  intangibles............      49.8        (21.0)         --           28.8
Interest expense.........       2.1           --          --            2.1
                             ------       ------       -----         ------
   Total benefits and
     expenses............     436.2         (9.5)        1.7          428.4
                             ------       ------       -----         ------
Income before income
  taxes..................      88.1          9.5        (1.7)          95.9
Provision for income
  taxes..................      30.2          3.5        (0.6)          33.1
                             ------       ------       -----         ------
Net income...............    $ 57.9       $  6.0       $(1.1)        $ 62.8
                             ======       ======       =====         ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------          ------------- ---------- -------------- ------------
Cash flows from
  operating activities:
   Net loss...................    $(15.0)      $(5.1)       $(1.5)        $(21.6)
   Adjustments to
     reconcile net loss
     to net cash from
     operating
     activities:
       Net investment
         losses (gains).......      64.6          --           --           64.6
       Charges assessed
         to policyholders.....     (26.4)         --           --          (26.4)
       Amortization of
         fixed maturity
         discounts and
         premiums and
         limited
         partnerships.........     (11.4)         --           --          (11.4)
       Acquisition costs
         deferred.............     (49.5)       12.6           --          (36.9)
       Amortization of
         deferred
         acquisition
         costs and
         intangibles..........      44.5        (4.6)          --           39.9
       Goodwill
         impairment...........      49.1          --           --           49.1
       Deferred income
         taxes................       3.6        (2.9)        (0.9)          (0.2)
       Net increase in
         trading
         securities,
         held-for-sale
         investments and
         derivative
         instruments..........      32.9          --           --           32.9
   Change in certain
     assets and
     liabilities:
       Accrued
         investment
         income and
         other assets.........      (1.1)         --           --           (1.1)
       Insurance reserves.....     258.6          --          2.4          261.0
       Other liabilities
         and other
         policy-related
         balances.............      79.3          --           --           79.3
                                  ------       -----        -----         ------
   Net cash from
     operating activities.....    $429.2       $  --        $  --         $429.2
                                  ======       =====        =====         ======

   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------          ------------- ---------- -------------- ------------
Cash flows from
  operating activities:
   Net income.................    $ 57.9       $  6.0       $(1.1)        $ 62.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Net investment
         losses (gains).......      20.4           --          --           20.4
       Charges assessed
         to policyholders.....     (19.1)          --          --          (19.1)
       Amortization of
         fixed maturity
         discounts and
         premiums and
         limited
         partnerships.........      (1.6)          --          --           (1.6)
       Acquisition costs
         deferred.............     (38.4)        11.3          --          (27.1)
       Amortization of
         deferred
         acquisition
         costs and
         intangibles..........      49.8        (21.0)         --           28.8
       Deferred income
         taxes................      13.7          3.5        (0.6)          16.6
       Net increase in
         trading
         securities,
         held-for-sale
         investments and
         derivative
         instruments..........      14.2           --          --           14.2
   Change in certain
     assets and
     liabilities:
       Accrued
         investment
         income and
         other assets.........     (28.8)          --          --          (28.8)
       Insurance reserves.....     249.3          0.2         1.7          251.2
       Other liabilities
         and other
         policy-related
         balances.............      60.3           --          --           60.3
                                  ------       ------       -----         ------
   Net cash from
     operating activities.....    $377.7       $   --       $  --         $377.7
                                  ======       ======       =====         ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                   AS REPORTED  AS COMPUTED
                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                POLICY        POLICY      CHANGE
---------------------                              ----------- -------------- ---------
Assets
   Total investments..............................  $ 7,819.1    $ 7,819.1     $   --
   Cash and cash
     equivalents..................................       85.6         85.6         --
   Accrued investment
     income.......................................       65.8         65.8         --
   Deferred acquisition
     costs........................................      273.7        273.7         --
   Intangible assets..............................        7.8          7.8         --
   Reinsurance
     recoverable..................................    2,121.4      2,112.0        9.4
   Other assets...................................       40.9         40.9         --
   Separate account
     assets.......................................      871.2        871.2         --
                                                    ---------    ---------     ------
          Total assets............................  $11,285.5    $11,276.1     $  9.4
                                                    =========    =========     ======
Liabilities and
  stockholders' equity
   Liabilities:
       Future policy
         benefits.................................  $ 2,883.0    $ 2,848.7     $ 34.3
       Policyholder
         account balances.........................    4,092.0      4,092.0         --
       Liability for
         policy and
         contract claims..........................      590.7        590.7         --
       Unearned premiums..........................       64.0         64.0         --
       Other liabilities..........................      841.5        841.5         --
       Borrowings
         related to
         variable
         interest
         entities, at
         fair value...............................        7.7          7.7         --
       Deferred tax
         liability................................      311.0        320.1       (9.1)
       Separate account
         liabilities..............................      871.2        871.2         --
                                                    ---------    ---------     ------
          Total
            liabilities...........................    9,661.1      9,635.9       25.2
                                                    ---------    ---------     ------
   Stockholders' equity:
       Common stock...............................        3.1          3.1         --
       Additional
         paid-in capital..........................      855.1        855.1         --

       Accumulated other
         comprehensive
         income (loss):
          Net unrealized
            investment
            gains
            (losses):
              Net
                unrealized
                gains
                (losses)
                on
                securities
                not
                other-than-
                temporarily
                impaired..........................      346.6        346.6         --
              Net
                unrealized
                gains
                (losses)
                on
                other-than-temporarily
                impaired
                securities........................       (4.0)        (4.0)        --
                                                    ---------    ---------     ------
          Net unrealized
            investment
            gains
            (losses)..............................      342.6        342.6         --
                                                    ---------    ---------     ------
          Derivatives
            qualifying
            as hedges.............................      136.7        136.7         --
                                                    ---------    ---------     ------
       Total accumulated
         other
         comprehensive
         income (loss)............................      479.3        479.3         --
       Retained earnings..........................      286.9        302.7      (15.8)
                                                    ---------    ---------     ------
          Total
            stockholders'
            equity................................    1,624.4      1,640.2      (15.8)
                                                    ---------    ---------     ------
          Total
            liabilities
            and
            stockholders'
            equity................................  $11,285.5    $11,276.1     $  9.4
                                                    =========    =========     ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                              AS REPORTED  AS COMPUTED
                               UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)           POLICY        POLICY      CHANGE
---------------------         ----------- -------------- ---------
Revenues:
Net investment income........   $338.5        $338.5       $  --
Premiums.....................    189.4         189.4          --
Net investment gains
  (losses)...................     86.5          86.5          --
Policy fees and other
  income.....................     51.9          51.9          --
                                ------        ------       -----
       Total revenues........    666.3         666.3          --
                                ------        ------       -----
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...................    257.3         254.0         3.3
Interest credited............    107.3         107.3          --
Acquisition and
  operating expenses,
  net of deferrals...........     51.2          51.2          --
Amortization of deferred
  acquisition costs and
  intangibles................     47.4          47.4          --
Interest expense.............      1.6           1.6          --
                                ------        ------       -----
       Total benefits
         and expenses........    464.8         461.5         3.3
                                ------        ------       -----
Income before income
  taxes......................    201.5         204.8        (3.3)
Provision for income
  taxes......................     69.6          71.1        (1.5)
                                ------        ------       -----
Net income (loss)............   $131.9        $133.7       $(1.8)
                                ======        ======       =====

   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                               AS REPORTED  AS COMPUTED
                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)            POLICY        POLICY      CHANGE
---------------------          ----------- -------------- ---------
Cash flows from
  operating activities:
   Net income (loss)..........   $131.9        $133.7       $(1.8)
   Adjustments to
     reconcile net
     income (loss) to
     net cash from
     operating
     activities:
       Net investment
         losses (gains).......    (86.5)        (86.5)         --
       Charges assessed
         to policyholders.....    (36.1)        (36.1)         --
       Amortization of
         fixed maturity
         discounts and
         premiums and
         limited
         partnerships.........    (12.5)        (12.5)         --
       Acquisition costs
         deferred.............    (34.3)        (34.3)         --
       Amortization of
         deferred
         acquisition
         costs and
         intangibles..........     47.4          47.4          --
       Deferred income
         taxes................     52.8          54.3        (1.5)
       Net increase in
         trading
         securities,
         held-for-sale
         investments and
         derivative
         instruments..........     98.7          98.7          --
   Change in certain
     assets and
     liabilities:
       Accrued
         investment
         income and
         other assets.........     (8.3)         (8.3)         --
       Insurance reserves.....    232.7         229.4         3.3
       Other liabilities
         and
         policy-related
         balances.............     64.0          64.0          --
                                 ------        ------       -----
   Net cash from
     operating activities.....   $449.8        $449.8       $  --
                                 ======        ======       =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


  (Y) ACCOUNTING PRONOUNCEMENT NOT YET ADOPTED

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011    2010
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $298.7  $294.7  $281.8
Commercial mortgage loans   44.7    45.8    45.1
Other invested assets....    1.4    (5.2)   (4.6)
Restricted other
  invested assets
  related to VIEs (1)....    0.7     1.0     1.0
Policy loans.............    1.8     1.6     1.9
Cash, cash equivalents
  and short-term
  investments............     --     0.3     0.3
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  347.3   338.2   325.5
Expenses and fees........   (8.8)   (8.8)   (8.9)
                          ------  ------  ------
   Net investment income. $338.5  $329.4  $316.6
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

  (B) NET INVESTMENT GAINS (LOSSES)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)       2012   2011    2010
---------------------      -----  ------  ------
Available-for-sale
  securities:
   Realized gains......... $ 4.2  $  7.8  $  6.1
   Realized losses........  (5.4)   (8.4)  (12.8)
                           -----  ------  ------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........  (1.2)   (0.6)   (6.7)
                           -----  ------  ------
Impairments:
   Total
     other-than-temporary
     impairments..........  (4.8)   (8.9)   (7.6)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   2.1    (0.6)   (9.2)
                           -----  ------  ------
   Net
     other-than-temporary
     impairments..........  (2.7)   (9.5)  (16.8)
                           -----  ------  ------
Net unrealized gains
  (losses) on trading
  securities..............   1.2    (0.9)    3.1
Commercial mortgage loans.   1.0     0.3    (2.5)
Derivative instruments
  (1).....................   4.1    (9.0)    1.6
Net gains (losses)
  related to VIEs (2).....  84.1   (44.9)    1.0
Other.....................    --      --    (0.1)
                           -----  ------  ------
   Net investment gains
     (losses)............. $86.5  $(64.6) $(20.4)
                           =====  ======  ======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $136.5 million, $99.4 million and $204.9 million, respectively, which was approximately 96.7%, 93.4% and 94.6%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)       2012    2011    2010
---------------------      ------  ------  ------
Beginning balance......... $ 24.1  $ 54.8  $100.8
Additions:
   Other-than-temporary
     impairments not
     previously
     recognized...........    0.5     0.1     9.4
   Increases related to
     other-than-temporary
     impairments
     previously
     recognized...........    2.3     9.5     5.6
Reductions:
   Securities sold, paid
     down or disposed.....  (15.9)  (40.3)  (61.0)
                           ------  ------  ------
Ending balance............ $ 11.0  $ 24.1  $ 54.8
                           ======  ======  ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2012     2011    2010
---------------------     -------  -------  ------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 736.1  $ 502.8  $191.4
   Equity securities.....     0.1      0.1     0.3
                          -------  -------  ------
       Subtotal..........   736.2    502.9   191.7
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (207.0)  (139.1)  (97.1)
Income taxes, net........  (186.6)  (128.4)  (33.6)
                          -------  -------  ------
Net unrealized
  investment gains
  (losses)............... $ 342.6  $ 235.4  $ 61.0
                          =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2012    2011    2010
---------------------         ------  ------  ------
Beginning balance............ $235.4  $ 61.0  $(83.6)
Cumulative effect of
  changes in accounting......     --      --    69.9
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  229.4   301.1   207.9
   Adjustment to DAC.........  (32.7)    0.9   (62.6)
   Adjustment to PVFP........    9.0   (18.3)  (15.8)
   Adjustment to sales
     inducements.............   (7.8)   (0.1)  (12.0)
   Adjustment to benefit
     reserves................  (36.4)  (24.5)  (25.2)
   Provision for income
     taxes...................  (56.9)  (91.2)  (32.9)
                              ------  ------  ------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........  104.6   167.9    59.4
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(1.3), $(3.6) and
  $(8.2).....................    2.6     6.5    15.3
                              ------  ------  ------
Ending balance............... $342.6  $235.4  $ 61.0
                              ======  ======  ======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises................ $  296.6      $ 93.5         $ --         $ (0.1)        $  --    $  390.0
   Tax-exempt...................      0.4          --           --             --            --         0.4
   Government -- non-U.S........     90.2        18.8           --             --            --       109.0
   U.S. corporate...............  2,700.3       408.5           --           (6.2)           --     3,102.6
   Corporate -- non-U.S.........  1,043.2       108.0           --           (2.4)           --     1,148.8
   Residential
     mortgage-backed............    566.8        89.0          0.6           (0.5)         (5.8)      650.1
   Commercial
     mortgage-backed............    506.9        28.0           --           (4.5)         (1.6)      528.8
   Other asset-backed...........    349.4        12.8           --           (0.3)         (1.7)      360.2
                                 --------      ------         ----         ------         -----    --------
       Total fixed
         maturity
         securities.............  5,553.8       758.6          0.6          (14.0)         (9.1)    6,289.9
Equity securities...............     11.1         0.1           --             --            --        11.2
                                 --------      ------         ----         ------         -----    --------
       Total
         available-for-sale
         securities............. $5,564.9      $758.7         $0.6         $(14.0)        $(9.1)   $6,301.1
                                 ========      ======         ====         ======         =====    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  345.6      $ 86.3          $--         $ (0.6)       $   --    $  431.3
   Government -- non-U.S........     61.3        10.0           --             --            --        71.3
   U.S. corporate...............  2,614.5       313.5           --          (20.0)           --     2,908.0
   Corporate -- non-U.S.........    946.3        59.7           --           (9.3)           --       996.7
   Residential
     mortgage-backed............    550.5        74.5           --           (7.2)         (9.8)      608.0
   Commercial
     mortgage-backed............    496.8        20.8           --          (15.1)         (3.9)      498.6
   Other asset-backed...........    234.2         6.0           --           (0.5)         (1.6)      238.1
                                 --------      ------          ---         ------        ------    --------
       Total fixed
         maturity
         securities.............  5,249.2       570.8           --          (52.7)        (15.3)    5,752.0
Equity securities...............      0.1         0.1           --             --            --         0.2
                                 --------      ------          ---         ------        ------    --------
       Total
         available-for-sale
         securities............. $5,249.3      $570.9          $--         $(52.7)       $(15.3)   $5,752.2
                                 ========      ======          ===         ======        ======    ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (1) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  8.2   $(0.1)        6     $   --   $   --       --     $  8.2   $ (0.1)       6
   U.S. corporate.........   70.8    (2.4)       19       31.4     (3.8)       6      102.2     (6.2)      25
   Corporate -- non-U.S...   32.8    (1.8)        6       24.3     (0.6)       6       57.1     (2.4)      12
   Residential
     mortgage-backed......    9.1    (0.1)        7       18.3     (6.2)      19       27.4     (6.3)      26
   Commercial
     mortgage-backed......   10.5    (0.1)        2       69.2     (6.0)      27       79.7     (6.1)      29
   Other asset-backed.....   32.3    (0.3)        8        0.6     (1.7)       1       32.9     (2.0)       9
                           ------   -----        --     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $163.7   $(4.8)       48     $143.8   $(18.3)      59     $307.5   $(23.1)     107
                           ======   =====        ==     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $163.7   $(4.8)       48     $132.9   $ (8.2)      45     $296.6   $(13.0)      93
   20%-50% Below cost.....     --      --        --        9.6     (4.0)       9        9.6     (4.0)       9
   (greater than)50%
     Below cost...........     --      --        --        1.3     (6.1)       5        1.3     (6.1)       5
                           ------   -----        --     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $163.7   $(4.8)       48     $143.8   $(18.3)      59     $307.5   $(23.1)     107
                           ======   =====        ==     ======   ======       ==     ======   ======      ===
Investment grade.......... $141.2   $(3.0)       44     $ 91.8   $ (5.0)      31     $233.0   $ (8.0)      75
Below investment grade
  (2).....................   22.5    (1.8)        4       52.0    (13.3)      28       74.5    (15.1)      32
                           ------   -----        --     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $163.7   $(4.8)       48     $143.8   $(18.3)      59     $307.5   $(23.1)     107
                           ======   =====        ==     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $9.1 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts that have been in a continuous loss position for 12 months or more included $9.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 2.9% as of December 31, 2012.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $8.2 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A-" and approximately 41.6% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to lower credit ratings for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 5.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. corporate............. $1.7    $(0.5)       2.2%        1     $ --    $  --        -- %       --
   Structured securities:
       Residential
         mortgage-backed......   --       --         --        --      0.1     (0.1)       0.4         1
       Commercial
         mortgage-backed......  0.4     (0.2)       0.9         1      0.3     (0.8)       3.5         1
                               ----    -----       ----        --     ----    -----       ----        --
       Total structured
         securities...........  0.4     (0.2)       0.9         1      0.4     (0.9)       3.9         2
                               ----    -----       ----        --     ----    -----       ----        --
Total......................... $2.1    $(0.7)       3.1%        2     $0.4    $(0.9)       3.9%        2
                               ====    =====       ====        ==     ====    =====       ====        ==

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
(DOLLAR AMOUNTS IN             FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                      VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
---------                      ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity
  securities:
   Structured securities:
       Residential
         mortgage-backed...... $3.9    $(2.2)       9.5%        5     $0.3    $(3.5)      15.2%        2
       Commercial
         mortgage-backed......  3.6     (1.1)       4.8         2       --       --         --        --
       Other asset-backed.....   --       --         --        --      0.6     (1.7)       7.4         1
                               ----    -----       ----        --     ----    -----       ----        --
       Total structured
         securities...........  7.5     (3.3)      14.3         7      0.9     (5.2)      22.6         3
                               ----    -----       ----        --     ----    -----       ----        --
Total......................... $7.5    $(3.3)      14.3%        7     $0.9    $(5.2)      22.6%        3
                               ====    =====       ====        ==     ====    =====       ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Corporate Debt Securities

   All of the total unrealized losses of $0.5 million for corporate fixed maturity securities presented in the preceding tables related to an issuer in the finance and insurance sector that were 23.0% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of this debt security has declined due to credit spreads that have widened since acquisition. In our examination of this security, we considered all available evidence, including the issuer's financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized loss on this debt security represented temporary impairments as of December 31, 2012. The unrealized loss related to the finance and insurance industry related to a financial hybrid security on which a debt impairment model was employed. This hybrid security retained a credit rating of investment grade. The fair value of this hybrid security has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $9.6 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $8.3 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                           ---------------------------- ---------------------------- ----------------------------
                                    GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                  ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-sponsored
     enterprises.......... $  9.5   $ (0.6)       1     $   --   $   --       --     $  9.5   $ (0.6)       1
   U.S. corporate.........  139.5     (6.4)      39       40.7    (13.6)      14      180.2    (20.0)      53
   Corporate -- non-U.S...  136.8     (8.2)      36       38.7     (1.1)       7      175.5     (9.3)      43
   Residential
     mortgage-backed......   16.2     (0.4)      12       41.4    (16.6)      27       57.6    (17.0)      39
   Commercial
     mortgage-backed......   71.8     (6.8)      16       39.6    (12.2)      22      111.4    (19.0)      38
   Other asset-backed.....   75.7     (0.6)      15        0.9     (1.5)       2       76.6     (2.1)      17
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
% Below cost -- fixed
  maturity securities:....
   (less than)20% Below
     cost................. $445.0   $(20.3)     111     $121.3   $(10.7)      44     $566.3   $(31.0)     155
   20%-50% Below cost.....    4.5     (2.4)       5       32.0    (16.5)      17       36.5    (18.9)      22
   (greater than)50%
     Below cost...........     --     (0.3)       3        8.0    (17.8)      11        8.0    (18.1)      14
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===
Investment grade.......... $425.8   $(19.9)      98     $109.3   $(14.0)      41     $535.1   $(33.9)     139
Below investment grade
  (3).....................   23.7     (3.1)      21       52.0    (31.0)      31       75.7    (34.1)      52
                           ------   ------      ---     ------   ------       --     ------   ------      ---
Total for securities in
  an unrealized loss
  position................ $449.5   $(23.0)     119     $161.3   $(45.0)      72     $610.8   $(68.0)     191
                           ======   ======      ===     ======   ======       ==     ======   ======      ===

--------
(1)Amounts included $15.0 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts included $15.3 million of unrealized losses on other-than-temporarily impaired securities.
(3)Amounts that have been in a continuous loss position for 12 months or more included $11.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        AMORTIZED
                                         COST OR   FAIR
(AMOUNTS IN MILLIONS)                     COST     VALUE
---------------------                   --------- --------
Due one year or less................... $  325.4  $  330.2
Due after one year through five years..    696.2     739.5
Due after five years through ten years.  1,226.1   1,355.5
Due after ten years....................  1,883.0   2,325.6
                                        --------  --------
   Subtotal............................  4,130.7   4,750.8
Residential mortgage-backed............    566.8     650.1
Commercial mortgage-backed.............    506.9     528.8
Other asset-backed.....................    349.4     360.2
                                        --------  --------
   Total............................... $5,553.8  $6,289.9
                                        ========  ========

   As of December 31, 2012, $473.5 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance and consumer -- non-cyclical industry groups represented approximately 28.1%, 17.3% and 14.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders' equity.

   As of December 31, 2012 and 2011, $2.7 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012            2011
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
Property type:
Retail....................................................  $273.0   34.9%  $266.7   34.0%
Industrial................................................   226.9   29.0    244.0   31.0
Office....................................................   192.1   24.5    180.0   22.9
Apartments................................................    61.4    7.8     63.5    8.1
Mixed use/other...........................................    29.9    3.8     31.2    4.0
                                                            ------  -----   ------  -----
   Subtotal...............................................   783.3  100.0%   785.4  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.2             0.3
   Allowance for losses...................................    (5.5)           (6.5)
                                                            ------          ------
   Total..................................................  $778.0          $779.2
                                                            ======          ======

                                                                2012            2011
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
Geographic region:
Pacific...................................................  $266.4   34.1%  $241.5   30.7%
South Atlantic............................................   206.8   26.4    218.8   27.9
Middle Atlantic...........................................    95.9   12.2    107.4   13.7
East North Central........................................    54.0    6.9     61.7    7.9
New England...............................................    44.0    5.6     42.8    5.4
Mountain..................................................    43.6    5.6     45.7    5.8
West South Central........................................    32.4    4.1     30.1    3.8
West North Central........................................    22.6    2.9     17.3    2.2
East South Central........................................    17.6    2.2     20.1    2.6
                                                            ------  -----   ------  -----
   Subtotal...............................................   783.3  100.0%   785.4  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.2             0.3
   Allowance for losses...................................    (5.5)           (6.5)
                                                            ------          ------
   Total..................................................  $778.0          $779.2
                                                            ======          ======

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $146.4 million and $133.7 million, respectively, which was 18.8% and 17.2%, respectively, of our total mortgage holdings.

   As of December 31, 2012 and 2011, all commercial mortgage loans were current. As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as December 31, 2012 and 2011.

   As of and for the year ended December 31, 2012, we did not modify or extend any commercial mortgage loans. As of and for the year ended December 31, 2011, we modified or extended five commercial mortgage loans with a total carrying value of $13.2 million. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)      2012    2011    2010
---------------------     ------  ------  ------
Allowance for credit
  losses:
   Beginning balance..... $  6.5  $  6.9  $  5.1
   Charge-offs...........     --      --    (1.1)
   Recoveries............     --      --      --
   Provision.............   (1.0)   (0.4)    2.9
                          ------  ------  ------
   Ending balance........ $  5.5  $  6.5  $  6.9
                          ======  ======  ======
   Ending allowance for
     individually
     impaired loans...... $   --  $   --  $   --
                          ======  ======  ======
   Ending allowance for
     loans not
     individually
     impaired that were
     evaluated
     collectively for
     impairment.......... $  5.5  $  6.5  $  6.9
                          ======  ======  ======
Recorded investment:
   Ending balance........ $783.3  $785.4  $791.8
                          ======  ======  ======
   Ending balance of
     individually
     impaired loans...... $   --  $   --  $  1.2
                          ======  ======  ======
   Ending balance of
     loans not
     individually
     impaired that were
     evaluated
     collectively for
     impairment.......... $783.3  $785.4  $790.6
                          ======  ======  ======

   As of December 31, 2012 and 2011, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                      2012
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
Property type:
   Retail................  $ 84.3   $ 32.2    $141.4     $ 9.8       $ 5.3     $273.0
   Industrial............    57.0     26.3     121.0      22.6          --      226.9
   Office................    26.6     38.4      95.8      25.1         6.2      192.1
   Apartments............    22.7     20.6       7.8      10.3          --       61.4
   Mixed use/other.......     5.5     10.7       7.5       6.2          --       29.9
                           ------   ------    ------     -----       -----     ------
   Total recorded
     investment..........  $196.1   $128.2    $373.5     $74.0       $11.5     $783.3
                           ======   ======    ======     =====       =====     ======
% of total...............    25.0%    16.4%     47.7%      9.4%        1.5%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.84      1.55      1.28        0.34       1.68
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $11.5 million of loans in good standing, with a total weighted-average loan-to-value of 109.9%, where borrowers continued to make timely payments.

                                                      2011
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%   100% (1)    TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
Property type:
   Retail................  $ 64.6   $ 45.9    $132.5     $21.8       $ 1.9     $266.7
   Industrial............    67.4     20.9     137.0      18.7          --      244.0
   Office................    19.2     22.9      92.1      38.8         7.0      180.0
   Apartments............    12.8     31.8      18.9        --          --       63.5
   Mixed use/other.......     6.2     10.9       7.8       6.3          --       31.2
                           ------   ------    ------     -----       -----     ------
   Total recorded
     investment..........  $170.2   $132.4    $388.3     $85.6       $ 8.9     $785.4
                           ======   ======    ======     =====       =====     ======
% of total...............    21.7%    16.9%     49.4%     10.9%        1.1%     100.0%
                           ======   ======    ======     =====       =====     ======
Weighted-average debt
  service coverage ratio.    2.04     1.90      1.55      1.21        1.09       1.67
                           ======   ======    ======     =====       =====     ======

--------
(1)Included $8.9 million of loans in good standing, with a total weighted-average loan-to-value of 113.4%, where borrowers continued to make timely payments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                          2012
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 -1.50  1.51 -2.00  THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
Property type:
   Retail................     $20.1         $30.6      $ 87.1      $ 73.8     $ 61.4   $273.0
   Industrial............       2.5          22.2        49.1        99.7       53.4    226.9
   Office................      14.7          14.7        37.0        88.3       37.4    192.1
   Apartments............        --           6.2         7.4        14.4       33.4     61.4
   Mixed use/other.......       6.2            --         7.5        12.9        3.3     29.9
                              -----         -----      ------      ------     ------   ------
   Total recorded
     investment..........     $43.5         $73.7      $188.1      $289.1     $188.9   $783.3
                              =====         =====      ======      ======     ======   ======
% of total...............       5.6%          9.4%       24.0%       36.9%      24.1%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      82.3%         61.1%       68.5%       60.7%      47.1%    60.5%
                              =====         =====      ======      ======     ======   ======

                                                          2011
                          -------------------------------------------------------------------
                                                                              GREATER
(AMOUNTS IN MILLIONS)     LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------     -------------- ----------- ----------- ----------- --------- ------
Property type:
   Retail................     $ 6.1         $39.5      $ 87.8      $ 91.3     $ 42.0   $266.7
   Industrial............       9.5          20.6        27.7       147.1       39.1    244.0
   Office................      11.0          19.7        58.0        42.8       48.5    180.0
   Apartments............        --           9.6        18.0         6.5       29.4     63.5
   Mixed use/other.......       6.3           7.8          --        14.8        2.3     31.2
                              -----         -----      ------      ------     ------   ------
   Total recorded
     investment..........     $32.9         $97.2      $191.5      $302.5     $161.3   $785.4
                              =====         =====      ======      ======     ======   ======
% of total...............       4.2%         12.4%       24.4%       38.5%      20.5%   100.0%
                              =====         =====      ======      ======     ======   ======
Weighted-average
  loan-to-value..........      69.1%         69.8%       71.0%       59.5%      49.6%    61.9%
                              =====         =====      ======      ======     ======   ======

   There were no floating rate commercial mortgage loans as of December 31, 2012 or 2011.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                               2012            2011
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
Derivatives..............  $177.4   44.3%  $196.7   36.7%
Derivatives counterparty
  collateral.............   170.5   42.6    184.4   34.5
Securities lending
  collateral.............    49.4   12.3     49.4    9.2
Trading securities.......     3.4    0.8    104.7   19.6
                           ------  -----   ------  -----
   Total other invested
     assets..............  $400.7  100.0%  $535.2  100.0%
                           ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities comprise asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


(3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS            DERIVATIVE LIABILITIES
                           ------------------------------- ------------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        -------------     SHEET        -------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2012   2011  CLASSIFICATION    2012   2011
---------------------      --------------    ------ ------ --------------   ------ ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $174.3 $194.5    liabilities   $   -- $   --
   Inflation indexed        Other invested                       Other
     swaps................      assets           --     --    liabilities      8.7    2.5
                                             ------ ------                  ------ ------
   Total cash flow hedges.                    174.3  194.5                     8.7    2.5
                                             ------ ------                  ------ ------
   Total derivatives
     designated as hedges.                    174.3  194.5                     8.7    2.5
                                             ------ ------                  ------ ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets           --     --    liabilities      0.6    1.4
                            Other invested                       Other
   Credit default swaps...      assets          0.1    0.3    liabilities       --    5.1
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets           --     --    liabilities    104.0  177.0
                            Other invested                       Other
   Equity index options...      assets          3.0    1.9    liabilities       --     --
                            Other invested                       Other
   Financial futures......      assets           --     --    liabilities       --     --
                            Other invested                       Other
   Equity return swaps....      assets           --     --    liabilities       --    0.9
   Reinsurance embedded                                          Other
     derivative...........   Other assets        --    2.3    liabilities       --     --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........   recoverable (2)    1.6    2.6   balances (3)     42.3   58.4
                                             ------ ------                  ------ ------
   Total derivatives not
     designated as hedges.                      4.7    7.1                   146.9  242.8
                                             ------ ------                  ------ ------
   Total derivatives......                   $179.0 $201.6                  $155.6 $245.3
                                             ====== ======                  ====== ======

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,170.1       $   --    $   (11.8)      $1,158.3
   Inflation indexed
     swaps................  Notional           57.9          1.2           --           59.1
                                           --------       ------    ---------       --------
   Total cash flow hedges.                  1,228.0          1.2        (11.8)       1,217.4
                                           --------       ------    ---------       --------
   Total derivatives
     designated as hedges.                  1,228.0          1.2        (11.8)       1,217.4
                                           --------       ------    ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          150.0           --        (90.0)          60.0
Credit default swaps......  Notional           83.0           --        (48.0)          35.0
Credit default swaps
  related to VIEs (1).....  Notional          314.5           --         (2.1)         312.4
Equity index options......  Notional           30.9        103.1        (64.6)          69.4
Financial futures.........  Notional          222.5        876.5       (882.7)         216.3
Equity return swaps.......  Notional           27.9          1.4        (29.3)            --
Reinsurance embedded
  derivative..............  Notional           17.9          4.0        (21.9)            --
                                           --------       ------    ---------       --------
   Total derivatives not
     designated as hedges.                    846.7        985.0     (1,138.6)         693.1
                                           --------       ------    ---------       --------
   Total derivatives......                 $2,074.7       $986.2    $(1,150.4)      $1,910.5
                                           ========       ======    =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

                                                                  MATURITIES/
(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         6,090          --         (261)          5,829

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(14.2)            $ 0.8                income                  $(1.6)
                                                                   Net investment
Inflation indexed swaps..        (5.8)             (0.6)               income                     --
                               ------             -----                                        -----
   Total.................      $(20.0)            $ 0.2                                        $(1.6)
                               ======             =====                                        =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $156.7             $ 1.0                income                  $6.9
                                                                   Net investment
Inflation indexed swaps..        (0.5)             (2.5)               income                    --
                               ------             -----                                        ----
   Total.................      $156.2             $(1.5)                                       $6.9
                               ======             =====                                        ====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps               Net investment
  hedging assets.........         gains (losses)
                                  Net investment
Inflation indexed swaps..         gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........       $21.0             $0.4                 income                  $0.5
                                -----             ----                                         ----
   Total.................       $21.0             $0.4                                         $0.5
                                =====             ====                                         ====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011   2010
---------------------     ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $149.8  $ 47.5 $34.7
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $7.0, $(54.9)
  and $(8.0).............  (13.0)  101.3  13.0
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.1, $(0.5) and $0.2..   (0.1)    1.0  (0.2)
                          ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $136.7  $149.8 $47.5
                          ======  ====== =====

   The total of derivatives designated as cash flow hedges of $136.7 million, net of taxes, recorded in stockholders' equity as of December 31, 2012 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $0.8 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2040. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                               CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2012   2011    2010            IN NET INCOME (LOSS)
---------------------                    -----  ------  -----  ----------------------------------------
Interest rate swaps..................... $ 0.2  $ (1.1) $13.0  Net investment gains (losses)
Interest rate swaptions.................    --    (0.1)  (3.9) Net investment gains (losses)
Credit default swaps....................   3.3    (4.0)  (0.4) Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  75.8   (45.8)  (8.6) Net investment gains (losses)
Equity index options....................  (5.7)    1.5   (6.2) Net investment gains (losses)
Financial futures.......................  (9.1)   22.0   (9.8) Net investment gains (losses)
Equity return swaps.....................  (2.2)    1.3     --  Net investment gains (losses)
Reinsurance embedded derivatives........   0.3     2.3     --  Net investment gains (losses)
GMWB embedded derivatives...............  18.9   (37.8)   8.4  Net investment gains (losses)
                                         -----  ------  -----
   Total derivatives not designated as
     hedges............................. $81.5  $(61.7) $(7.5)
                                         =====  ======  =====

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $169.4 million and $192.6 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $105.3 million and $182.8 million, respectively. As of December 31, 2012 and 2011, we retained collateral of $170.5 million and $184.4 million, respectively, related to these agreements, including over collateralization of $6.9 million and $6.8 million, respectively, from certain counterparties. As of December 31, 2012, we posted $1.4 million of collateral to derivative counterparties, including over collateralization of $0.1 million. As of December 31, 2011, we posted $0.1 million of collateral to derivative counterparties, with no over collateralization. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012, we could have been allowed to claim up to $5.8 million from counterparties and would not be required to disburse any amount. If the downgrade provisions had been triggered as of December 31, 2011, we could have been allowed to claim up to $15.0 million from counterparties and required to disburse up to $5.7 million. This represented the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we consolidated in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                     2012                        2011
                          --------------------------- ---------------------------
                          NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)      VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------     -------- ------ ----------- -------- ------ -----------
Reference entity credit
  rating and maturity:
AAA
   Matures in less than
     one year............  $ 5.0    $ --      $--      $  --    $ --      $--
   Matures after one
     year through five
     years...............     --      --       --        5.0      --       --
A
   Matures in less than
     one year............    5.0      --       --         --      --       --
   Matures after one
     year through five
     years...............     --      --       --        5.0      --       --
BBB
   Matures in less than
     one year............   25.0     0.1       --         --      --       --
   Matures after one
     year through five
     years...............     --      --       --       25.0     0.3       --
                           -----    ----      ---      -----    ----      ---
   Total credit default
     swaps on single
     name reference
     entities............  $35.0    $0.1      $--      $35.0    $0.3      $--
                           =====    ====      ===      =====    ====      ===

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                     2012                        2011
                          --------------------------- ---------------------------
                          NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)      VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------     -------- ------ ----------- -------- ------ -----------
Original index tranche
  attachment/detachment
  point and maturity:
   12% -- 22% matures
     after five years
     through ten years
     (1).................  $   --   $ --    $   --     $ 48.0   $ --    $  5.1
                           ------   ----    ------     ------   ----    ------
   Total credit default
     swap index tranches.      --     --        --       48.0     --       5.1
                           ------   ----    ------     ------   ----    ------
Customized credit
  default swap index
  tranches related to
  VIEs:
   Portion backing
     third-party
     borrowings maturing
     2017 (2)............    12.4     --       4.7       14.5     --       7.3
   Portion backing our
     interest maturing
     2017 (3)............   300.0     --      99.3      300.0     --     169.7
                           ------   ----    ------     ------   ----    ------
   Total customized
     credit default swap
     index tranches
     related to VIEs.....   312.4     --     104.0      314.5     --     177.0
                           ------   ----    ------     ------   ----    ------
   Total credit default
     swaps on index
     tranches............  $312.4   $ --    $104.0     $362.5   $ --    $182.1
                           ======   ====    ======     ======   ====    ======

--------
(1)The current attachment/detachment as of December 31, 2011 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011   2010 (1)
---------------------     ------  ------  --------
Unamortized balance as
  of January 1........... $366.8  $366.3   $365.4
   Costs deferred........   34.3    36.9     27.1
   Amortization, net of
     interest accretion..  (41.3)  (36.4)   (26.6)
   Cumulative effect of
     changes in
     accounting..........     --      --      0.4
                          ------  ------   ------
Unamortized balance as
  of December 31.........  359.8   366.8    366.3
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  (86.1)  (53.4)   (54.3)
                          ------  ------   ------
Balance as of December 31 $273.7  $313.4   $312.0
                          ======  ======   ======

--------
(1)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2012, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable.

(5)INTANGIBLE ASSETS

   The following table presents our intangible assets as of December 31:

                                     2012                        2011
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)       AMOUNT (1)   AMORTIZATION   AMOUNT (1)   AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $104.8       $(101.0)       $ 95.8       $ (94.9)
Deferred sales
  inducements to
  contractholders........       25.9         (21.9)         29.7         (13.8)
                              ------       -------        ------       -------
   Total.................     $130.7       $(122.9)       $125.5       $(108.7)
                              ======       =======        ======       =======

--------
(1)Includes $15.6 million and $24.6 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP for the years ended December 31, 2012, 2011 and 2010 was $6.1 million, $3.5 million and $2.2 million, respectively. Amortization expense related to deferred sales inducements of $8.1 million, $5.6 million and $4.8 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012    2011    2010
---------------------     ------  ------  -----
Unamortized balance as
  of January 1........... $ 25.5  $ 29.0  $31.2
   Interest accreted at
     4.89%, 4.77% and
     4.65%...............    1.1     1.3    1.4
   Amortization..........   (7.2)   (4.8)  (3.6)
                          ------  ------  -----
Unamortized balance as
  of December 31.........   19.4    25.5   29.0
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  (15.6)  (24.6)  (6.3)
                          ------  ------  -----
Balance as of December 31 $  3.8  $  0.9  $22.7
                          ======  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2013. 11.6%
                                  2014.  9.5%
                                  2015.  8.6%
                                  2016.  8.7%
                                  2017.  8.2%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                             U.S. LIFE
          (AMOUNTS IN MILLIONS)              INSURANCE RUNOFF   TOTAL
          ---------------------              --------- ------  ------
          Balance as of December 31, 2010:
          Gross goodwill....................  $ 49.1   $ 25.3  $ 74.4
          Accumulated impairment losses.....      --    (25.3)  (25.3)
                                              ------   ------  ------
          Goodwill..........................    49.1       --    49.1
                                              ------   ------  ------
          Impairment losses.................   (49.1)      --   (49.1)
                                              ------   ------  ------
          Balance as of December 31, 2011:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................      --       --      --
                                              ------   ------  ------
          Balance as of December 31, 2012:
          Gross goodwill....................    49.1     25.3    74.4
          Accumulated impairment losses.....   (49.1)   (25.3)  (74.4)
                                              ------   ------  ------
          Goodwill..........................  $   --   $   --  $   --
                                              ======   ======  ======

   GOODWILL IMPAIRMENT LOSSES

   During 2011, we recorded a goodwill impairment related to our life and long-term care insurance reporting units. The key assumptions utilized in this valuation included expected future business performance, new business production, and the discount rate, all of which were adversely impacted as a result of regulatory environment developments and the current market environment resulting in the entire amount of goodwill being impaired for both these reporting units. There were no goodwill impairment charges recorded in 2010.

(6)REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut ("MetLife"). Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $144.4 million and $160.1 million as of December 31, 2012 and 2011, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $671.5 million and $680.6 million as of December 31, 2012 and 2011, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $1,121.9 million and $1,042.4 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, we had $56.7 million and $64.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. The expense allowance was $3.1 million and $2.8 million for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $1,937.8 million and $1,883.1 million, respectively, associated with UFLIC.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have reinsurance agreements where we cede term, term universal and universal life insurance policies to GLIC and GLAIC, both affiliates. The total reinsurance recoverable related to these agreements was $106.7 million and $59.1 million as of December 31, 2012 and 2011, respectively.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,649.5 million and $1,460.8 million, respectively, as of December 31, 2012 and 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2012        2011        2010
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 32,263.0  $ 31,308.4  $ 29,431.2
Amounts assumed from
  other companies........       42.6        50.6        47.6
Amounts ceded to other
  companies (1)..........  (23,044.2)  (22,870.1)  (22,166.2)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  9,261.4  $  8,488.9  $  7,312.6
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.5%        0.6%        0.7%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
                          -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2012     2011     2010     2012     2011     2010
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 248.3  $ 238.4  $ 233.5  $ 244.8  $ 234.1  $ 231.0
Assumed..................    70.1     69.4     70.6     71.1     70.7     71.8
Ceded....................  (127.1)  (122.6)  (119.7)  (126.5)  (122.3)  (120.6)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 191.3  $ 185.2  $ 184.4  $ 189.4  $ 182.5  $ 182.2
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               37.5%    38.7%    39.4%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $261.7 million, $231.0 million and $239.7 million during 2012, 2011 and 2010, respectively.

(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2012     2011
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      4.0% - 7.5%  $1,851.9 $1,706.0
Structured settlements with life contingencies..    (b)      1.5% - 8.0%     589.3    584.8
Annuity contracts with life contingencies.......    (b)      1.5% - 8.0%     293.9    292.4
Traditional life insurance contracts............    (c)      2.5% - 7.5%     103.6     98.6
Supplementary contracts with life contingencies.    (b)      1.5% - 8.0%      44.2     46.7
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,883.0 $2,728.6
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2012     2011
---------------------                               -------- --------
Annuity contracts.................................. $3,209.3 $3,173.1
FABNs..............................................    300.1    400.1
Structured settlements without life contingencies..    220.0    231.3
Supplementary contracts without life contingencies.     66.1     67.4
                                                    -------- --------
   Total investment contracts......................  3,795.5  3,871.9
Universal life insurance contracts.................    296.5    270.4
                                                    -------- --------
   Total policyholder account balances............. $4,092.0 $4,142.3
                                                    ======== ========

   We became a member of the Federal Home Loan Bank of New York (the "FHLB") in 2012 and held $3.5 million of common stock related to our membership as of December 31, 2012, which was included in equity securities. We did not have any outstanding transactions with the FHLB as of December 31, 2012.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN
MILLIONS)                  2012   2011
---------                 ------ ------
Account values with
  death benefit
  guarantees (net of
  reinsurance):
   Standard death
     benefits (return of
     net deposits)
     account value....... $258.2 $239.5
   Net amount at risk.... $  1.1 $  6.4
   Average attained age
     of contractholders..     71     69

   Enhanced death
     benefits (step-up,
     roll-up, payment
     protection) account
     value............... $496.2 $509.4
   Net amount at risk.... $  7.9 $ 35.3
   Average attained age
     of contractholders..     69     67

Account values with
  living benefit
  guarantees:
   GMWBs................. $521.0 $510.6
   Guaranteed
     annuitization
     benefits............ $ 46.6 $ 50.4

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $861.6 million and $881.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $0.6 million and $0.5 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $107.5 million and $123.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)      2012   2011
---------------------     ------ ------
Balanced funds........... $392.0 $379.9
Equity funds.............  202.4  213.5
Bond funds...............  138.7  146.7
Money market funds.......   20.8   17.2
Other....................    0.5    7.3
                          ------ ------
   Total................. $754.4 $764.6
                          ====== ======

(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2012     2011     2010
---------------------      -------  -------  -------
Beginning as of January 1. $ 513.9  $ 443.7  $ 368.0
Less reinsurance
  recoverables............  (314.3)  (272.9)  (217.2)
                           -------  -------  -------
   Net balance as of
     January 1............   199.6    170.8    150.8
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........   120.6    102.0     69.1
   Prior years............     4.5     19.4     33.8
                           -------  -------  -------
       Total incurred.....   125.1    121.4    102.9
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (21.8)   (24.3)   (23.2)
   Prior years............   (79.6)   (68.3)   (59.7)
                           -------  -------  -------
       Total paid.........  (101.4)   (92.6)   (82.9)
                           -------  -------  -------
   Net balance as of
     December 31..........   223.3    199.6    170.8
                           -------  -------  -------
Add reinsurance
  recoverables............   367.4    314.3    272.9
                           -------  -------  -------
Balance as of December 31. $ 590.7  $ 513.9  $ 443.7
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2012, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance products primarily from growth and aging of the in-force block, an increase in severity and duration of claims associated with observed loss development and higher average reserve costs on new claims in 2012.

   During 2012, we strengthened prior year reserves by $4.5 million, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   In 2012, we increased prior year claim reserves related to our long-term care insurance products by $4.1 million from $498.8 million as of December 31, 2011. We experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies, partially offset by refinements to our estimated claim reserves.

   For 2011, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance products as a result of an increase in the amount and duration of claims as compared to 2010.

   During 2011, we strengthened prior year reserves by $19.4 million, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we increased prior year claim reserves related to our long-term care insurance products by $19.3 million from $432.2 million as of December 31, 2010. We experienced an increase in severity and duration of claims associated with observed loss development, particularly in older issued policies along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care insurance products as a result of an increase in the amount and duration of claims as compared to 2009.

   During 2010, we strengthened prior year reserves by $33.8 million, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year claim reserves related to our long-term care insurance products by $27.2 million from $357.3 million as of December 31, 2009. We experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. Under this agreement, amounts incurred for these items aggregated $43.0 million, $48.5 million and $45.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.2 million, $0.2 million and $0.3 million of interest expense incurred under this agreement for December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, 2011 and 2010, there are no amounts owed to GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2012, we recorded $0.2 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2011 and 2010, we did not record any gains or losses in additional paid-in capital and retained earnings, respectively, related to the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)     2012   2011  2010
---------------------     ----- -----  -----
Current federal income
  taxes.................. $16.4 $11.8  $16.4
Deferred federal income
  taxes..................  52.5   1.3   14.7
                          ----- -----  -----
   Total federal income
     taxes...............  68.9  13.1   31.1
                          ----- -----  -----
Current state income
  taxes..................   0.4   0.1    0.6
Deferred state income
  taxes..................   0.3  (1.5)   1.4
                          ----- -----  -----
   Total state income
     taxes...............   0.7  (1.4)   2.0
                          ----- -----  -----
   Total provision for
     income taxes........ $69.6 $11.7  $33.1
                          ===== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)         2012           2011           2010
---------------------     ------------  -------------   -----------
Pre-tax income (loss).... $201.5        $(9.9)          $95.9
                          ======        =====           =====
Statutory U.S. federal
  income tax rate........   70.5  35.0%  (3.5)   35.0%   33.6  35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........    0.4   0.2   (1.0)    9.9     1.3   1.4
   Dividends received
     deductions..........   (1.3) (0.7)  (0.9)    9.4    (0.8) (0.8)
   Tax benefits related
     to separation from
     our former parent...     --    --     --      --    (0.7) (0.8)
   Non-deductible
     goodwill............     --    --   17.2  (174.0)     --    --
   Interest on uncertain
     tax positions.......     --    --     --      --    (0.3) (0.3)
   Other, net............     --    --   (0.1)    1.5      --    --
                          ------  ----  -----  ------   -----  ----
Effective rate........... $ 69.6  34.5% $11.7  (118.2)% $33.1  34.5%
                          ======  ====  =====  ======   =====  ====

   The effective tax rate was higher in 2012 compared to 2011 primarily due to the impairment of non-deductible goodwill recorded in 2011 that did not recur and from higher pre-tax results in 2012. The effective tax rate was lower in 2011 compared to 2010 primarily due to the impairment of non-deductible goodwill. Additionally, lower pre-tax results in 2011 increased the relative magnitude of other tax provision items. The effective tax rate in 2010 was impacted due to changes in uncertain tax benefits related to our 2004 separation from our former parent, GE. In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2012   2011
---------------------         ------ ------
Assets:
   Investments............... $ 86.9 $135.2
   Accrued commission
     and general expenses....    2.1    2.9
   Net operating loss
     carryforwards...........    0.6    8.5
   Other.....................     --    2.5
                              ------ ------
       Total deferred
         income tax
         assets..............   89.6  149.1
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............  186.6  128.4
   Net unrealized gains
     on derivatives..........   57.4   81.6
   Insurance reserves........   62.2   40.4
   DAC.......................   75.3   84.6
   PVFP......................   16.9   18.5
   Other.....................    2.2   14.5
                              ------ ------
       Total deferred
         income tax
         liabilities.........  400.6  368.0
                              ------ ------
       Net deferred
         income tax
         liability........... $311.0 $218.9
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $1.7 million as of December 31, 2012, and, if unused, will expire beginning in 2025.

   In 2012, we adjusted our deferred tax liability by $12.0 million with on offset to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO.

   We paid federal and state taxes of $19.6 million and $18.0 million for the years ended December 31, 2012 and 2010, respectively. We received refunds of federal and state taxes of $1.9 million for the year ended December 31, 2011.

   As of December 31, 2012 and 2011, our current federal income tax receivable was $5.7 million and $3.1 million, respectively, and our current state income tax payable was $1.3 million and $1.6 million, respectively.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

        (AMOUNTS IN MILLIONS)                          2012   2011  2010
        ---------------------                         ------  ----- ----
        Balance as of January 1...................... $ 11.1  $ 8.8 $ --
        Tax positions related to the current period:
           Gross additions...........................     --    1.7  2.4
        Tax positions related to the prior years:
           Gross additions...........................     --    0.6  6.4
           Gross reductions..........................  (11.1)    --   --
                                                      ------  ----- ----
        Balance as of December 31.................... $   --  $11.1 $8.8
                                                      ======  ===== ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   There were no unrecognized tax benefits as of December 31, 2012. The total amount of unrecognized tax benefits was $11.1 million as of December 31, 2011 none of which would affect the effective rate on continuing operations. The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. The consolidated balance sheet as of December 31, 2012 and December 31, 2011 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2012 or 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

   On June 22, 2011, we received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   Swiss Re Life and Health America, Inc. ("Swiss Re") reinsures a block of long-term care insurance policies issued by us and GLIC. In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid amounts. An arbitration proceeding concluded in our favor on March 22, 2013 and the arbitration panel ordered Swiss Re to reimburse us for unpaid reinsurance amounts.

   Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance policies issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed to us.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                  2012
                          ----------------------------------------------------
                                                        FAIR VALUE
                          NOTIONAL  CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------     --------  -------- -------- ------- ------- --------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  778.0 $  846.4  $ --    $ --   $  846.4
Liabilities:
   Investment contracts..       (1)  3,795.5  3,979.7    --      --    3,979.7
                                                  2011
                          ----------------------------------------------------
                                                        FAIR VALUE
                          NOTIONAL  CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)      AMOUNT    AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------     --------  -------- -------- ------- ------- --------
Assets:
   Commercial mortgage
     loans...............  $    (1) $  779.2 $  835.2  $ --    $ --   $  835.2
Liabilities:
   Investment contracts..       (1)  3,871.9  3,975.5    --      --    3,975.5

--------
(1)These financial instruments do not have notional amounts.

   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                 2012
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  387.3   $--   $  387.3 $   --
   Internal models................      2.7    --         --    2.7
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    390.0    --      387.3    2.7
                                   --------   ---   -------- ------
Tax-exempt:
   Pricing services...............      0.4    --        0.4     --
                                   --------   ---   -------- ------
       Total tax-exempt...........      0.4    --        0.4     --
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............    102.9    --      102.9     --
   Internal models................      6.1    --         --    6.1
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............    109.0    --      102.9    6.1
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,823.1    --    2,823.1     --
   Broker quotes..................      5.5    --         --    5.5
   Internal models................    274.0    --       16.7  257.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  3,102.6    --    2,839.8  262.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    838.8    --      838.8     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    305.0    --       19.9  285.1
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............  1,148.8    --      858.7  290.1
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    647.4    --      647.4     --
   Broker quotes..................      2.4    --         --    2.4
   Internal models................      0.3    --         --    0.3
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    650.1    --      647.4    2.7
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    524.5    --      524.5     --
   Broker quotes..................      4.0    --         --    4.0
   Internal models................      0.3    --         --    0.3
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    528.8    --      524.5    4.3
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    186.8    --      186.8     --
   Broker quotes..................    172.4    --         --  172.4
   Internal models................      1.0    --        1.0     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    360.2    --      187.8  172.4
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $6,289.9   $--   $5,548.8 $741.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


                                                 2011
                                   ---------------------------------
(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  427.4   $--   $  427.4 $   --
   Internal models................      3.9    --         --    3.9
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    431.3    --      427.4    3.9
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     64.1    --       64.1     --
   Internal models................      7.2    --         --    7.2
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     71.3    --       64.1    7.2
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,619.4    --    2,619.4     --
   Broker quotes..................     14.6    --         --   14.6
   Internal models................    274.0    --       49.8  224.2
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,908.0    --    2,669.2  238.8
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    695.9    --      695.9     --
   Broker quotes..................      5.0    --         --    5.0
   Internal models................    295.8    --       61.6  234.2
                                   --------   ---   -------- ------
       Total corporate
         -- non-U.S...............    996.7    --      757.5  239.2
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    607.5    --      607.5     --
   Internal models................      0.5    --         --    0.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    608.0    --      607.5    0.5
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    492.6    --      492.6     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      2.1    --         --    2.1
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    498.6    --      492.6    6.0
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    212.9    --      212.9     --
   Broker quotes..................     22.3    --         --   22.3
   Internal models................      2.9    --        2.9     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    238.1    --      215.8   22.3
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,752.0   $--   $5,234.1 $517.9
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                      2012
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $ 7.7  $7.7     $--    $ --
Internal models..........   3.5    --      --     3.5
                          -----  ----     ---    ----
   Total equity
     securities.......... $11.2  $7.7     $--    $3.5
                          =====  ====     ===    ====

                                      2011
                          -----------------------------
(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $ 0.1  $0.1     $--    $ --
Internal models..........   0.1    --      --     0.1
                          -----  ----     ---    ----
   Total equity
     securities.......... $ 0.2  $0.1     $--    $0.1
                          =====  ====     ===    ====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                       2012
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.4   $--    $1.4   $   --
Broker quotes............    2.0    --      --      2.0
                          ------   ---    ----   ------
   Total trading
     securities.......... $  3.4   $--    $1.4   $  2.0
                          ======   ===    ====   ======

                                       2011
                          ------------------------------
(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  1.6   $--    $1.6   $   --
Broker quotes............  103.1    --      --    103.1
                          ------   ---    ----   ------
   Total trading
     securities.......... $104.7   $--    $1.6   $103.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments, which is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, the current consumer price index and the forward consumer price index curve, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIES are classified as Level 3. As credit spreads widen for the underlying issuers comprising the customized index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $11.6 million and $13.9 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3. Increases in the valuation of the underlying assets or decreases in the derivative liabilities will result in an increase in the fair value of these borrowings.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                       2012
                                         ---------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  390.0 $   --  $  387.3 $  2.7
          Tax-exempt....................      0.4     --       0.4     --
          Government --
            non-U.S.....................    109.0     --     102.9    6.1
          U.S. corporate................  3,102.6     --   2,839.8  262.8
          Corporate --
            non-U.S.....................  1,148.8     --     858.7  290.1
          Residential
            mortgage-backed.............    650.1     --     647.4    2.7
          Commercial
            mortgage-backed.............    528.8     --     524.5    4.3
          Other
            asset-backed................    360.2     --     187.8  172.4
                                         -------- ------  -------- ------
          Total fixed
            maturity
            securities..................  6,289.9     --   5,548.8  741.1
                                         -------- ------  -------- ------
       Equity securities................     11.2    7.7        --    3.5
                                         -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities..................      3.4     --       1.4    2.0
          Derivative
            assets:
              Interest
                rate
                swaps...................    174.3     --     174.3     --
              Credit
                default
                swaps...................      0.1     --       0.1     --
              Equity
                index
                options.................      3.0     --        --    3.0
                                         -------- ------  -------- ------
              Total
                derivative
                assets..................    177.4     --     174.4    3.0
                                         -------- ------  -------- ------
          Securities
            lending
            collateral..................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral..................     49.8     --      49.8     --
                                         -------- ------  -------- ------
          Total other
            invested
            assets......................    280.0     --     275.0    5.0
                                         -------- ------  -------- ------
   Restricted other
     invested assets
     related to VIEs....................    311.4     --     199.5  111.9
   Reinsurance
     recoverable (1)....................      1.6     --        --    1.6
   Separate account
     assets.............................    871.2  871.2        --     --
                                         -------- ------  -------- ------
          Total assets.................. $7,765.3 $878.9  $6,023.3 $863.1
                                         ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   42.3 $   --  $     -- $ 42.3
   Derivative
     liabilities:.......................
       Interest rate
         swaps..........................      0.6     --       0.6     --
       Inflation indexed
         swaps..........................      8.7     --       8.7     --
       Credit default
         swaps related
         to VIEs........................    104.0     --        --  104.0
                                         -------- ------  -------- ------
       Total derivative
         liabilities....................    113.3     --       9.3  104.0
   Borrowings related to
     VIEs...............................      7.7     --        --    7.7
                                         -------- ------  -------- ------
          Total
            liabilities................. $  163.3 $   --  $    9.3 $154.0
                                         ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


                                                       2011
                                         ---------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  431.3 $   --  $  427.4 $  3.9
          Government --
            non-U.S.....................     71.3     --      64.1    7.2
          U.S. corporate................  2,908.0     --   2,669.2  238.8
          Corporate --
            non-U.S.....................    996.7     --     757.5  239.2
          Residential
            mortgage-backed.............    608.0     --     607.5    0.5
          Commercial
            mortgage-backed.............    498.6     --     492.6    6.0
          Other
            asset-backed................    238.1     --     215.8   22.3
                                         -------- ------  -------- ------
          Total fixed
            maturity
            securities..................  5,752.0     --   5,234.1  517.9
                                         -------- ------  -------- ------
       Equity securities................      0.2    0.1        --    0.1
                                         -------- ------  -------- ------
       Other invested
         assets:
          Trading
            securities..................    104.7     --       1.6  103.1
          Derivative
            assets:
              Interest
                rate
                swaps...................    194.5     --     194.5     --
              Credit
                default
                swaps...................      0.3     --       0.3     --
              Equity
                index
                options.................      1.9     --        --    1.9
                                         -------- ------  -------- ------
              Total
                derivative
                assets..................    196.7     --     194.8    1.9
                                         -------- ------  -------- ------
          Securities
            lending
            collateral..................     49.4     --      49.4     --
          Derivatives
            counterparty
            collateral..................    136.7     --     136.7     --
                                         -------- ------  -------- ------
          Total other
            invested
            assets......................    487.5     --     382.5  105.0
                                         -------- ------  -------- ------
       Restricted other
         invested assets
         related to VIEs................    303.9     --     199.4  104.5
   Other assets (1).....................      2.3     --       2.3     --
   Reinsurance
     recoverable (2)....................      2.6     --        --    2.6
   Separate account
     assets.............................    885.0  885.0        --     --
                                         -------- ------  -------- ------
          Total assets.................. $7,433.5 $885.1  $5,818.3 $730.1
                                         ======== ======  ======== ======
Liabilities
   Policyholder account
     balances (3)....................... $   58.4 $   --  $     -- $ 58.4
   Derivative
     liabilities:
       Interest rate
         swaps..........................      1.4     --       1.4     --
       Inflation indexed
         swaps..........................      2.5     --       2.5     --
       Credit default
         swaps..........................      5.1     --        --    5.1
       Credit default
         swaps related
         to VIEs........................    177.0     --        --  177.0
       Equity return
         swaps..........................      0.9     --       0.9     --
                                         -------- ------  -------- ------
       Total derivative
         liabilities....................    186.9     --       4.8  182.1
                                         -------- ------  -------- ------
   Borrowings related to
     VIEs...............................      6.3     --        --    6.3
                                         -------- ------  -------- ------
       Total liabilities................ $  251.6 $   --  $    4.8 $246.8
                                         ======== ======  ======== ======

--------
(1)Represents embedded derivatives associated with certain reinsurance agreements.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                         TOTAL REALIZED AND
                                          UNREALIZED GAINS
                                              (LOSSES)
                                        --------------------
                             BEGINNING
                              BALANCE
                               AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                             JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)           2012      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------        ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity
 securities:
   U.S. government,
    agencies and
    government-sponsored
    enterprises.............   $  3.9      $  --     $  --    $   --   $    --    $ --      $  (1.2)   $   --   $   --
   Government -- non-U.S....      7.2         --       0.2        --        --      --         (1.3)       --       --
   U.S. corporate (1).......    238.8        2.4       9.1      10.0        --      --        (12.3)     39.5    (24.7)
   Corporate -- non-U.S.
    (1).....................    239.2        0.7       9.8      31.5        --      --        (20.8)     36.7     (7.0)
   Residential mortgage-
    backed..................      0.5       (0.4)      2.1       4.0        --      --         (3.5)       --       --
   Commercial
    mortgage-backed.........      6.0         --       0.1        --        --      --         (0.1)       --     (1.7)
   Other asset-backed (1)...     22.3        0.8       3.9     121.4        --      --         (5.2)     29.2       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
   Total fixed maturity
    securities..............    517.9        3.5      25.2     166.9        --      --        (44.4)    105.4    (33.4)
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Equity securities...........      0.1       (0.1)       --       3.5        --      --           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Other invested assets:
   Trading securities.......    103.1        1.1        --        --      (1.9)     --       (100.3)       --       --
   Derivative assets:
     Equity index options...      1.9       (5.7)       --       6.8        --      --           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
     Total derivative
       assets...............      1.9       (5.7)       --       6.8        --      --           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
   Total other invested
    assets..................    105.0       (4.6)       --       6.8      (1.9)     --       (100.3)       --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Restricted other
 invested assets related
 to VIEs (2)................    104.5        7.4        --     100.0    (100.0)     --           --        --       --
Reinsurance recoverable
 (3)........................      2.6       (1.5)       --        --        --     0.5           --        --       --
                               ------      -----     -----    ------   -------    ----      -------    ------   ------
Total Level 3 assets........   $730.1      $ 4.7     $25.2    $277.2   $(101.9)   $0.5      $(144.7)   $105.4   $(33.4)
                               ======      =====     =====    ======   =======    ====      =======    ======   ======

                                          TOTAL GAINS
                                            (LOSSES)
                                          INCLUDED IN
                                ENDING     NET INCOME
                               BALANCE       (LOSS)
                                AS OF     ATTRIBUTABLE
                             DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2012      STILL HELD
---------------------        ------------ ------------
Fixed maturity
 securities:
   U.S. government,
    agencies and
    government-sponsored
    enterprises.............    $  2.7       $  --
   Government -- non-U.S....       6.1          --
   U.S. corporate (1).......     262.8         2.3
   Corporate -- non-U.S.
    (1).....................     290.1          --
   Residential mortgage-
    backed..................       2.7        (0.4)
   Commercial
    mortgage-backed.........       4.3          --
   Other asset-backed (1)...     172.4         0.8
                                ------       -----
   Total fixed maturity
    securities..............     741.1         2.7
                                ------       -----
Equity securities...........       3.5          --
                                ------       -----
Other invested assets:
   Trading securities.......       2.0          --
   Derivative assets:
     Equity index options...       3.0        (5.6)
                                ------       -----
     Total derivative
       assets...............       3.0        (5.6)
                                ------       -----
   Total other invested
    assets..................       5.0        (5.6)
                                ------       -----
Restricted other
 invested assets related
 to VIEs (2)................     111.9          --
Reinsurance recoverable
 (3)........................       1.6        (1.5)
                                ------       -----
Total Level 3 assets........    $863.1       $(4.4)
                                ======       =====

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level
   3. The transfers into Level 3 for structured securities primarily related to securities that were recently purchased and initially classified as Level 2 based on market data that existed at the time of purchase and subsequent valuation included significant unobservable inputs.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


                                           TOTAL REALIZED AND
                                            UNREALIZED GAINS
                                                (LOSSES)
                                          -------------------
                               BEGINNING
                                BALANCE
                                 AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                               JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)             2011      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-sponsored
    enterprises...............   $  3.5      $  --     $(0.1)    $  --   $   --    $ --      $ (1.4)    $  1.9   $  --
  Government -- non-U.S.......       --         --        --        --       --      --        (1.3)       8.5      --
  U.S. corporate (1)..........     84.5        2.5      11.7      32.0     (8.3)     --        (6.2)     122.6      --
  Corporate --
    non-U.S. (1)..............     44.6       (5.2)     (2.0)     30.0    (12.2)     --       (11.9)     196.8    (0.9)
  Residential
    mortgage-backed...........     11.6         --      (5.6)       --       --      --        (5.5)        --      --

    Commercial mortgage-backed      7.7         --      (0.1)       --       --      --        (1.6)        --      --
  Other asset-backed..........      4.2       (0.5)      0.2      18.4       --      --          --         --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total fixed maturity
    securities................    156.1       (3.2)      4.1      80.4    (20.5)     --       (27.9)     329.8    (0.9)
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Equity securities.............      0.1         --        --        --       --      --          --         --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Other invested assets:
  Trading securities..........    108.1       (1.3)       --        --       --      --        (3.7)        --      --
  Derivative assets:
     Credit default swaps.....      0.1       (0.1)       --        --       --      --          --         --      --
     Equity index options.....      2.1        1.4        --       8.4       --      --       (10.0)        --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
     Total derivative
      assets..................      2.2        1.3        --       8.4       --      --       (10.0)        --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
  Total other invested
    assets....................    110.3         --        --       8.4       --      --       (13.7)        --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Restricted other
 invested assets related
 to VIEs (2)..................    107.2       (2.7)       --        --       --      --          --         --      --
Reinsurance
 recoverable (3)..............     (0.9)       3.0        --        --       --     0.5          --         --      --
                                 ------      -----     -----     -----   ------    ----      ------     ------   -----
Total Level 3 assets..........   $372.8      $(2.9)    $ 4.1     $88.8   $(20.5)   $0.5      $(41.6)    $329.8   $(0.9)
                                 ======      =====     =====     =====   ======    ====      ======     ======   =====

                                            TOTAL GAINS
                                              (LOSSES)
                                            INCLUDED IN
                                  ENDING     NET INCOME
                                 BALANCE       (LOSS)
                                  AS OF     ATTRIBUTABLE
                               DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)              2011      STILL HELD
---------------------          ------------ ------------
Fixed maturity
 securities:
  U.S. government,
    agencies and
    government-sponsored
    enterprises...............    $  3.9       $  --
  Government -- non-U.S.......       7.2          --
  U.S. corporate (1)..........     238.8         2.5
  Corporate --
    non-U.S. (1)..............     239.2        (0.1)
  Residential
    mortgage-backed...........       0.5          --

    Commercial mortgage-backed       6.0          --
  Other asset-backed..........      22.3        (0.5)
                                  ------       -----
  Total fixed maturity
    securities................     517.9         1.9
                                  ------       -----
Equity securities.............       0.1          --
                                  ------       -----
Other invested assets:
  Trading securities..........     103.1        (1.3)
  Derivative assets:
     Credit default swaps.....        --        (0.1)
     Equity index options.....       1.9         1.4
                                  ------       -----
     Total derivative
      assets..................       1.9         1.3
                                  ------       -----
  Total other invested
    assets....................     105.0          --
                                  ------       -----
Restricted other
 invested assets related
 to VIEs (2)..................     104.5        (2.7)
Reinsurance
 recoverable (3)..............       2.6         3.0
                                  ------       -----
Total Level 3 assets..........    $730.1       $ 2.2
                                  ======       =====

--------
(1)The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)See note 13 for additional information related to consolidated VIEs.
(3)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

                                         TOTAL REALIZED AND
                                          UNREALIZED GAINS
                                              (LOSSES)
                                        -------------------
                                                                                                            TOTAL GAINS
                                                                                                              (LOSSES)
                                                              PURCHASES,                                    INCLUDED IN
                             BEGINNING                          SALES,                                       NET INCOME
                              BALANCE                         ISSUANCES                          ENDING        (LOSS)
                               AS OF    INCLUDED IN              AND      TRANSFER  TRANSFER  BALANCE AS OF ATTRIBUTABLE
                             JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,   TO ASSETS
(AMOUNTS IN MILLIONS)           2010      (LOSS)     IN OCI      NET      LEVEL 3   LEVEL 3       2010       STILL HELD
---------------------        ---------- ----------- -------- ------------ -------- ---------  ------------- ------------
Fixed maturity
 securities:
   U.S. government,
    agencies and
    government-sponsored
    enterprises.............  $     --    $   --     $  --      $ (0.8)    $  4.3  $      --     $  3.5        $   --
   U.S. corporate (1).......      74.5       2.0       0.5         4.3       24.8      (21.6)      84.5           2.0
   Corporate -- non-U.S.
    (1).....................      46.7     (10.7)      4.1         7.6       29.5      (32.6)      44.6          (2.8)
   Residential
    mortgage-backed (2).....     217.5        --       0.1         4.0         --     (210.0)      11.6            --
   Commercial
    mortgage-backed (2).....     532.6      (1.3)      1.8       (30.5)      22.3     (517.2)       7.7            --
   Other asset-backed (2)...     421.6      (0.1)     (0.5)       (0.8)        --     (416.0)       4.2          (3.7)
                              --------    ------     -----      ------     ------  ---------     ------        ------
   Total fixed maturity
    securities..............   1,292.9     (10.1)      6.0       (16.2)      80.9   (1,197.4)     156.1          (4.5)
                              --------    ------     -----      ------     ------  ---------     ------        ------
Equity securities...........        --        --        --         0.1         --         --        0.1            --
                              --------    ------     -----      ------     ------  ---------     ------        ------
Other invested assets:
   Trading securities (3)...      14.7       2.4        --       (10.0)     102.1       (1.1)     108.1           2.2
   Derivative assets:
     Credit default swaps...       1.0      (0.9)       --          --         --         --        0.1          (0.9)
     Equity index options...       6.7      (6.2)       --         1.6         --         --        2.1          (6.2)
                              --------    ------     -----      ------     ------  ---------     ------        ------
     Total derivative
       assets...............       7.7      (7.1)       --         1.6         --         --        2.2          (7.1)
                              --------    ------     -----      ------     ------  ---------     ------        ------
   Total other invested
    assets..................      22.4      (4.7)       --        (8.4)     102.1       (1.1)     110.3          (4.9)
                              --------    ------     -----      ------     ------  ---------     ------        ------
Restricted other
 invested assets related
 to VIEs (4)................        --      (4.7)       --       111.9         --         --      107.2          (4.7)
Reinsurance recoverable
 (5)........................      (0.9)     (0.4)       --         0.4         --         --       (0.9)         (0.4)
                              --------    ------     -----      ------     ------  ---------     ------        ------
Total Level 3 assets........  $1,314.4    $(19.9)    $ 6.0      $ 87.8     $183.0  $(1,198.5)    $372.8        $(14.5)
                              ========    ======     =====      ======     ======  =========     ======        ======

--------
(1)The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
(2)During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
(3)Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012   2011   2010
---------------------     -----  -----  ------
Total realized and
  unrealized gains
  (losses) included in
  net income (loss):
   Net investment income. $ 4.0  $ 2.2  $  2.3
   Net investment gains
     (losses)............   0.7   (5.1)  (22.2)
                          -----  -----  ------
       Total............. $ 4.7  $(2.9) $(19.9)
                          =====  =====  ======
Total gains (losses)
  included in net income
  (loss) attributable to
  assets still held:
   Net investment income. $ 3.2  $ 2.2  $ (1.7)
   Net investment gains
     (losses)............  (7.6)    --   (12.8)
                          -----  -----  ------
       Total............. $(4.4) $ 2.2  $(14.5)
                          =====  =====  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                       UNREALIZED (GAINS)
                                             LOSSES
                                      ---------------------



                           BEGINNING                                                                                   ENDING
                            BALANCE                                                                                   BALANCE
                             AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                           JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2012
---------------------      ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1).............   $ 58.4      $(20.4)     $--      $ --     $--    $4.3       $  --      $--      $--       $ 42.3
Derivative liabilities:
   Credit default swaps...      5.1        (3.0)      --        --      --      --        (2.1)      --       --           --
   Credit default swaps
    related to VIEs (2)...    177.0       (75.8)      --       2.8      --      --          --       --       --        104.0
                             ------      ------      ---      ----     ---    ----       -----      ---      ---       ------
   Total derivative
    liabilities...........    182.1       (78.8)      --       2.8      --      --        (2.1)      --       --        104.0
Borrowings related to
 VIEs (2).................      6.3         1.4       --        --      --      --          --       --       --          7.7
                             ------      ------      ---      ----     ---    ----       -----      ---      ---       ------
Total Level 3 liabilities.   $246.8      $(97.8)     $--      $2.8     $--    $4.3       $(2.1)     $--      $--       $154.0
                             ======      ======      ===      ====     ===    ====       =====      ===      ===       ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1).............     $(20.0)
Derivative liabilities:
   Credit default swaps...         --
   Credit default swaps
    related to VIEs (2)...      (75.8)
                               ------
   Total derivative
    liabilities...........      (75.8)
Borrowings related to
 VIEs (2).................        1.4
                               ------
Total Level 3 liabilities.     $(94.4)
                               ======

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

                                       TOTAL REALIZED AND
                                       UNREALIZED (GAINS)
                                             LOSSES
                                      ---------------------



                           BEGINNING                                                                                   ENDING
                            BALANCE                                                                                   BALANCE
                             AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                           JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)         2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------      ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances (1)                $ 13.1      $41.0       $ --     $ --    $ --    $4.3       $  --      $ --     $ --      $ 58.4
Derivative liabilities:
   Credit default swaps...      0.4        5.3         --       --      --      --        (0.6)       --       --         5.1
   Credit default swaps
    related to VIEs (2)...    128.6       48.4         --       --      --      --          --        --       --       177.0
                             ------      -----       ----     ----    ----    ----       -----      ----     ----      ------
   Total derivative
    liabilities...........    129.0       53.7         --       --      --      --        (0.6)       --       --       182.1
                             ------      -----       ----     ----    ----    ----       -----      ----     ----      ------
Borrowings related to
 VIEs (2).................      7.7       (1.4)        --       --      --      --          --        --       --         6.3
                             ------      -----       ----     ----    ----    ----       -----      ----     ----      ------
Total Level 3 liabilities.   $149.8      $93.3       $ --     $ --    $ --    $4.3       $(0.6)     $ --     $ --      $246.8
                             ======      =====       ====     ====    ====    ====       =====      ====     ====      ======




                           TOTAL (GAINS)
                               LOSSES
                            INCLUDED IN
                            NET (INCOME)
                                LOSS
                            ATTRIBUTABLE
                           TO LIABILITIES
(AMOUNTS IN MILLIONS)        STILL HELD
---------------------      --------------
Policyholder account
 balances (1)                  $41.3
Derivative liabilities:
   Credit default swaps...       5.3
   Credit default swaps
    related to VIEs (2)...      48.4
                               -----
   Total derivative
    liabilities...........      53.7
                               -----
Borrowings related to
 VIEs (2).................      (1.1)
                               -----
Total Level 3 liabilities.     $93.9
                               =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)See note 13 for additional information related to consolidated VIEs.

                                       TOTAL REALIZED AND
                                       UNREALIZED (GAINS)
                                             LOSSES
                                      ---------------------
                                                                                                        TOTAL (GAINS)
                                                                                                            LOSSES
                                                             PURCHASES,                                  INCLUDED IN
                           BEGINNING                           SALES,                         ENDING     NET (INCOME)
                            BALANCE                          ISSUANCES                       BALANCE         LOSS
                             AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------      ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
 balances (1).............   $19.0       $(9.5)      $ --      $ 3.6      $   --    $ --      $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps...      --         0.4         --         --          --      --         0.4          0.4
   Credit default swaps
    related to VIEs (2)...      --         9.0         --       (1.0)      120.6      --       128.6          9.0
                             -----       -----       ----      -----      ------    ----      ------        -----
   Total derivative
    liabilities...........      --         9.4         --       (1.0)      120.6      --       129.0          9.4
                             -----       -----       ----      -----      ------    ----      ------        -----
Borrowings related to
 VIEs (2).................      --        (0.8)        --         --         8.5      --         7.7         (0.8)
                             -----       -----       ----      -----      ------    ----      ------        -----
Total Level 3 liabilities.   $19.0       $(0.9)      $ --      $ 2.6      $129.1    $ --      $149.8        $(0.7)
                             =====       =====       ====      =====      ======    ====      ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)      2012   2011   2010
---------------------     ------  ----- -----
Total realized and
  unrealized (gains)
  losses included in net
  (income) loss:
   Net investment income. $   --  $  -- $  --
   Net investment
     (gains) losses......  (97.8)  93.3  (0.9)
                          ------  ----- -----
       Total............. $(97.8) $93.3 $(0.9)
                          ======  ===== =====
Total (gains) losses
  included in net
  (income) loss
  attributable to
  liabilities still held:
   Net investment income. $   --  $  -- $  --
   Net investment
     (gains) losses......  (94.4)  93.9  (0.7)
                          ------  ----- -----
       Total............. $(94.4) $93.9 $(0.7)
                          ======  ===== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                                                                                         RANGE
(AMOUNTS IN MILLIONS)           VALUATION TECHNIQUE     FAIR VALUE      UNOBSERVABLE INPUT        (WEIGHTED-AVERAGE)
---------------------        -------------------------- ---------- ---------------------------  ------------------------
Assets
   Fixed maturity
    securities:
     U.S. corporate.........       Matrix pricing         $257.3          Credit spreads        65bps - 389bps (214bps)
     Corporate --
       non-U.S..............       Matrix pricing          285.1          Credit spreads        82bps - 315bps (185bps)
   Derivative assets:
     Equity index options...   Discounted cash flows         3.0     Equity index volatility        14% - 24%(19%)
Liabilities
                                                                   Withdrawal utilization rate        -- % - 98%
                                                                            Lapse rate                -- % - 25%
                                                                       Non-performance risk
                                                                         (credit spreads)        50bps - 90bps (80bps)
   Policyholder account
    balances (1)............ Stochastic cash flow model     42.3     Equity index volatility        18% - 25%(22%)

--------
(1)Unobservable input valuation based on the current market credit default swap premium.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(13)VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (A) VARIABLE INTEREST ENTITIES REQUIRED TO BE CONSOLIDATED

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

(AMOUNTS IN MILLIONS)             2012   2011
---------------------            ------ ------
Assets
   Investments:
       Restricted other
         invested assets:
          Trading
            securities.......... $311.4 $303.9
                                 ------ ------
       Total restricted
         other invested
         assets.................  311.4  303.9
                                 ------ ------
          Total
            investments.........  311.4  303.9
   Accrued investment
     income.....................    0.2    0.3
                                 ------ ------
       Total assets............. $311.6 $304.2
                                 ====== ======
Liabilities
   Other liabilities:
       Derivative
         liabilities............ $104.0 $177.0
       Other liabilities........     --    0.1
                                 ------ ------
       Total other
         liabilities............  104.0  177.1
   Borrowings related to
     VIEs.......................    7.7    6.3
                                 ------ ------
       Total liabilities........ $111.7 $183.4
                                 ====== ======

   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the years ended December 31:

(AMOUNTS IN MILLIONS)       2012   2011    2010
---------------------      -----  ------  -----
Revenues:
Net investment income:
   Restricted other
     invested assets...... $ 0.7  $  1.0  $ 1.0
                           -----  ------  -----
   Total net investment
     income...............   0.7     1.0    1.0
                           -----  ------  -----
Net investment gains
  (losses):
   Trading securities.....   9.7    (0.5)   9.2
   Derivatives............  75.8   (45.8)  (8.6)
   Borrowings related to
     VIEs recorded at
     fair value...........  (1.4)    1.4    0.4
                           -----  ------  -----
   Total net investment
     gains (losses).......  84.1   (44.9)   1.0
                           -----  ------  -----
       Total revenues.....  84.8   (43.9)   2.0
                           -----  ------  -----
Expenses:
Interest expense..........   1.3     1.7    1.8
                           -----  ------  -----
       Total expenses.....   1.3     1.7    1.8
                           -----  ------  -----
Income (loss) before
  income taxes............  83.5   (45.6)   0.2
Provision (benefit) for
  income taxes............  29.4   (16.1)   0.1
                           -----  ------  -----
Net income (loss)......... $54.1  $(29.5) $ 0.1
                           =====  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

  (B) BORROWINGS RELATED TO VARIABLE INTEREST ENTITIES

   Borrowings related VIEs were as follows as of December 31:

                                 2012               2011
                          ------------------ ------------------
                          PRINCIPAL CARRYING PRINCIPAL CARRYING
(AMOUNTS IN MILLIONS)      AMOUNT    VALUE    AMOUNT    VALUE
---------------------     --------- -------- --------- --------
Marvel Finance 2007-1
  LLC, due 2017 (1)......   $ 0.5     $ --     $ 2.5     $0.3
Marvel Finance 2007-4
  LLC, due 2017 (1)......    11.9      7.7      11.9      6.0
                            -----     ----     -----     ----
   Total.................   $12.4     $7.7     $14.4     $6.3
                            =====     ====     =====     ====

--------
(1)Accrual of interest based on three-month London Interbank Offered Rate that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14)RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on estimated statutory results as of December 31, 2012, in accordance with applicable dividend restrictions, we could pay dividends of approximately $35.9 million in 2013 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2012, 2011 or 2010.

(15)SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We received a permitted practice from New York to exempt certain of our investments from the new NAIC structured security valuation and ratings process.

   As of and for the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2012   2011   2010
---------------------          ------ ------ ------
Statutory net income.......... $ 19.1 $  6.5 $130.0
Statutory capital and surplus.  540.1  559.5  549.1

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010

of initiating regulatory action. In the course of operations, we periodically monitor the RBC level. As of December 31, 2012 and 2011, we exceeded the minimum required RBC levels. Our RBC ratio was approximately 434% and 447% as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 12.6% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

(16)SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our long-term care insurance, fixed deferred and immediate annuities businesses and life insurance. Our Runoff segment primarily includes variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                          U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF  AND OTHER   TOTAL
---------------------     --------- -------- --------- ---------
Net investment income.... $  331.1  $    5.5  $  1.9   $   338.5
Premiums.................    189.4        --      --       189.4
Net investment gains
  (losses)...............     (0.8)     75.7    11.6        86.5
Policy fees and other
  income.................     32.3      19.6      --        51.9
                          --------  --------  ------   ---------
   Total revenues........    552.0     100.8    13.5       666.3
                          --------  --------  ------   ---------
Benefits and other
  changes in policy
  reserves...............    256.2       1.1      --       257.3
Interest credited........    103.8       3.5      --       107.3
Acquisition and
  operating expenses,
  net of deferrals.......     43.6       7.0     0.6        51.2
Amortization of deferred
  acquisition costs and
  intangibles............     42.0       5.4      --        47.4
Interest expense.........      0.2       1.4      --         1.6
                          --------  --------  ------   ---------
   Total benefits and
     expenses............    445.8      18.4     0.6       464.8
                          --------  --------  ------   ---------
Income before income
  taxes..................    106.2      82.4    12.9       201.5
Provision for income
  taxes..................     37.1      27.8     4.7        69.6
                          --------  --------  ------   ---------
Net income............... $   69.1  $   54.6  $  8.2   $   131.9
                          ========  ========  ======   =========
Total assets............. $9,301.8  $1,437.2  $546.5   $11,285.5
                          ========  ========  ======   =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2012, 2011 and 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                          U.S. LIFE           CORPORATE
(AMOUNTS IN MILLIONS)     INSURANCE  RUNOFF   AND OTHER   TOTAL
---------------------     --------- --------  --------- ---------
Net investment income.... $  325.8  $    3.0   $  0.6   $   329.4
Premiums.................    182.5        --       --       182.5
Net investment gains
  (losses)...............     (5.1)    (58.4)    (1.1)      (64.6)
Policy fees and other
  income.................     22.4      21.5       --        43.9
                          --------  --------   ------   ---------
   Total revenues........    525.6     (33.9)    (0.5)      491.2
                          --------  --------   ------   ---------
Benefits and other
  changes in policy
  reserves...............    235.8       1.7       --       237.5
Interest credited........    108.5       2.9       --       111.4
Acquisition and
  operating expenses,
  net of deferrals.......     50.8       9.3      1.1        61.2
Amortization of deferred
  acquisition costs and
  intangibles............     35.2       4.7       --        39.9
Goodwill impairment......     49.1        --                 49.1
Interest expense.........      0.3       1.7       --         2.0
                          --------  --------   ------   ---------
   Total benefits and
     expenses............    479.7      20.3      1.1       501.1
                          --------  --------   ------   ---------
Income (loss) before
  income taxes...........     45.9     (54.2)    (1.6)       (9.9)
Provision (benefit) for
  income taxes...........     33.4     (20.2)    (1.5)       11.7
                          --------  --------   ------   ---------
Net income (loss)........ $   12.5  $  (34.0)  $ (0.1)  $   (21.6)
                          ========  ========   ======   =========
Total assets............. $8,863.3  $1,587.7   $444.5   $10,895.5
                          ========  ========   ======   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                          U.S. LIFE        CORPORATE
(AMOUNTS IN MILLIONS)     INSURANCE RUNOFF AND OTHER  TOTAL
---------------------     --------- ------ --------- ------
Net investment income....  $311.4   $ 2.9    $ 2.3   $316.6
Premiums.................   182.2      --       --    182.2
Net investment gains
  (losses)...............   (23.7)    9.2     (5.9)   (20.4)
Policy fees and other
  income.................    16.7    29.2       --     45.9
                           ------   -----    -----   ------
   Total revenues........   486.6    41.3     (3.6)   524.3
                           ------   -----    -----   ------
Benefits and other
  changes in policy
  reserves...............   219.0     3.0       --    222.0
Interest credited........   114.0     3.0       --    117.0
Acquisition and
  operating expenses,
  net of deferrals.......    46.1    10.5      1.9     58.5
Amortization of deferred
  acquisition costs and
  intangibles............    26.3     2.5       --     28.8
Interest expense.........     0.3     1.8       --      2.1
                           ------   -----    -----   ------
   Total benefits and
     expenses............   405.7    20.8      1.9    428.4
                           ------   -----    -----   ------
Income (loss) before
  income taxes...........    80.9    20.5     (5.5)    95.9
Provision (benefit) for
  income taxes...........    28.8     6.4     (2.1)    33.1
                           ------   -----    -----   ------
Net income (loss)........  $ 52.1   $14.1    $(3.4)  $ 62.8
                           ======   =====    =====   ======